UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1113

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Institutional Trust

Schedule of Portfolio Investments as of May 31, 2016

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2016.

[INSERT—JPMorgan Core Bond Trust, JPMorgan Equity Index Trust and

JPMorgan Intermediate Bond Trust for quarter ending May 31, 2016]

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 11.0%
	Academic Loan Funding Trust,
874	Series 2012-1A, Class A1, VAR, 1.239%, 12/27/22 (e)	873
1,562	Series 2013-1A, Class A, VAR, 1.246%, 12/26/44 (e)	1,548
	Ally Auto Receivables Trust,
403	Series 2013-2, Class A3, 0.790%, 01/15/18	403
300	Series 2013-2, Class A4, 1.240%, 11/15/18	300
1,981	Series 2014-SN2, Class A3, 1.030%, 09/20/17	1,981
1,267	Series 2016-1, Class A2A, 1.200%, 08/15/18	1,268
	American Credit Acceptance Receivables Trust,
553	Series 2014-2, Class B, 2.260%, 03/10/20 (e)	553
79	Series 2014-4, Class A, 1.330%, 07/10/18 (e)	79
510	Series 2015-1, Class A, 1.430%, 08/12/19 (e)	509
1,337	Series 2015-2, Class A, 1.570%, 06/12/19 (e)	1,334
1,225	Series 2015-2, Class C, 4.320%, 05/12/21 (e)	1,182
2,590	Series 2016-1A, Class B, 4.240%, 06/13/22 (e)	2,610
	American Homes 4 Rent Trust,
1,000	Series 2014-SFR1, Class C, VAR, 2.184%, 06/17/31 (e)	975
3,898	Series 2014-SFR2, Class A, 3.786%, 10/17/36 (e)	4,118
2,000	Series 2014-SFR2, Class D, 5.149%, 10/17/36 (e)	2,077
850	Series 2014-SFR2, Class E, 6.231%, 10/17/36 (e)	857
2,926	Series 2014-SFR3, Class A, 3.678%, 12/17/36 (e)	3,078
500	Series 2014-SFR3, Class C, 4.596%, 12/17/36 (e)	518
2,380	Series 2014-SFR3, Class E, 6.418%, 12/17/36 (e)	2,527
4,167	Series 2015-SFR1, Class A, 3.467%, 04/17/52 (e)	4,304
1,275	Series 2015-SFR1, Class E, 5.639%, 04/17/52 (e)	1,272
	AmeriCredit Automobile Receivables Trust,
167	Series 2013-5, Class A3, 0.900%, 09/10/18	167
352	Series 2015-2, Class A2A, 0.830%, 09/10/18	352
999	Series 2016-1, Class A3, 1.810%, 10/08/20	1,002
2,835	Series 2016-2, Class A2A, 1.420%, 10/08/19	2,833
513	Series 2016-2, Class A3, 1.600%, 11/09/20	512
7,100	Anchor Assets IX LLC, Series 2016-1, Class A, 5.125%, 02/15/20 (e)	7,100
3,502	ARLP Securitization Trust, Series 2015-1, Class A1, SUB, 3.967%, 05/25/55 (e)	3,420
1,617	AXIS Equipment Finance Receivables III LLC, Series 2015-1A, Class A2, 1.900%, 03/20/20 (e)	1,615
	B2R Mortgage Trust,
1,764	Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	1,755
2,991	Series 2015-2, Class A, 3.336%, 11/15/48 (e)	3,035
1,400	BA Credit Card Trust, Series 2015-A2, Class A, 1.360%, 09/15/20	1,404
1,367	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e)	1,342
	BCC Funding Corp. X,
3,193	Series 2015-1, Class A2, 2.224%, 10/20/20 (e)	3,184
550	Series 2015-1, Class D, 4.544%, 12/21/20 (e)	554
299	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.816%, 04/25/36	288
130	BMW Vehicle Owner Trust, Series 2013-A, Class A3, 0.670%, 11/27/17	130
580	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	577
	Cabela’s Credit Card Master Note Trust,
700	Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	702
880	Series 2015-2, Class A1, 2.250%, 07/17/23	885
1,789	CAM Mortgage LLC, Series 2015-1, Class A, SUB, 3.500%, 07/15/64 (e)	1,790
	CarFinance Capital Auto Trust,
136	Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	135
375	Series 2014-1A, Class B, 2.720%, 04/15/20 (e)	375
882	Series 2015-1A, Class A, 1.750%, 06/15/21 (e)	877
3,021	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.528%, 10/15/21 (e)	2,985
	CarMax Auto Owner Trust,
280	Series 2013-4, Class A3, 0.800%, 07/16/18	279
440	Series 2013-4, Class A4, 1.280%, 05/15/19	440
2,800	Series 2015-2, Class A2A, 0.820%, 06/15/18	2,799
	Carnow Auto Receivables Trust,
122	Series 2014-1A, Class B, 1.890%, 11/15/18 (e)	123

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,849	Series 2015-1A, Class A, 1.690%, 01/15/20 (e)	1,845
95	Centex Home Equity Loan Trust, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	96
941	Chase Funding Trust, Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	959
4,178	Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A3, 1.770%, 10/15/20 (e)	4,187
	Citi Held For Asset Issuance,
997	Series 2015-PM1, Class A, 1.850%, 12/15/21 (e)	993
1,459	Series 2015-PM1, Class B, 2.930%, 12/15/21 (e)	1,428
3,515	Series 2016-MF1, Class A, 4.480%, 08/15/22 (e)	3,502
4,392	Series 2016-PM1, Class A, 4.650%, 04/15/25 (e)	4,425
800	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,080
191	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.826%, 12/25/33	184
2,867	Colony American Finance Ltd., (Cayman Islands), Series 2016-1, Class A, 2.544%, 06/15/48 (e)	2,849
4,918	Colony American Homes, Series 2014-2A, Class A, VAR, 1.393%, 07/17/31 (e)	4,838
2,800	Concord Funding Co. LLC, Series 2012-2, Class A, 3.145%, 01/15/17 (e)	2,810
1,079	Conix Mortgage Asset Trust, Series 2013-1, Class A, VAR, 12/25/47 (e) (d)	313
460	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	460
	CPS Auto Receivables Trust,
85	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	85
572	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	573
335	Series 2013-C, Class A, 1.640%, 04/16/18 (e)	335
601	Series 2013-D, Class A, 1.540%, 07/16/18 (e)	600
94	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	94
1,691	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	1,683
700	Series 2014-D, Class C, 4.350%, 11/16/20 (e)	673
1,159	Series 2015-A, Class A, 1.530%, 07/15/19 (e)	1,152
223	Series 2015-A, Class C, 4.000%, 02/16/21 (e)	210
4,636	Series 2015-B, Class A, 1.650%, 11/15/19 (e)	4,605
2,535	Series 2015-B, Class C, 4.200%, 05/17/21 (e)	2,402
1,376	Series 2015-C, Class D, 4.630%, 08/16/21 (e)	1,306
2,451	Series 2016-A, Class A, 2.250%, 10/15/19 (e)	2,452
1,355	Series 2016-B, Class A, 2.070%, 11/15/19 (e)	1,353
	CPS Auto Trust,
356	Series 2012-C, Class A, 1.820%, 12/16/19 (e)	356
60	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	60
	Credit Acceptance Auto Loan Trust,
1,590	Series 2014-1A, Class A, 1.550%, 10/15/21 (e)	1,590
3,022	Series 2015-2A, Class A, 2.400%, 02/15/23 (e)	3,030
579	Series 2015-2A, Class C, 3.760%, 02/15/24 (e)	577
276	CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class M1, VAR, 1.346%, 10/25/34	258
	Drive Auto Receivables Trust,
1,471	Series 2015-AA, Class D, 4.120%, 07/15/22 (e)	1,462
2,449	Series 2015-BA, Class B, 2.120%, 06/17/19 (e)	2,453
2,882	Series 2015-BA, Class D, 3.840%, 07/15/21 (e)	2,848
16	Series 2015-CA, Class A2A, 1.030%, 02/15/18 (e)	16
1,059	Series 2015-CA, Class D, 4.200%, 09/15/21 (e)	1,053
1,320	Series 2015-DA, Class D, 4.590%, 01/17/23 (e)	1,323
1,898	Series 2016-AA, Class B, 3.170%, 05/15/20 (e)	1,922
2,535	Series 2016-AA, Class C, 3.910%, 05/17/21 (e)	2,572
477	Series 2016-BA, Class B, 2.560%, 06/15/20 (e)	477
	DT Auto Owner Trust,
105	Series 2014-3A, Class A, 0.980%, 04/16/18 (e)	105
199	Series 2015-1A, Class A, 1.060%, 09/17/18 (e)	199
1,126	Series 2015-2A, Class A, 1.240%, 09/17/18 (e)	1,124
1,808	Series 2015-2A, Class D, 4.250%, 02/15/22 (e)	1,784
2,998	Series 2016-1A, Class A, 2.000%, 09/16/19 (e)	3,002
2,120	Series 2016-2A, Class A, 1.730%, 08/15/19 (e)	2,119

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	Exeter Automobile Receivables Trust,
271	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	271
931	Series 2014-3A, Class A, 1.320%, 01/15/19 (e)	929
556	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	554
856	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	856
2,125	Series 2015-1A, Class B, 2.840%, 03/16/20 (e)	2,116
1,757	Series 2015-2A, Class A, 1.540%, 11/15/19 (e)	1,753
2,316	Series 2015-3A, Class A, 2.000%, 03/16/20 (e)	2,315
2,545	Series 2016-2A, Class A, 2.210%, 07/15/20 (e)	2,545
	Fifth Third Auto Trust,
31	Series 2013-1, Class A3, 0.880%, 10/16/17	31
390	Series 2014-3, Class A3, 0.960%, 03/15/19	389
	First Investors Auto Owner Trust,
416	Series 2014-3A, Class A2, 1.060%, 11/15/18 (e)	416
884	Series 2014-3A, Class A3, 1.670%, 11/16/20 (e)	884
1,051	Series 2015-1A, Class A2, 1.210%, 04/15/19 (e)	1,049
1,547	Series 2015-2A, Class A1, 1.590%, 12/16/19 (e)	1,544
373	Series 2015-2A, Class D, 4.220%, 12/15/21 (e)	362
	FirstKey Lending Trust,
6,701	Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	6,619
2,246	Series 2015-SFR1, Class B, 3.417%, 03/09/47 (e)	2,266
	Flagship Credit Auto Trust,
251	Series 2013-2, Class A, 1.940%, 01/15/19 (e)	251
325	Series 2014-1, Class A, 1.210%, 04/15/19 (e)	324
245	Series 2014-1, Class B, 2.550%, 02/18/20 (e)	243
972	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	966
892	Series 2014-2, Class B, 2.840%, 11/16/20 (e)	882
440	Series 2014-2, Class C, 3.950%, 12/15/20 (e)	440
1,523	Series 2015-1, Class A, 1.630%, 06/15/20 (e)	1,514
4,645	Series 2015-3, Class A, 2.380%, 10/15/20 (e)	4,645
757	Series 2015-3, Class B, 3.680%, 03/15/22 (e)	752
756	Series 2015-3, Class C, 4.650%, 03/15/22 (e)	722
3,000	Series 2016-2, Class C, 6.220%, 09/15/22 (e)	2,997
	Ford Credit Auto Owner Trust,
46	Series 2014-C, Class A2, 0.610%, 08/15/17	46
1,223	Series 2014-C, Class A3, 1.060%, 05/15/19	1,223
2,615	Series 2015-B, Class A2A, 0.720%, 03/15/18	2,615
1,050	Series 2016-B, Class A3, 1.330%, 10/15/20	1,050
40	Freedom Trust, Series 2011-2, Class A11, VAR, 5.000%, 08/01/46 (e)	40
3,108	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	3,088
199	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	176
1,656	GLC II Trust, Series 2014-A, Class A, 4.000%, 12/18/20 (e)	1,633
1,099	GLC Trust, Series 2014-A, Class A, 3.000%, 07/15/21 (e)	1,085
	GLS Auto Receivables Trust,
3,799	Series 2015-1A, Class A, 2.250%, 12/15/20 (e)	3,792
1,431	Series 2015-1A, Class B, 4.430%, 12/15/20 (e)	1,439
5,050	Series 2016-1A, Class A, 2.730%, 10/15/20 (e)	5,044
1,200	Series 2016-1A, Class C, 6.900%, 10/15/21 (e)	1,194
772	GMAT Trust, Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	771
	GO Financial Auto Securitization Trust,
1,524	Series 2015-1, Class A, 1.810%, 03/15/18 (e)	1,523
1,618	Series 2015-1, Class B, 3.590%, 10/15/20 (e)	1,611
2,611	Series 2015-2, Class A, 3.270%, 11/15/18 (e)	2,604
1,477	Gold Key Resorts LLC, Series 2014-A, Class A, 3.220%, 03/17/31 (e)	1,459
1,385	Green Tree Agency Advance Funding Trust I, Series 2015-T1, Class CT1, 3.438%, 10/15/46 (e)	1,383
132	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.646%, 03/25/36	119
	Honda Auto Receivables Owner Trust,
412	Series 2013-4, Class A3, 0.690%, 09/18/17	412
602	Series 2014-2, Class A3, 0.770%, 03/19/18	602
231	Series 2015-1, Class A2, 0.700%, 06/15/17	231

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
673	HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, VAR, 1.638%, 11/20/36	671
	Hyundai Auto Receivables Trust,
221	Series 2015-A, Class A2, 0.680%, 10/16/17	221
477	Series 2015-B, Class A2A, 0.690%, 04/16/18	477
931	Series 2015-B, Class A3, 1.120%, 11/15/19	930
960	Series 2016-A, Class A3, 1.560%, 09/15/20	963
3,665	Invitation Homes Trust, Series 2014-SFR1, Class A, VAR, 1.434%, 06/17/31 (e)	3,614
	KGS-Alpha SBA COOF Trust,
11,769	Series 2012-2, Class A, IO, VAR, 0.976%, 08/25/38 (e)	322
8,660	Series 2013-2, Class A, IO, VAR, 1.635%, 03/25/39 (e)	411
4,071	Series 2015-2, Class A, IO, VAR, 2.893%, 07/25/41 (e)	568
2,894	Lendmark Funding Trust, Series 2016-A, Class A, 4.820%, 08/21/23 (e)	2,884
244	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, VAR, 0.646%, 01/25/36	235
	LV Tower 52 Issuer LLC,
3,848	Series 2013-1, Class A, 5.500%, 07/15/19 (e)	3,754
1,659	Series 2013-1, Class M, 7.500%, 07/15/19 (e)	1,566
	MarketPlace Loan Trust,
491	Series 2015-OD1, Class B, 5.250%, 06/17/17 (e)	488
559	Series 2015-OD2, Class B, 5.250%, 08/17/17 (e)	557
1,350	Series 2015-OD3, Class A, 3.250%, 09/17/17 (e)	1,343
962	Series 2015-OD3, Class B, 5.250%, 09/17/17 (e)	956
1,729	Series 2015-OD4, Class A, 3.250%, 12/18/17 (e)	1,715
1,087	Series 2015-OD4, Class B, 5.250%, 12/18/17 (e)	1,075
2,513	Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A2A, 0.820%, 06/15/18	2,511
935	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	977
	Nationstar HECM Loan Trust,
1,320	Series 2015-1A, Class A, 3.844%, 05/25/18 (e)	1,320
203	Series 2015-2A, Class A, 2.883%, 11/25/25 (e)	202
1,311	Series 2016-1A, Class A, 2.981%, 02/25/26 (e)	1,310
1,121	Series 2016-1A, Class M1, 4.360%, 02/25/26 (e)	1,119
29	Navitas Equipment Receivables LLC, Series 2013-1, Class A, 1.950%, 11/15/16 (e)	29
474	NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, VAR, 0.788%, 12/07/20	473
749	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.166%, 11/25/33	769
2,746	Nissan Auto Lease Trust, Series 2015-A, Class A2A, 0.990%, 11/15/17	2,745
	Nissan Auto Receivables Owner Trust,
799	Series 2014-B, Class A3, 1.110%, 05/15/19	800
857	Series 2016-B, Class A3, 1.320%, 01/15/21	856
	NRPL Trust,
2,892	Series 2015-1A, Class A1, SUB, 3.875%, 11/01/54 (e)	2,878
1,522	Series 2015-1A, Class A2, SUB, 3.875%, 11/01/54 (e)	1,504
6,758	Series 2015-2A, Class A1, SUB, 3.750%, 10/25/57 (e)	6,610
1,200	Series 2015-2A, Class A2, SUB, 3.750%, 10/25/57 (e)	1,120
	NRZ Advance Receivables Trust Advance Receivables Backed Notes,
3,500	Series 2015-T1, Class AT1, 2.315%, 08/15/46 (e)	3,496
1,000	Series 2015-T1, Class CT1, 3.100%, 08/15/46 (e)	997
1,500	Series 2015-T1, Class DT1, 3.600%, 08/15/46 (e)	1,496
2,411	Series 2015-T2, Class DT2, 4.679%, 08/17/48 (e)	2,412
850	Series 2015-T3, Class DT3, 4.266%, 11/15/46 (e)	850
	Oak Hill Advisors Residential Loan Trust,
2,314	Series 2015-NPL2, Class A1, SUB, 3.721%, 07/25/55 (e)	2,294
769	Series 2015-NPL2, Class A2, SUB, 4.000%, 07/25/55 (e)	753
	Ocwen Master Advance Receivables Trust,
492	Series 2015-T1, Class AT1, 2.537%, 09/17/46 (e)	492
2,668	Series 2015-T1, Class BT1, 3.031%, 09/17/46 (e)	2,665
1,752	Series 2015-T1, Class DT1, 4.100%, 09/17/46 (e)	1,751
751	Series 2015-T2, Class DT2, 4.258%, 11/15/46 (e)	750
2,934	Series 2015-T3, Class AT3, 3.211%, 11/15/47 (e)	2,933
654	Series 2015-T3, Class BT3, 3.704%, 11/15/47 (e)	653

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
487	Series 2015-T3, Class CT3, 4.196%, 11/15/47 (e)	487
2,500	Series 2015-T3, Class DT3, 4.687%, 11/15/47 (e)	2,506
	OnDeck Asset Securitization Trust II LLC,
2,169	Series 2016-1A, Class A, 4.210%, 05/17/20 (e)	2,169
1,174	Series 2016-1A, Class B, 7.630%, 05/17/20 (e)	1,174
	OneMain Financial Issuance Trust,
2,440	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	2,442
402	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	401
3,672	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	3,676
1,491	Series 2014-2A, Class B, 3.020%, 09/18/24 (e)	1,476
4,603	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	4,632
550	Series 2015-1A, Class B, 3.850%, 03/18/26 (e)	543
9,374	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	9,346
1,911	Series 2015-2A, Class B, 3.100%, 07/18/25 (e)	1,852
1,800	Series 2016-1A, Class C, 6.000%, 02/20/29 (e)	1,771
	Oportun Funding II LLC,
4,448	Series 2016-A, Class A, 4.700%, 03/08/21 (e)	4,437
1,622	Series 2016-A, Class B, 6.410%, 03/08/21 (e)	1,621
80	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.384%, 10/25/34	80
318	PFS Tax Lien Trust, Series 2014-1, 1.440%, 05/15/29 (e)	316
	Pretium Mortgage Credit Partners I LLC,
1,723	Series 2015-NPL2, Class A1, SUB, 3.750%, 07/27/30 (e)	1,709
2,000	Series 2015-NPL2, Class A2, SUB, 4.250%, 07/27/30 (e)	1,967
2,353	Progreso Receivables Funding II LLC, Series 2014-A, Class A, 3.500%, 07/08/19 (e)	2,356
	Progreso Receivables Funding III LLC,
3,531	Series 2015-A, Class A, 3.625%, 02/08/20 (e)	3,521
906	Series 2015-A, Class B, 5.500%, 02/08/20 (e)	898
	Progreso Receivables Funding IV LLC,
1,603	Series 2015-B, Class A, 3.000%, 07/28/20 (e)	1,570
726	Series 2015-B, Class B, 5.000%, 07/28/20 (e)	715
	Progress Residential Trust,
3,972	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	3,977
2,012	Series 2015-SFR2, Class B, 3.138%, 06/12/32 (e)	2,003
2,566	Series 2015-SFR2, Class C, 3.436%, 06/12/32 (e)	2,533
1,230	Series 2015-SFR2, Class E, 4.427%, 06/12/32 (e)	1,158
5,245	Series 2015-SFR3, Class A, 3.067%, 11/12/32 (e)	5,315
295	Series 2015-SFR3, Class D, 4.673%, 11/12/32 (e)	298
1,200	Series 2015-SFR3, Class E, 5.660%, 11/12/32 (e)	1,155
	Purchasing Power Funding LLC,
4,000	Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	3,980
1,151	Series 2015-A, Class B, 6.000%, 12/15/19 (e)	1,145
883	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.746%, 03/25/36	875
1,041	RBSHD Trust, Series 2013-1A, Class A, SUB, 7.685%, 10/25/47 (e)	1,041
292	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	135
2,628	RMAT LLC, Series 2015-NPL1, Class A1, SUB, 3.750%, 05/25/55 (e)	2,605
	Santander Drive Auto Receivables Trust,
1,255	Series 2015-S1, Class R1, 1.930%, 09/17/19 (e)	1,246
222	Series 2015-S2, Class R1, 1.840%, 11/18/19 (e)	220
1,057	Series 2015-S7, Class R1, 1.970%, 03/16/21 (e)	1,049
211	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	213
274	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.390%, 01/25/36	201
797	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	790
726	Skopos Auto Receivables Trust, Series 2015-2A, Class A, 3.550%, 02/15/20 (e)	725
	SpringCastle America Funding LLC,
4,833	Series 2014-AA, Class A, 2.700%, 05/25/23 (e)	4,844
1,500	Series 2014-AA, Class B, 4.610%, 10/25/27 (e)	1,512
	Springleaf Funding Trust,
5,126	Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	5,131
525	Series 2014-AA, Class B, 3.450%, 12/15/22 (e)	524

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
3,841		Series 2015-AA, Class A, 3.160%, 11/15/24 (e)	3,843
1,087		Series 2015-AA, Class B, 3.620%, 11/15/24 (e)	1,053
		SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes,
2,499		Series 2015-T2, Class CT2, 3.740%, 01/15/47 (e)	2,501
1,719		Series 2015-T2, Class DT2, 4.230%, 01/15/47 (e)	1,719
8,499		Series 2015-T3, Class CT3, 3.910%, 07/15/47 (e)	8,519
1,943		Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	1,933
784		Toyota Auto Receivables Owner Trust, Series 2016-B, Class A3, 1.300%, 04/15/20	784
4,251		Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class A, VAR, 1.384%, 10/15/18 (e)	4,187
954		Tricon American Homes Trust, Series 2015-SFR1, Class A, VAR, 1.684%, 05/17/32 (e)	941
		Truman Capital Mortgage Loan Trust,
264		Series 2014-NPL2, Class A2, SUB, 4.000%, 06/25/54 (e)	264
52		Series 2014-NPL3, Class A1, SUB, 3.125%, 04/25/53 (e)	52
2,733		U.S. Residential Opportunity Fund II Trust, Series 2015-1II, Class A, 3.625%, 02/27/35 (e)	2,683
3,434		U.S. Residential Opportunity Fund III Trust, Series 2015-1III, Class A, 3.721%, 01/27/35 (e)	3,401
3,715		Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	3,655
615		VML LLC, Series 2014-NPL1, Class A1, VAR, 3.875%, 04/27/54 (e)	612
627		VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	620
		VOLT XIX LLC,
1,730		Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	1,724
400		Series 2014-NP11, Class A2, SUB, 5.000%, 04/25/55 (e)	385
2,587		VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	2,585
1,048		VOLT XLV LLC, Series 2016-NPL5, Class A1, VAR, 4.000%, 05/25/46 (e)	1,047
		VOLT XXII LLC,
1,925		Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	1,909
666		Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55 (e)	628
2,307		VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	2,282
7,189		VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	7,082
		VOLT XXVI LLC,
1,357		Series 2014-NPL6, Class A1, SUB, 3.125%, 09/25/43 (e)	1,341
921		Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	883
4,119		VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	4,074
2,794		VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	2,767
2,328		VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	2,295
2,269		VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	2,241
1,139		VOLT XXXIX LLC, Series 2015-NP13, Class A1, SUB, 4.125%, 10/25/45 (e)	1,131
2,829		VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	2,791
		Westgate Resorts LLC,
419		Series 2013-1A, Class A, 2.250%, 08/20/25 (e)	417
450		Series 2015-1A, Class A, 2.750%, 05/20/27 (e)	446
		World Omni Auto Receivables Trust,
436		Series 2013-B, Class A3, 0.830%, 08/15/18	435
413		Series 2013-B, Class A4, 1.320%, 01/15/20	413

		Total Asset-Backed Securities (Cost $460,806)	458,121

Collateralized Mortgage Obligations — 17.3%
		Agency CMO — 13.3%
133		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 8, Class ZA, 7.000%, 03/25/23	145
		Federal Home Loan Mortgage Corp. REMIC,
3		Series 22, Class C, 9.500%, 04/15/20	3
5		Series 23, Class F, 9.600%, 04/15/20	6
–	(h)	Series 47, Class F, 10.000%, 06/15/20	—	(h)
2		Series 99, Class Z, 9.500%, 01/15/21	2
–	(h)	Series 204, Class E, HB, IF, 1,802.067%, 05/15/23	—	(h)
–	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	—	(h)

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
3		Series 1065, Class J, 9.000%, 04/15/21	3
1		Series 1079, Class S, HB, IF, 32.523%, 05/15/21	1
2		Series 1084, Class F, VAR, 1.384%, 05/15/21	2
2		Series 1084, Class S, HB, IF, 43.270%, 05/15/21	2
6		Series 1116, Class I, 5.500%, 08/15/21	6
7		Series 1144, Class KB, 8.500%, 09/15/21	8
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
–	(h)	Series 1196, Class B, HB, IF, 1,146.137%, 01/15/22	2
6		Series 1250, Class J, 7.000%, 05/15/22	7
12		Series 1343, Class LA, 8.000%, 08/15/22	13
15		Series 1343, Class LB, 7.500%, 08/15/22	17
26		Series 1370, Class JA, VAR, 1.584%, 09/15/22	26
24		Series 1455, Class WB, IF, 4.458%, 12/15/22	26
118		Series 1466, Class PZ, 7.500%, 02/15/23	131
2		Series 1470, Class F, VAR, 1.678%, 02/15/23	2
130		Series 1498, Class I, VAR, 1.584%, 04/15/23	133
190		Series 1502, Class PX, 7.000%, 04/15/23	206
22		Series 1505, Class Q, 7.000%, 05/15/23	24
51		Series 1518, Class G, IF, 8.657%, 05/15/23	61
17		Series 1541, Class M, HB, IF, 24.810%, 07/15/23	26
46		Series 1541, Class O, VAR, 1.110%, 07/15/23	46
5		Series 1570, Class F, VAR, 2.178%, 08/15/23	5
174		Series 1573, Class PZ, 7.000%, 09/15/23	191
105		Series 1591, Class PV, 6.250%, 10/15/23	115
27		Series 1602, Class SA, HB, IF, 21.338%, 10/15/23	41
463		Series 1608, Class L, 6.500%, 09/15/23	528
305		Series 1638, Class H, 6.500%, 12/15/23	348
219		Series 1642, Class PJ, 6.000%, 11/15/23	239
14		Series 1671, Class QC, IF, 10.000%, 02/15/24	20
11		Series 1686, Class SH, IF, 18.260%, 02/15/24	15
75		Series 1695, Class EB, 7.000%, 03/15/24	83
15		Series 1699, Class FC, VAR, 1.034%, 03/15/24	15
77		Series 1700, Class GA, PO, 02/15/24	73
194		Series 1706, Class K, 7.000%, 03/15/24	216
7		Series 1709, Class FA, VAR, 0.990%, 03/15/24	7
25		Series 1745, Class D, 7.500%, 08/15/24	28
442		Series 1760, Class ZD, VAR, 1.340%, 02/15/24	443
161		Series 1798, Class F, 5.000%, 05/15/23	172
2		Series 1807, Class G, 9.000%, 10/15/20	2
41		Series 1829, Class ZB, 6.500%, 03/15/26	44
40		Series 1863, Class Z, 6.500%, 07/15/26	46
39		Series 1865, Class D, PO, 02/15/24	35
38		Series 1890, Class H, 7.500%, 09/15/26	43
117		Series 1899, Class ZE, 8.000%, 09/15/26	134
6		Series 1935, Class FL, VAR, 1.134%, 02/15/27	6
81		Series 1963, Class Z, 7.500%, 01/15/27	93
12		Series 1970, Class PG, 7.250%, 07/15/27	13
144		Series 1981, Class Z, 6.000%, 05/15/27	159
51		Series 1987, Class PE, 7.500%, 09/15/27	57
126		Series 2019, Class Z, 6.500%, 12/15/27	140
36		Series 2033, Class SN, HB, IF, 28.386%, 03/15/24	18
100		Series 2038, Class PN, IO, 7.000%, 03/15/28	23
220		Series 2040, Class PE, 7.500%, 03/15/28	252
30		Series 2043, Class CJ, 6.500%, 04/15/28	35
142		Series 2054, Class PV, 7.500%, 05/15/28	162
293		Series 2075, Class PH, 6.500%, 08/15/28	325
329		Series 2075, Class PM, 6.250%, 08/15/28	367
91		Series 2086, Class GB, 6.000%, 09/15/28	103
136		Series 2089, Class PJ, IO, 7.000%, 10/15/28	16

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
396		Series 2095, Class PE, 6.000%, 11/15/28	452
127		Series 2125, Class JZ, 6.000%, 02/15/29	141
30		Series 2132, Class SB, HB, IF, 28.649%, 03/15/29	54
11		Series 2134, Class PI, IO, 6.500%, 03/15/19	1
165		Series 2136, Class PG, 6.000%, 03/15/29	189
49		Series 2141, Class IO, IO, 7.000%, 04/15/29	6
47		Series 2163, Class PC, IO, 7.500%, 06/15/29	6
499		Series 2169, Class TB, 7.000%, 06/15/29	569
266		Series 2172, Class QC, 7.000%, 07/15/29	300
229		Series 2176, Class OJ, 7.000%, 08/15/29	265
129		Series 2201, Class C, 8.000%, 11/15/29	148
128		Series 2209, Class TC, 8.000%, 01/15/30	153
213		Series 2210, Class Z, 8.000%, 01/15/30	246
40		Series 2224, Class CB, 8.000%, 03/15/30	48
113		Series 2230, Class Z, 8.000%, 04/15/30	131
93		Series 2234, Class PZ, 7.500%, 05/15/30	108
82		Series 2247, Class Z, 7.500%, 08/15/30	94
119		Series 2256, Class MC, 7.250%, 09/15/30	137
188		Series 2259, Class ZM, 7.000%, 10/15/30	215
6		Series 2261, Class ZY, 7.500%, 10/15/30	7
27		Series 2262, Class Z, 7.500%, 10/15/30	32
254		Series 2271, Class PC, 7.250%, 12/15/30	292
219		Series 2283, Class K, 6.500%, 12/15/23	242
111		Series 2296, Class PD, 7.000%, 03/15/31	129
33		Series 2306, Class K, PO, 05/15/24	32
79		Series 2306, Class SE, IF, IO, 8.760%, 05/15/24	16
140		Series 2313, Class LA, 6.500%, 05/15/31	163
174		Series 2325, Class PM, 7.000%, 06/15/31	203
6		Series 2344, Class QG, 6.000%, 08/15/16	6
1,156		Series 2344, Class ZD, 6.500%, 08/15/31	1,360
92		Series 2344, Class ZJ, 6.500%, 08/15/31	106
97		Series 2345, Class NE, 6.500%, 08/15/31	113
4		Series 2345, Class PQ, 6.500%, 08/15/16	4
97		Series 2351, Class PZ, 6.500%, 08/15/31	111
795		Series 2353, Class AZ, 6.000%, 09/15/31	907
6		Series 2353, Class TD, 6.000%, 09/15/16	6
2		Series 2355, Class BP, 6.000%, 09/15/16	2
3		Series 2359, Class PM, 6.000%, 09/15/16	3
361		Series 2359, Class ZB, 8.500%, 06/15/31	426
8		Series 2360, Class PG, 6.000%, 09/15/16	8
–	(h)	Series 2363, Class PF, 6.000%, 09/15/16	—	(h)
4		Series 2366, Class MD, 6.000%, 10/15/16	4
183		Series 2367, Class ME, 6.500%, 10/15/31	209
7		Series 2391, Class QR, 5.500%, 12/15/16	8
9		Series 2394, Class MC, 6.000%, 12/15/16	9
405		Series 2396, Class FM, VAR, 0.884%, 12/15/31	410
209		Series 2399, Class OH, 6.500%, 01/15/32	234
342		Series 2399, Class TH, 6.500%, 01/15/32	381
319		Series 2410, Class NG, 6.500%, 02/15/32	361
126		Series 2410, Class OE, 6.375%, 02/15/32	134
224		Series 2410, Class QS, IF, 18.370%, 02/15/32	355
127		Series 2410, Class QX, IF, IO, 8.216%, 02/15/32	39
258		Series 2412, Class SP, IF, 15.231%, 02/15/32	346
364		Series 2420, Class XK, 6.500%, 02/15/32	408
316		Series 2423, Class MC, 7.000%, 03/15/32	363
289		Series 2423, Class MT, 7.000%, 03/15/32	333
18		Series 2425, Class OB, 6.000%, 03/15/17	19
577		Series 2430, Class WF, 6.500%, 03/15/32	671

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
342		Series 2434, Class TC, 7.000%, 04/15/32	399
378		Series 2435, Class CJ, 6.500%, 04/15/32	435
271		Series 2436, Class MC, 7.000%, 04/15/32	303
217		Series 2444, Class ES, IF, IO, 7.516%, 03/15/32	60
150		Series 2450, Class GZ, 7.000%, 05/15/32	171
174		Series 2450, Class SW, IF, IO, 7.566%, 03/15/32	49
719		Series 2455, Class GK, 6.500%, 05/15/32	829
–	(h)	Series 2458, Class QE, 5.500%, 06/15/17	—	(h)
249		Series 2462, Class JG, 6.500%, 06/15/32	284
562		Series 2464, Class SI, IF, IO, 7.566%, 02/15/32	126
532		Series 2466, Class PH, 6.500%, 06/15/32	608
282		Series 2474, Class NR, 6.500%, 07/15/32	324
322		Series 2484, Class LZ, 6.500%, 07/15/32	373
371		Series 2500, Class MC, 6.000%, 09/15/32	422
9		Series 2503, Class BH, 5.500%, 09/15/17	9
55		Series 2508, Class AQ, 5.500%, 10/15/17	56
299		Series 2512, Class PG, 5.500%, 10/15/22	326
162		Series 2535, Class BK, 5.500%, 12/15/22	174
107		Series 2537, Class TE, 5.500%, 12/15/17	110
575		Series 2543, Class YX, 6.000%, 12/15/32	645
540		Series 2544, Class HC, 6.000%, 12/15/32	613
648		Series 2552, Class ME, 6.000%, 01/15/33	742
673		Series 2567, Class QD, 6.000%, 02/15/33	769
404		Series 2568, Class KG, 5.500%, 02/15/23	444
73		Series 2571, Class SK, HB, IF, 32.626%, 09/15/23	127
1,603		Series 2575, Class ME, 6.000%, 02/15/33	1,760
204		Series 2586, Class WI, IO, 6.500%, 03/15/33	38
245		Series 2587, Class WX, 5.000%, 03/15/18	250
433		Series 2596, Class QG, 6.000%, 03/15/33	474
92		Series 2611, Class UH, 4.500%, 05/15/18	94
170		Series 2617, Class GR, 4.500%, 05/15/18	174
132		Series 2626, Class NS, IF, IO, 6.116%, 06/15/23	6
191		Series 2631, Class LC, 4.500%, 06/15/18	196
94		Series 2636, Class Z, 4.500%, 06/15/18	96
132		Series 2637, Class SA, IF, IO, 5.666%, 06/15/18	5
24		Series 2638, Class DS, IF, 8.166%, 07/15/23	26
90		Series 2650, Class PO, PO, 12/15/32	89
500		Series 2650, Class SO, PO, 12/15/32	490
139		Series 2651, Class VZ, 4.500%, 07/15/18	142
700		Series 2675, Class CK, 4.000%, 09/15/18	715
218		Series 2684, Class PO, PO, 01/15/33	217
89		Series 2692, Class SC, IF, 12.418%, 07/15/33	102
211		Series 2695, Class DG, 4.000%, 10/15/18	216
–	(h)	Series 2696, Class CO, PO, 10/15/18	—	(h)
988		Series 2710, Class HB, 5.500%, 11/15/23	1,078
626		Series 2716, Class UN, 4.500%, 12/15/23	663
301		Series 2720, Class PC, 5.000%, 12/15/23	326
169		Series 2744, Class PE, 5.500%, 02/15/34	179
256		Series 2744, Class TU, 5.500%, 05/15/32	260
6		Series 2780, Class JG, 4.500%, 04/15/19	7
411		Series 2783, Class AT, 4.000%, 04/15/19	420
1,029		Series 2809, Class UC, 4.000%, 06/15/19	1,055
47		Series 2835, Class QO, PO, 12/15/32	43
42		Series 2840, Class JO, PO, 06/15/23	42
101		Series 2922, Class JN, 4.500%, 02/15/20	104
324		Series 2934, Class EC, PO, 02/15/20	314
270		Series 2934, Class HI, IO, 5.000%, 02/15/20	17
242		Series 2934, Class KI, IO, 5.000%, 02/15/20	14
172		Series 2958, Class QD, 4.500%, 04/15/20	176
1,023		Series 2965, Class GD, 4.500%, 04/15/20	1,056
20		Series 2989, Class PO, PO, 06/15/23	20

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
3,232	Series 2990, Class UZ, 5.750%, 06/15/35	3,697
1,233	Series 3004, Class EK, 5.500%, 07/15/35	1,336
66	Series 3014, Class OD, PO, 08/15/35	62
944	Series 3047, Class OD, 5.500%, 10/15/35	1,080
3,095	Series 3064, Class MC, 5.500%, 11/15/35	3,583
12	Series 3068, Class AO, PO, 01/15/35	12
154	Series 3068, Class QB, 4.500%, 06/15/20	157
1,371	Series 3074, Class BH, 5.000%, 11/15/35	1,487
319	Series 3085, Class WF, VAR, 1.234%, 08/15/35	325
544	Series 3102, Class FB, VAR, 0.734%, 01/15/36	544
126	Series 3102, Class HS, HB, IF, 22.974%, 01/15/36	200
650	Series 3117, Class EO, PO, 02/15/36	590
376	Series 3117, Class OK, PO, 02/15/36	330
20	Series 3122, Class ZB, 6.000%, 03/15/36	25
1,297	Series 3131, Class BK, 5.500%, 03/15/26	1,421
108	Series 3134, Class PO, PO, 03/15/36	97
516	Series 3138, Class PO, PO, 04/15/36	489
31	Series 3149, Class SO, PO, 05/15/36	27
391	Series 3151, Class UC, 5.500%, 08/15/35	409
470	Series 3152, Class MO, PO, 03/15/36	442
119	Series 3171, Class MO, PO, 06/15/36	113
425	Series 3179, Class OA, PO, 07/15/36	393
92	Series 3194, Class SA, IF, IO, 6.666%, 07/15/36	12
440	Series 3211, Class SO, PO, 09/15/36	391
203	Series 3218, Class AO, PO, 09/15/36	179
407	Series 3219, Class DI, IO, 6.000%, 04/15/36	77
1,100	Series 3229, Class HE, 5.000%, 10/15/26	1,192
436	Series 3232, Class ST, IF, IO, 6.266%, 10/15/36	72
168	Series 3233, Class OP, PO, 05/15/36	158
266	Series 3256, Class PO, PO, 12/15/36	237
595	Series 3260, Class CS, IF, IO, 5.706%, 01/15/37	85
317	Series 3261, Class OA, PO, 01/15/37	300
154	Series 3274, Class JO, PO, 02/15/37	143
120	Series 3275, Class FL, VAR, 0.874%, 02/15/37	121
646	Series 3290, Class SB, IF, IO, 6.016%, 03/15/37	92
1,140	Series 3315, Class HZ, 6.000%, 05/15/37	1,213
51	Series 3318, Class AO, PO, 05/15/37	47
78	Series 3326, Class JO, PO, 06/15/37	73
320	Series 3331, Class PO, PO, 06/15/37	300
271	Series 3385, Class SN, IF, IO, 5.566%, 11/15/37	38
458	Series 3387, Class SA, IF, IO, 5.986%, 11/15/37	75
751	Series 3404, Class SC, IF, IO, 5.566%, 01/15/38	110
4,287	Series 3422, Class AI, IO, SUB, 0.250%, 01/15/38	50
489	Series 3424, Class PI, IF, IO, 6.366%, 04/15/38	77
906	Series 3481, Class SJ, IF, IO, 5.416%, 08/15/38	118
649	Series 3511, Class SA, IF, IO, 5.566%, 02/15/39	117
199	Series 3549, Class FA, VAR, 1.634%, 07/15/39	203
251	Series 3607, Class BO, PO, 04/15/36	236
822	Series 3607, Class OP, PO, 07/15/37	730
435	Series 3607, Class PO, PO, 05/15/37	387
116	Series 3611, Class PO, PO, 07/15/34	110
340	Series 3621, Class BO, PO, 01/15/40	304
391	Series 3720, Class A, 4.500%, 09/15/25	420
679	Series 3739, Class LI, IO, 4.000%, 03/15/34	12
2,227	Series 3747, Class HI, IO, 4.500%, 07/15/37	119
1,000	Series 3747, Class PY, 4.000%, 10/15/40	1,097
1,287	Series 3759, Class HI, IO, 4.000%, 08/15/37	78
1,160	Series 3760, Class GI, IO, 4.000%, 10/15/37	60
9,334	Series 3774, Class EW, 3.500%, 12/15/25	9,945
5,000	Series 3793, Class AB, 3.500%, 01/15/26	5,359
36	Series 3798, Class BF, VAR, 0.734%, 06/15/24	36
365	Series 3804, Class FN, VAR, 0.884%, 03/15/39	366
2,248	Series 3819, Class ZQ, 6.000%, 04/15/36	2,555
527	Series 3852, Class QN, IF, 5.500%, 05/15/41	568
1,581	Series 3852, Class TP, IF, 5.500%, 05/15/41	1,773
1,731	Series 3920, Class LP, 5.000%, 01/15/34	1,915
1,067	Series 3925, Class FL, VAR, 0.884%, 01/15/41	1,066
818	Series 3957, Class B, 4.000%, 11/15/41	872

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,095	Series 3966, Class NA, 4.000%, 12/15/41	1,180
593	Series 3997, Class PF, VAR, 0.884%, 11/15/39	595
2,473	Series 4048, Class FJ, VAR, 0.834%, 07/15/37	2,470
2,000	Series 4217, Class KY, 3.000%, 06/15/43	2,013
6,412	Series 4219, Class JA, 3.500%, 08/15/39	6,720
2,501	Series 4240, Class B, 3.000%, 08/15/33	2,586
3,684	Series 4251, Class KW, 2.500%, 04/15/28	3,640
5,499	Series 4374, Class NC, SUB, 1.750%, 02/15/46	5,719
	Federal Home Loan Mortgage Corp. STRIPS,
1	Series 134, Class B, IO, 9.000%, 04/01/22	—	(h)
844	Series 233, Class 11, IO, 5.000%, 09/15/35	134
1,193	Series 233, Class 13, IO, 5.000%, 09/15/35	194
165	Series 243, Class 16, IO, 4.500%, 11/15/20	8
389	Series 243, Class 17, IO, 4.500%, 12/15/20	21
7,222	Series 262, Class 35, 3.500%, 07/15/42	7,498
1,975	Series 264, Class F1, VAR, 0.984%, 07/15/42	1,968
7,722	Series 299, Class 300, 3.000%, 01/15/43	7,795
2,203	Series 310, Class PO, PO, 09/15/43	1,830
4,324	Series 323, Class 300, 3.000%, 01/15/44	4,369
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
442	Series T-41, Class 3A, VAR, 5.893%, 07/25/32	470
266	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	325
1,571	Series T-54, Class 2A, 6.500%, 02/25/43	1,874
461	Series T-54, Class 3A, 7.000%, 02/25/43	549
180	Series T-58, Class APO, PO, 09/25/43	155
395	Series T-59, Class 1AP, PO, 10/25/43	327
1,593	Series T-76, Class 2A, VAR, 3.086%, 10/25/37	1,653
	Federal National Mortgage Association - ACES,
3,068	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	3,332
1,416	Series 2011-M2, Class A2, 3.645%, 04/25/21	1,521
8,500	Series 2011-M2, Class A3, 3.764%, 04/25/21	9,237
4,100	Series 2012-M9, Class A2, 2.482%, 04/25/22	4,217
209	Series 2012-M11, Class FA, VAR, 0.932%, 08/25/19	209
1,878	Series 2013-M7, Class A2, 2.280%, 12/27/22	1,901
8,000	Series 2013-M9, Class A2, VAR, 2.389%, 01/25/23	8,093
4,200	Series 2013-M13, Class A2, VAR, 2.540%, 04/25/23	4,326
2,664	Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	2,895
2,500	Series 2014-M3, Class A2, VAR, 3.475%, 01/25/24	2,695
92	Series 2014-M5, Class FA, VAR, 0.782%, 01/25/17	92
7,700	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	7,946
3,818	Series 2014-M13, Class A2, VAR, 3.021%, 08/25/24	3,998
5,740	Series 2015-M7, Class A2, 2.590%, 12/25/24	5,837
6,000	Series 2015-M8, Class A2, VAR, 2.900%, 01/25/25	6,220
8,555	Series 2015-M10, Class A2, VAR, 3.092%, 04/25/27	9,023
9,693	Series 2016-M1, Class A2, VAR, 2.939%, 01/25/26	10,052
	Federal National Mortgage Association Grantor Trust,
749	Series 2002-T19, Class A2, 7.000%, 07/25/42	898
589	Series 2004-T3, Class 1A3, 7.000%, 02/25/44	697
	Federal National Mortgage Association REMIC,
2	Series 1988-7, Class Z, 9.250%, 04/25/18	2
6	Series 1989-70, Class G, 8.000%, 10/25/19	6
2	Series 1989-78, Class H, 9.400%, 11/25/19	3
4	Series 1989-83, Class H, 8.500%, 11/25/19	5
2	Series 1989-89, Class H, 9.000%, 11/25/19	3
4	Series 1990-1, Class D, 8.800%, 01/25/20	4
1	Series 1990-60, Class K, 5.500%, 06/25/20	1
1	Series 1990-63, Class H, 9.500%, 06/25/20	1
1	Series 1990-93, Class G, 5.500%, 08/25/20	1

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
–	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	—	(h)
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	—	(h)
9		Series 1990-102, Class J, 6.500%, 08/25/20	10
9		Series 1990-120, Class H, 9.000%, 10/25/20	9
1		Series 1990-134, Class SC, HB, IF, 20.931%, 11/25/20	1
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	1
4		Series 1991-24, Class Z, 5.000%, 03/25/21	4
1		Series 1992-101, Class J, 7.500%, 06/25/22	1
24		Series 1992-136, Class PK, 6.000%, 08/25/22	26
19		Series 1992-143, Class MA, 5.500%, 09/25/22	20
61		Series 1992-163, Class M, 7.750%, 09/25/22	67
97		Series 1992-188, Class PZ, 7.500%, 10/25/22	109
37		Series 1993-21, Class KA, 7.700%, 03/25/23	42
58		Series 1993-25, Class J, 7.500%, 03/25/23	64
15		Series 1993-27, Class SA, IF, 15.500%, 02/25/23	21
22		Series 1993-62, Class SA, IF, 18.951%, 04/25/23	32
12		Series 1993-165, Class SD, IF, 13.419%, 09/25/23	15
25		Series 1993-165, Class SK, IF, 12.500%, 09/25/23	29
18		Series 1993-179, Class SB, HB, IF, 26.784%, 10/25/23	29
12		Series 1993-179, Class SC, IF, 10.500%, 10/25/23	15
8		Series 1993-199, Class FA, VAR, 0.996%, 10/25/23	8
33		Series 1993-205, Class H, PO, 09/25/23	32
54		Series 1993-225, Class UB, 6.500%, 12/25/23	60
18		Series 1993-230, Class FA, VAR, 1.046%, 12/25/23	18
45		Series 1993-247, Class FE, VAR, 1.446%, 12/25/23	45
21		Series 1993-247, Class SU, IF, 12.272%, 12/25/23	27
190		Series 1994-37, Class L, 6.500%, 03/25/24	218
980		Series 1994-40, Class Z, 6.500%, 03/25/24	1,068
44		Series 1995-2, Class Z, 8.500%, 01/25/25	50
224		Series 1995-19, Class Z, 6.500%, 11/25/23	257
198		Series 1996-14, Class SE, IF, IO, 8.910%, 08/25/23	43
1		Series 1996-27, Class FC, VAR, 0.946%, 03/25/17	1
16		Series 1996-59, Class J, 6.500%, 08/25/22	18
168		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	6
15		Series 1997-27, Class J, 7.500%, 04/18/27	16
33		Series 1997-29, Class J, 7.500%, 04/20/27	38
224		Series 1997-39, Class PD, 7.500%, 05/20/27	261
18		Series 1997-42, Class ZC, 6.500%, 07/18/27	21
362		Series 1997-61, Class ZC, 7.000%, 02/25/23	401
61		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	7
8		Series 1998-4, Class C, PO, 04/25/23	8
113		Series 1998-36, Class ZB, 6.000%, 07/18/28	129
68		Series 1998-43, Class SA, IF, IO, 18.543%, 04/25/23	26
139		Series 1998-66, Class SB, IF, IO, 7.704%, 12/25/28	22
72		Series 1999-17, Class C, 6.350%, 04/25/29	79
305		Series 1999-18, Class Z, 5.500%, 04/18/29	339
34		Series 1999-38, Class SK, IF, IO, 7.604%, 08/25/23	3
33		Series 1999-52, Class NS, HB, IF, 22.131%, 10/25/23	51
99		Series 1999-62, Class PB, 7.500%, 12/18/29	116
315		Series 2000-2, Class ZE, 7.500%, 02/25/30	360
192		Series 2000-20, Class SA, IF, IO, 8.654%, 07/25/30	52
25		Series 2000-52, Class IO, IO, 8.500%, 01/25/31	5
85		Series 2001-4, Class PC, 7.000%, 03/25/21	91
72		Series 2001-7, Class PF, 7.000%, 03/25/31	82
201		Series 2001-30, Class PM, 7.000%, 07/25/31	228
222		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	26
202		Series 2001-36, Class DE, 7.000%, 08/25/31	234
483		Series 2001-44, Class MY, 7.000%, 09/25/31	553

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
66	Series 2001-44, Class PD, 7.000%, 09/25/31	74
83	Series 2001-44, Class PU, 7.000%, 09/25/31	96
596	Series 2001-48, Class Z, 6.500%, 09/25/21	661
55	Series 2001-49, Class Z, 6.500%, 09/25/31	63
61	Series 2001-52, Class KB, 6.500%, 10/25/31	68
672	Series 2001-61, Class Z, 7.000%, 11/25/31	759
5	Series 2001-71, Class MB, 6.000%, 12/25/16	5
4	Series 2001-71, Class QE, 6.000%, 12/25/16	4
22	Series 2001-72, Class SX, IF, 16.427%, 12/25/31	31
15	Series 2001-74, Class MB, 6.000%, 12/25/16	15
54	Series 2002-1, Class HC, 6.500%, 02/25/22	60
68	Series 2002-1, Class SA, HB, IF, 23.738%, 02/25/32	115
45	Series 2002-1, Class UD, HB, IF, 22.939%, 12/25/23	69
22	Series 2002-2, Class UC, 6.000%, 02/25/17	22
15	Series 2002-3, Class OG, 6.000%, 02/25/17	15
4	Series 2002-7, Class OG, 6.000%, 03/25/17	4
4	Series 2002-7, Class TG, 6.000%, 03/25/17	4
12	Series 2002-10, Class SB, IF, 18.130%, 03/25/17	13
724	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	40
10	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	13
4	Series 2002-19, Class PE, 6.000%, 04/25/17	4
21	Series 2002-21, Class LO, PO, 04/25/32	19
206	Series 2002-21, Class PE, 6.500%, 04/25/32	233
41	Series 2002-24, Class AJ, 6.000%, 04/25/17	42
14	Series 2002-25, Class SG, IF, 18.250%, 05/25/17	15
536	Series 2002-28, Class PK, 6.500%, 05/25/32	598
125	Series 2002-37, Class Z, 6.500%, 06/25/32	145
42	Series 2002-42, Class C, 6.000%, 07/25/17	43
721	Series 2002-48, Class GH, 6.500%, 08/25/32	837
92	Series 2002-62, Class ZE, 5.500%, 11/25/17	94
30	Series 2002-63, Class KC, 5.000%, 10/25/17	31
115	Series 2002-77, Class S, IF, 13.666%, 12/25/32	155
387	Series 2002-83, Class CS, 6.881%, 08/25/23	426
119	Series 2002-94, Class BK, 5.500%, 01/25/18	120
124	Series 2003-3, Class HJ, 5.000%, 02/25/18	126
2,315	Series 2003-22, Class UD, 4.000%, 04/25/33	2,437
729	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	168
480	Series 2003-34, Class AX, 6.000%, 05/25/33	553
1,516	Series 2003-34, Class ED, 6.000%, 05/25/33	1,701
29	Series 2003-35, Class UC, 3.750%, 05/25/33	31
87	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	20
756	Series 2003-39, Class LW, 5.500%, 05/25/23	815
492	Series 2003-41, Class PE, 5.500%, 05/25/23	528
150	Series 2003-42, Class GB, 4.000%, 05/25/33	160
328	Series 2003-47, Class PE, 5.750%, 06/25/33	374
119	Series 2003-52, Class SX, HB, IF, 21.612%, 10/25/31	181
99	Series 2003-64, Class SX, IF, 12.653%, 07/25/33	121
470	Series 2003-71, Class DS, IF, 6.882%, 08/25/33	525
766	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	135
63	Series 2003-74, Class SH, IF, 9.367%, 08/25/33	78
125	Series 2003-76, Class GQ, 4.500%, 08/25/18	128
212	Series 2003-80, Class SY, IF, IO, 7.204%, 06/25/23	7
227	Series 2003-81, Class LC, 4.500%, 09/25/18	233
639	Series 2003-83, Class PG, 5.000%, 06/25/23	664
172	Series 2003-91, Class SD, IF, 11.757%, 09/25/33	211
1,058	Series 2003-116, Class SB, IF, IO, 7.154%, 11/25/33	225
136	Series 2003-128, Class NG, 4.000%, 01/25/19	139
54	Series 2003-130, Class SX, IF, 10.851%, 01/25/34	66

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
83	Series 2003-132, Class OA, PO, 08/25/33	78
982	Series 2004-4, Class QI, IF, IO, 6.654%, 06/25/33	102
93	Series 2004-4, Class QM, IF, 13.308%, 06/25/33	111
376	Series 2004-10, Class SC, HB, IF, 26.816%, 02/25/34	466
275	Series 2004-25, Class PC, 5.500%, 01/25/34	286
673	Series 2004-25, Class SA, IF, 18.299%, 04/25/34	955
865	Series 2004-27, Class HB, 4.000%, 05/25/19	888
189	Series 2004-36, Class PC, 5.500%, 02/25/34	197
981	Series 2004-36, Class SA, IF, 18.299%, 05/25/34	1,382
271	Series 2004-36, Class SN, IF, 13.308%, 07/25/33	306
7	Series 2004-37, Class AG, 4.500%, 11/25/32	7
398	Series 2004-46, Class QB, HB, IF, 22.216%, 05/25/34	588
1,203	Series 2004-46, Class SK, IF, 15.274%, 05/25/34	1,583
189	Series 2004-51, Class SY, IF, 13.348%, 07/25/34	256
206	Series 2004-53, Class NC, 5.500%, 07/25/24	224
261	Series 2004-59, Class BG, PO, 12/25/32	244
637	Series 2004-61, Class FH, VAR, 1.246%, 11/25/32	651
84	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	101
93	Series 2004-76, Class CL, 4.000%, 10/25/19	95
315	Series 2004-79, Class SP, IF, 18.574%, 11/25/34	401
42	Series 2004-81, Class AC, 4.000%, 11/25/19	43
42	Series 2005-52, Class PA, 6.500%, 06/25/35	44
1,033	Series 2005-56, Class S, IF, IO, 6.264%, 07/25/35	203
254	Series 2005-66, Class SG, IF, 16.260%, 07/25/35	371
383	Series 2005-68, Class BC, 5.250%, 06/25/35	407
1,107	Series 2005-68, Class PG, 5.500%, 08/25/35	1,245
518	Series 2005-68, Class UC, 5.000%, 06/25/35	544
457	Series 2005-74, Class CS, IF, 18.794%, 05/25/35	647
3,678	Series 2005-84, Class XM, 5.750%, 10/25/35	3,996
1,502	Series 2005-109, Class PC, 6.000%, 12/25/35	1,668
4,326	Series 2005-110, Class GL, 5.500%, 12/25/35	5,080
945	Series 2005-110, Class MN, 5.500%, 06/25/35	987
38	Series 2005-116, Class PB, 6.000%, 04/25/34	38
83	Series 2006-15, Class OT, PO, 01/25/36	80
359	Series 2006-16, Class OA, PO, 03/25/36	342
517	Series 2006-22, Class AO, PO, 04/25/36	456
138	Series 2006-23, Class KO, PO, 04/25/36	126
1,298	Series 2006-39, Class WC, 5.500%, 01/25/36	1,419
748	Series 2006-44, Class GO, PO, 06/25/36	698
1,712	Series 2006-44, Class P, PO, 12/25/33	1,607
1,102	Series 2006-46, Class UC, 5.500%, 12/25/35	1,194
1,128	Series 2006-53, Class US, IF, IO, 6.134%, 06/25/36	178
1,045	Series 2006-56, Class FC, VAR, 0.736%, 07/25/36	1,050
582	Series 2006-56, Class PO, PO, 07/25/36	540
676	Series 2006-58, Class AP, PO, 07/25/36	638
83	Series 2006-58, Class FL, VAR, 0.906%, 07/25/36	83
334	Series 2006-58, Class PO, PO, 07/25/36	315
280	Series 2006-59, Class QO, PO, 01/25/33	275
3,804	Series 2006-60, Class DZ, 6.500%, 07/25/36	4,754
506	Series 2006-65, Class QO, PO, 07/25/36	472
103	Series 2006-72, Class TO, PO, 08/25/36	97
1,987	Series 2006-77, Class PC, 6.500%, 08/25/36	2,276
416	Series 2006-79, Class DO, PO, 08/25/36	387
352	Series 2006-90, Class AO, PO, 09/25/36	330
146	Series 2006-109, Class PO, PO, 11/25/36	138
984	Series 2006-110, Class PO, PO, 11/25/36	927
96	Series 2006-111, Class EO, PO, 11/25/36	91
637	Series 2006-118, Class A2, VAR, 0.499%, 12/25/36	636

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
98	Series 2006-119, Class PO, PO, 12/25/36	91
1,529	Series 2006-124, Class HB, VAR, 5.671%, 11/25/36	1,626
788	Series 2006-128, Class BP, 5.500%, 01/25/37	843
614	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	105
785	Series 2007-7, Class SG, IF, IO, 6.054%, 08/25/36	203
1,544	Series 2007-14, Class ES, IF, IO, 5.994%, 03/25/37	268
141	Series 2007-15, Class NO, PO, 03/25/22	134
454	Series 2007-16, Class FC, VAR, 1.196%, 03/25/37	458
147	Series 2007-42, Class AO, PO, 05/25/37	142
230	Series 2007-48, Class PO, PO, 05/25/37	213
635	Series 2007-54, Class FA, VAR, 0.846%, 06/25/37	639
3,716	Series 2007-60, Class AX, IF, IO, 6.704%, 07/25/37	824
159	Series 2007-77, Class FG, VAR, 0.946%, 03/25/37	160
1,088	Series 2007-81, Class GE, 6.000%, 08/25/37	1,192
116	Series 2007-84, Class PG, 6.000%, 12/25/36	116
2,481	Series 2007-88, Class VI, IF, IO, 6.094%, 09/25/37	506
1,838	Series 2007-91, Class ES, IF, IO, 6.014%, 10/25/37	270
1,215	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	151
1,379	Series 2007-101, Class A2, VAR, 0.683%, 06/27/36	1,378
423	Series 2007-106, Class A7, VAR, 6.116%, 10/25/37	471
2,508	Series 2007-114, Class A6, VAR, 0.646%, 10/27/37	2,498
1,757	Series 2007-116, Class HI, IO, VAR, 1.557%, 01/25/38	114
865	Series 2008-1, Class BI, IF, IO, 5.464%, 02/25/38	143
542	Series 2008-10, Class XI, IF, IO, 5.784%, 03/25/38	78
294	Series 2008-16, Class IS, IF, IO, 5.754%, 03/25/38	48
251	Series 2008-19, Class IC, IO, 5.000%, 03/25/23	10
275	Series 2008-24, Class DY, 5.000%, 04/25/23	282
360	Series 2008-27, Class SN, IF, IO, 6.454%, 04/25/38	60
116	Series 2008-39, Class CI, IO, 4.500%, 05/25/18	4
256	Series 2008-42, Class AO, PO, 09/25/36	245
26	Series 2008-44, Class PO, PO, 05/25/38	25
394	Series 2008-47, Class SI, IF, IO, 6.054%, 06/25/23	38
524	Series 2008-53, Class CI, IF, IO, 6.754%, 07/25/38	102
129	Series 2008-76, Class GF, VAR, 1.096%, 09/25/23	130
1,219	Series 2008-80, Class SA, IF, IO, 5.404%, 09/25/38	171
871	Series 2008-81, Class SB, IF, IO, 5.404%, 09/25/38	123
1,048	Series 2009-6, Class GS, IF, IO, 6.104%, 02/25/39	224
404	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	28
319	Series 2009-18, Class IO, IO, 5.000%, 03/25/24	18
2,099	Series 2009-19, Class IP, IO, 5.500%, 10/25/36	348
819	Series 2009-60, Class HT, 6.000%, 08/25/39	933
522	Series 2009-62, Class HJ, 6.000%, 05/25/39	581
810	Series 2009-70, Class CO, PO, 01/25/37	732
450	Series 2009-99, Class SC, IF, IO, 5.734%, 12/25/39	62
875	Series 2009-103, Class MB, VAR, 2.716%, 12/25/39	925
592	Series 2010-45, Class BD, 4.500%, 11/25/38	608
963	Series 2010-49, Class SC, IF, 11.768%, 03/25/40	1,220
579	Series 2010-64, Class DM, 5.000%, 06/25/40	638
716	Series 2010-71, Class HJ, 5.500%, 07/25/40	814
2,354	Series 2010-147, Class SA, IF, IO, 6.084%, 01/25/41	535
608	Series 2010-148, Class MA, 4.000%, 02/25/39	628
668	Series 2011-2, Class WA, VAR, 5.819%, 02/25/51	735
1,158	Series 2011-22, Class MA, 6.500%, 04/25/38	1,274
2,563	Series 2011-30, Class LS, IO, VAR, 1.858%, 04/25/41	157
2,500	Series 2011-31, Class DB, 3.500%, 04/25/31	2,672
7,500	Series 2011-44, Class EB, 3.000%, 05/25/26	7,910
566	Series 2011-75, Class FA, VAR, 0.996%, 08/25/41	573
1,187	Series 2011-118, Class MT, 7.000%, 11/25/41	1,404

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
1,580		Series 2011-130, Class CA, 6.000%, 12/25/41	1,834
902		Series 2012-14, Class FB, VAR, 0.896%, 08/25/37	905
5,563		Series 2012-47, Class HF, VAR, 0.846%, 05/25/27	5,588
3,000		Series 2012-66, Class CB, 3.000%, 06/25/32	2,944
4,256		Series 2012-99, Class AE, 2.500%, 05/25/39	4,315
2,894		Series 2012-108, Class F, VAR, 0.946%, 10/25/42	2,918
3,478		Series 2012-137, Class CF, VAR, 0.746%, 08/25/41	3,463
2,000		Series 2013-81, Class TA, 3.000%, 02/25/43	1,973
1,694		Series 2013-90, Class PM, 3.500%, 09/25/43	1,788
2,084		Series 2013-92, Class PO, PO, 09/25/43	1,690
3,349		Series 2013-101, Class AE, 3.000%, 10/25/33	3,436
3,175		Series 2013-101, Class DO, PO, 10/25/43	2,547
3,000		Series 2013-101, Class E, 3.000%, 10/25/33	3,077
3,500		Series 2013-103, Class VG, 3.000%, 03/25/30	3,477
4,000		Series 2013-108, Class GU, 3.000%, 10/25/33	4,100
4,138		Series 2013-128, Class PO, PO, 12/25/43	3,235
–	(h)	Series G-17, Class S, HB, VAR, 1,035.033%, 06/25/21	1
10		Series G-28, Class S, IF, 14.654%, 09/25/21	11
14		Series G-35, Class M, 8.750%, 10/25/21	15
5		Series G-51, Class SA, HB, IF, 25.364%, 12/25/21	6
–	(h)	Series G92-27, Class SQ, HB, IF, 11,489.161%, 05/25/22	—	(h)
79		Series G92-35, Class E, 7.500%, 07/25/22	87
–	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	1
10		Series G92-42, Class Z, 7.000%, 07/25/22	10
60		Series G92-44, Class ZQ, 8.000%, 07/25/22	62
13		Series G92-52, Class FD, VAR, 0.467%, 09/25/22	13
81		Series G92-54, Class ZQ, 7.500%, 09/25/22	88
12		Series G92-59, Class F, VAR, 1.378%, 10/25/22	12
25		Series G92-61, Class Z, 7.000%, 10/25/22	28
18		Series G92-62, Class B, PO, 10/25/22	17
88		Series G93-1, Class KA, 7.900%, 01/25/23	99
21		Series G93-5, Class Z, 6.500%, 02/25/23	23
27		Series G93-14, Class J, 6.500%, 03/25/23	29
59		Series G93-17, Class SI, IF, 6.000%, 04/25/23	68
53		Series G93-27, Class FD, VAR, 1.326%, 08/25/23	54
12		Series G93-37, Class H, PO, 09/25/23	12
30		Series G95-1, Class C, 8.800%, 01/25/25	34
		Federal National Mortgage Association REMIC Trust,
721		Series 2003-W1, Class 1A1, VAR, 5.661%, 12/25/42	816
294		Series 2003-W1, Class 2A, VAR, 6.320%, 12/25/42	344
90		Series 2003-W4, Class 2A, VAR, 6.326%, 10/25/42	105
33		Series 2007-W7, Class 1A4, HB, IF, 36.504%, 07/25/37	52
1,470		Series 2009-W1, Class A, 6.000%, 12/25/49	1,689
		Federal National Mortgage Association STRIPS,
–	(h)	Series 23, Class 2, IO, 10.000%, 09/25/17	—	(h)
–	(h)	Series 50, Class 2, IO, 10.500%, 03/25/19	—	(h)
8		Series 218, Class 2, IO, 7.500%, 04/25/23	1
9		Series 265, Class 2, 9.000%, 03/25/24	10
96		Series 329, Class 1, PO, 01/25/33	88
137		Series 339, Class 18, IO, 4.500%, 07/25/18	5
195		Series 339, Class 21, IO, 4.500%, 08/25/18	5
89		Series 339, Class 28, IO, 5.500%, 08/25/18	3
133		Series 345, Class 6, IO, VAR, 5.000%, 12/25/33	25
446		Series 351, Class 7, IO, VAR, 5.000%, 04/25/34	88
363		Series 355, Class 11, IO, 6.000%, 07/25/34	66
98		Series 355, Class 31, IO, VAR, 4.500%, 12/25/18	4
624		Series 365, Class 8, IO, 5.500%, 05/25/36	125
52		Series 368, Class 3, IO, 4.500%, 11/25/20	2

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
324	Series 374, Class 5, IO, 5.500%, 08/25/36	66
154	Series 383, Class 32, IO, 6.000%, 01/25/38	30
404	Series 383, Class 33, IO, 6.000%, 01/25/38	72
117	Series 393, Class 6, IO, 5.500%, 04/25/37	21
	Federal National Mortgage Association Trust,
193	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	228
471	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	548
641	Series 2004-W15, Class 2AF, VAR, 0.696%, 08/25/44	638
1,809	Series 2005-W3, Class 2AF, VAR, 0.666%, 03/25/45	1,760
608	Series 2006-W2, Class 1AF1, VAR, 0.666%, 02/25/46	607
	Government National Mortgage Association,
959	Series 1994-7, Class PQ, 6.500%, 10/16/24	1,084
674	Series 1999-4, Class ZB, 6.000%, 02/20/29	757
72	Series 1999-30, Class S, IF, IO, 8.166%, 08/16/29	18
158	Series 1999-40, Class ZW, 7.500%, 11/20/29	183
105	Series 2000-9, Class Z, 8.000%, 06/20/30	125
924	Series 2000-9, Class ZJ, 8.500%, 02/16/30	1,089
175	Series 2000-12, Class ST, HB, IF, 37.306%, 02/16/30	271
1,269	Series 2000-21, Class Z, 9.000%, 03/16/30	1,541
202	Series 2000-31, Class Z, 9.000%, 10/20/30	233
119	Series 2000-35, Class ZA, 9.000%, 11/20/30	128
11	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	2
54	Series 2001-6, Class SD, IF, IO, 8.116%, 03/16/31	18
145	Series 2001-35, Class SA, IF, IO, 7.816%, 08/16/31	49
134	Series 2001-36, Class S, IF, IO, 7.616%, 08/16/31	45
158	Series 2002-3, Class SP, IF, IO, 6.956%, 01/16/32	43
578	Series 2002-24, Class AG, IF, IO, 7.516%, 04/16/32	126
53	Series 2002-24, Class SB, IF, 11.273%, 04/16/32	67
1,179	Series 2002-31, Class SE, IF, IO, 7.066%, 04/16/30	222
366	Series 2002-40, Class UK, 6.500%, 06/20/32	434
19	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	24
1,375	Series 2002-45, Class QE, 6.500%, 06/20/32	1,635
469	Series 2002-47, Class PG, 6.500%, 07/16/32	551
879	Series 2002-47, Class ZA, 6.500%, 07/20/32	1,040
751	Series 2002-52, Class GH, 6.500%, 07/20/32	897
145	Series 2002-70, Class PS, IF, IO, 7.262%, 08/20/32	6
949	Series 2002-75, Class PB, 6.000%, 11/20/32	1,112
582	Series 2003-11, Class SK, IF, IO, 7.266%, 02/16/33	99
256	Series 2003-12, Class SP, IF, IO, 7.262%, 02/20/33	69
53	Series 2003-24, Class PO, PO, 03/16/33	49
1,319	Series 2003-40, Class TJ, 6.500%, 03/20/33	1,521
753	Series 2003-46, Class MG, 6.500%, 05/20/33	891
658	Series 2003-46, Class TC, 6.500%, 03/20/33	750
235	Series 2003-52, Class AP, PO, 06/16/33	207
1,200	Series 2003-58, Class BE, 6.500%, 01/20/33	1,369
70	Series 2003-90, Class PO, PO, 10/20/33	64
866	Series 2003-112, Class SA, IF, IO, 6.116%, 12/16/33	189
170	Series 2003-112, Class TS, IF, IO, 6.512%, 10/20/32	3
347	Series 2004-28, Class S, IF, 18.468%, 04/16/34	519
112	Series 2004-73, Class AE, IF, 13.959%, 08/17/34	138
1,245	Series 2004-90, Class SI, IF, IO, 5.662%, 10/20/34	194
227	Series 2005-35, Class FL, VAR, 0.788%, 03/20/32	228
1	Series 2005-39, Class KI, IO, 5.500%, 03/20/34	—	(h)
2,148	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	378
203	Series 2005-68, Class DP, IF, 15.387%, 06/17/35	285
2,962	Series 2005-68, Class KI, IF, IO, 5.862%, 09/20/35	541
399	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	73
199	Series 2006-16, Class OP, PO, 03/20/36	188

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
504	Series 2006-38, Class SW, IF, IO, 6.062%, 06/20/36	66
2,244	Series 2006-38, Class ZK, 6.500%, 08/20/36	2,628
635	Series 2006-59, Class SD, IF, IO, 6.262%, 10/20/36	111
1,023	Series 2006-65, Class SA, IF, IO, 6.362%, 11/20/36	203
1,694	Series 2007-17, Class JI, IF, IO, 6.376%, 04/16/37	346
182	Series 2007-17, Class JO, PO, 04/16/37	171
964	Series 2007-19, Class SD, IF, IO, 5.762%, 04/20/37	156
878	Series 2007-26, Class SC, IF, IO, 5.762%, 05/20/37	160
743	Series 2007-27, Class SA, IF, IO, 5.762%, 05/20/37	132
215	Series 2007-28, Class BO, PO, 05/20/37	197
610	Series 2007-36, Class SE, IF, IO, 6.036%, 06/16/37	117
1,689	Series 2007-40, Class SB, IF, IO, 6.312%, 07/20/37	307
1,008	Series 2007-42, Class SB, IF, IO, 6.312%, 07/20/37	188
2,500	Series 2007-47, Class PH, 6.000%, 07/16/37	3,021
652	Series 2007-50, Class AI, IF, IO, 6.337%, 08/20/37	100
93	Series 2007-53, Class SW, IF, 18.890%, 09/20/37	133
458	Series 2007-57, Class PO, PO, 03/20/37	435
359	Series 2007-71, Class SB, IF, IO, 6.262%, 07/20/36	18
527	Series 2007-72, Class US, IF, IO, 6.112%, 11/20/37	95
544	Series 2007-73, Class MI, IF, IO, 5.562%, 11/20/37	87
1,060	Series 2007-76, Class SA, IF, IO, 6.092%, 11/20/37	191
521	Series 2007-79, Class SY, IF, IO, 6.112%, 12/20/37	96
323	Series 2008-2, Class MS, IF, IO, 6.726%, 01/16/38	70
1,075	Series 2008-2, Class NS, IF, IO, 6.106%, 01/16/38	200
588	Series 2008-10, Class S, IF, IO, 5.392%, 02/20/38	104
395	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	48
831	Series 2008-36, Class SH, IF, IO, 5.862%, 04/20/38	137
4,627	Series 2008-40, Class SA, IF, IO, 5.966%, 05/16/38	867
477	Series 2008-55, Class SA, IF, IO, 5.762%, 06/20/38	78
99	Series 2008-60, Class PO, PO, 01/20/38	98
249	Series 2008-71, Class SC, IF, IO, 5.562%, 08/20/38	34
588	Series 2008-93, Class AS, IF, IO, 5.262%, 12/20/38	88
664	Series 2009-6, Class SA, IF, IO, 5.666%, 02/16/39	94
403	Series 2009-10, Class SL, IF, IO, 6.066%, 03/16/34	18
1,485	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	271
571	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	125
544	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	119
1,432	Series 2009-22, Class SA, IF, IO, 5.832%, 04/20/39	233
416	Series 2009-25, Class SE, IF, IO, 7.162%, 09/20/38	83
338	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	56
349	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	66
594	Series 2009-43, Class SA, IF, IO, 5.512%, 06/20/39	78
449	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	62
1,324	Series 2009-72, Class SM, IF, IO, 5.816%, 08/16/39	212
317	Series 2009-79, Class OK, PO, 11/16/37	282
470	Series 2010-14, Class CO, PO, 08/20/35	437
2,750	Series 2010-31, Class NO, PO, 03/20/40	2,633
352	Series 2010-130, Class CP, 7.000%, 10/16/40	414
2,771	Series 2010-157, Class OP, PO, 12/20/40	2,428
4,053	Series 2010-H17, Class XQ, VAR, 5.238%, 07/20/60	4,331
836	Series 2011-22, Class WA, VAR, 5.938%, 02/20/37	935
1,640	Series 2011-75, Class SM, IF, IO, 6.162%, 05/20/41	374
2,622	Series 2012-61, Class FM, VAR, 0.834%, 05/16/42	2,644
717	Series 2012-141, Class WC, VAR, 3.719%, 01/20/42	758
3,860	Series 2012-H10, Class FA, VAR, 0.988%, 12/20/61	3,843
1,146	Series 2012-H15, Class FA, VAR, 0.888%, 05/20/62	1,146
2,846	Series 2012-H21, Class CF, VAR, 1.138%, 05/20/61	2,844
2,457	Series 2012-H21, Class DF, VAR, 1.088%, 05/20/61	2,454

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
3,666	Series 2012-H22, Class FD, VAR, 0.908%, 01/20/61	3,646
701	Series 2012-H24, Class FA, VAR, 0.888%, 03/20/60	700
1,979	Series 2012-H24, Class FG, VAR, 0.868%, 04/20/60	1,970
1,637	Series 2012-H26, Class MA, VAR, 0.988%, 07/20/62	1,632
2,203	Series 2012-H28, Class FA, VAR, 1.018%, 09/20/62	2,195
1,619	Series 2012-H29, Class FA, VAR, 0.953%, 10/20/62	1,610
1,607	Series 2012-H30, Class PA, VAR, 0.888%, 11/20/59	1,607
1,763	Series 2012-H31, Class FD, VAR, 0.778%, 12/20/62	1,741
3,208	Series 2013-54, Class WA, VAR, 4.705%, 11/20/42	3,509
2,475	Series 2013-75, Class WA, VAR, 5.223%, 06/20/40	2,709
1,422	Series 2013-91, Class WA, VAR, 4.505%, 04/20/43	1,522
1,300	Series 2013-116, Class JY, 4.000%, 08/16/43	1,453
2,820	Series 2013-H01, Class FA, 1.650%, 01/20/63	2,811
641	Series 2013-H03, Class FA, VAR, 0.738%, 08/20/60	640
1,434	Series 2013-H04, Class BA, 1.650%, 02/20/63	1,430
3,899	Series 2013-H05, Class FB, VAR, 0.837%, 02/20/62	3,889
1,695	Series 2013-H07, Class HA, VAR, 0.848%, 03/20/63	1,677
9,342	Series 2013-H07, Class JA, 1.750%, 03/20/63	9,387
1,516	Series 2013-H08, Class FC, VAR, 0.888%, 02/20/63	1,503
1,849	Series 2013-H09, Class HA, 1.650%, 04/20/63	1,842
3,503	Series 2013-H18, Class JA, VAR, 1.038%, 08/20/63	3,494
1,171	Series 2014-188, Class W, VAR, 4.684%, 10/20/41	1,282
1,698	Series 2014-H01, Class FD, VAR, 1.088%, 01/20/64	1,696
1,743	Series 2014-H09, Class TA, VAR, 1.038%, 04/20/64	1,738
6,148	Series 2015-H05, Class FC, VAR, 0.918%, 02/20/65	6,083
9,777	Series 2015-H10, Class FC, VAR, 0.918%, 04/20/65	9,672
7,616	Series 2015-H12, Class FA, VAR, 0.918%, 05/20/65	7,511
1,936	Series 2015-H15, Class FD, VAR, 0.878%, 06/20/65	1,904
4,447	Series 2015-H15, Class FJ, VAR, 0.878%, 06/20/65	4,372
3,614	Series 2015-H16, Class FG, VAR, 0.878%, 07/20/65	3,572
3,124	Series 2015-H23, Class FB, VAR, 0.958%, 09/20/65	3,098
2,291	Series 2015-H32, Class FH, VAR, 1.098%, 12/20/65	2,290
8,868	Series 2016-H07, Class FA, VAR, 1.187%, 03/20/66	8,911
	Vendee Mortgage Trust,
363	Series 1994-1, Class 1, VAR, 5.515%, 02/15/24	396
543	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	611
532	Series 1996-1, Class 1Z, 6.750%, 02/15/26	614
414	Series 1996-2, Class 1Z, 6.750%, 06/15/26	474
740	Series 1997-1, Class 2Z, 7.500%, 02/15/27	866
886	Series 1998-1, Class 2E, 7.000%, 03/15/28	1,058
1,705	Series 1999-1, Class 2Z, 6.500%, 01/15/29	1,948
6,533	Series 2003-2, Class Z, 5.000%, 05/15/33	7,456

		553,252

	Non-Agency CMO — 4.0%
4,531	Access PT Funding Trust, Series 2016-1, 6.250%, 02/16/21	4,531
	Ajax Mortgage Loan Trust,
1,662	Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e)	1,648
2,209	Series 2013-C, Class A, SUB, 4.500%, 03/25/53 (e)	2,259
1,776	Series 2015-B, Class A, SUB, 3.875%, 07/25/60 (e)	1,752
	Alternative Loan Trust,
11,255	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	11,168
1,408	Series 2005-1CB, Class 1A6, IF, IO, 6.654%, 03/25/35	310
3,461	Series 2005-20CB, Class 3A8, IF, IO, 4.304%, 07/25/35	484
6,516	Series 2005-22T1, Class A2, IF, IO, 4.624%, 06/25/35	1,131
3,605	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	3,392
124	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	97
5,004	Series 2005-37T1, Class A2, IF, IO, 4.604%, 09/25/35	928
2,837	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	2,570
7,132	Series 2005-54CB, Class 1A2, IF, IO, 4.404%, 11/25/35	923
1,739	Series 2005-57CB, Class 3A2, IF, IO, 4.654%, 12/25/35	268

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
1,184	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	1,118
2,871	Series 2005-J1, Class 1A4, IF, IO, 4.654%, 02/25/35	182
1,811	Series 2006-26CB, Class A9, 6.500%, 09/25/36	1,543
447	American General Mortgage Loan Trust, Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	452
	Angel Oak Mortgage Trust LLC,
1,872	Series 2015-1, Class A, SUB, 4.500%, 11/25/45 (e)	1,882
533	Series 2015-1, Class M, SUB, 5.500%, 11/25/45 (e)	531
	ASG Resecuritization Trust,
211	Series 2009-1, Class A60, VAR, 2.355%, 06/26/37 (e)	210
1,523	Series 2009-3, Class A65, VAR, 2.346%, 03/26/37 (e)	1,511
332	Series 2010-2, Class A60, VAR, 1.981%, 01/28/37 (e)	327
475	Series 2011-1, Class 3A50, VAR, 2.978%, 11/28/35 (e)	466
	Banc of America Alternative Loan Trust,
122	Series 2003-2, Class PO, PO, 04/25/33	107
218	Series 2003-11, Class PO, PO, 01/25/34	187
74	Series 2004-6, Class 15PO, PO, 07/25/19	72
1,014	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	936
2,536	Series 2005-6, Class CBIO, IO, 5.500%, 07/25/35	587
691	Series 2006-4, Class 1A4, 6.000%, 05/25/46	470
	Banc of America Funding Trust,
252	Series 2004-1, Class PO, PO, 03/25/34	205
159	Series 2004-2, Class 30PO, PO, 09/20/34	134
199	Series 2004-C, Class 1A1, VAR, 3.082%, 12/20/34	194
520	Series 2005-6, Class 2A7, 5.500%, 10/25/35	497
330	Series 2005-7, Class 30PO, PO, 11/25/35	265
206	Series 2005-8, Class 30PO, PO, 01/25/36	142
844	Series 2005-E, Class 4A1, VAR, 2.873%, 03/20/35	832
443	Series 2006-A, Class 3A2, VAR, 2.935%, 02/20/36	352
	Banc of America Mortgage Trust,
42	Series 2003-3, Class 2A1, VAR, 0.996%, 05/25/18	41
33	Series 2003-6, Class 2A1, VAR, 0.896%, 08/25/18	32
15	Series 2003-7, Class A2, 4.750%, 09/25/18	15
99	Series 2003-8, Class APO, PO, 11/25/33	82
329	Series 2004-3, Class 15IO, IO, VAR, 0.213%, 04/25/19	1
39	Series 2004-4, Class APO, PO, 05/25/34	34
653	Series 2004-5, Class 2A2, 5.500%, 06/25/34	660
245	Series 2004-6, Class 2A5, PO, 07/25/34	211
134	Series 2004-6, Class APO, PO, 07/25/34	119
13	Series 2004-8, Class 5PO, PO, 05/25/32	11
15	Series 2004-8, Class XPO, PO, 10/25/34	13
186	Series 2004-A, Class 2A2, VAR, 2.945%, 02/25/34	176
540	Series 2004-J, Class 3A1, VAR, 3.149%, 11/25/34	528
476	Series 2005-10, Class 1A6, 5.500%, 11/25/35	447
	BCAP LLC Trust,
270	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	279
150	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	150
141	Series 2010-RR6, Class 22A3, VAR, 3.843%, 06/26/36 (e)	141
79	Series 2010-RR7, Class 1A5, VAR, 3.016%, 04/26/35 (e)	78
1,490	Series 2010-RR7, Class 2A1, VAR, 2.540%, 07/26/45 (e)	1,478
1,001	Series 2010-RR8, Class 3A4, VAR, 3.083%, 05/26/35 (e)	981
279	Series 2010-RR12, Class 2A5, VAR, 2.716%, 01/26/36 (e)	276
243	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	244
1,220	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	1,235
488	Series 2011-RR5, Class 11A3, VAR, 0.589%, 05/28/36 (e)	485
1,412	Series 2011-RR10, Class 2A1, VAR, 1.259%, 09/26/37 (e)	1,361
84	Series 2012-RR2, Class 1A1, VAR, 0.608%, 08/26/36 (e)	84
437	Series 2012-RR3, Class 2A5, VAR, 2.364%, 05/26/37 (e)	435
32	Series 2012-RR10, Class 3A1, VAR, 0.629%, 05/26/36 (e)	32
1,465	Series 2015-RR4, Class 1A1, VAR, 1.442%, 09/11/38 (e)	1,381

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Bear Stearns ARM Trust,
154	Series 2003-7, Class 3A, VAR, 2.647%, 10/25/33	151
569	Series 2004-1, Class 12A1, VAR, 3.060%, 04/25/34	561
93	Series 2004-2, Class 14A, VAR, 3.344%, 05/25/34	92
1,117	Series 2005-5, Class A1, VAR, 2.380%, 08/25/35	1,120
2,731	Series 2006-1, Class A1, VAR, 2.580%, 02/25/36	2,661
	CHL Mortgage Pass-Through Trust,
380	Series 2004-7, Class 2A1, VAR, 2.945%, 06/25/34	371
141	Series 2004-8, Class 2A1, 4.500%, 06/25/19	144
149	Series 2004-HYB1, Class 2A, VAR, 2.734%, 05/20/34	141
593	Series 2004-HYB3, Class 2A, VAR, 2.712%, 06/20/34	563
509	Series 2004-HYB6, Class A3, VAR, 2.678%, 11/20/34	484
131	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	132
827	Series 2005-16, Class A23, 5.500%, 09/25/35	802
2,555	Series 2005-22, Class 2A1, VAR, 2.758%, 11/25/35	2,167
	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust,
122	Series 2005-5, Class APO, PO, 08/25/35	107
98	Series 2005-8, Class APO, PO, 11/25/35	77
	Citigroup Global Markets Mortgage Securities VII, Inc.,
181	Series 2003-HYB1, Class A, VAR, 2.740%, 09/25/33	179
7	Series 2003-UP2, Class PO1, PO, 12/25/18	7
	Citigroup Mortgage Loan Trust,
696	Series 2008-AR4, Class 1A1A, VAR, 3.021%, 11/25/38 (e)	690
294	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	301
912	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	915
1,260	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	1,269
489	Series 2015-A, Class B2, VAR, 4.500%, 06/25/58 (e)	492
	Citigroup Mortgage Loan Trust, Inc.,
186	Series 2003-1, Class 2A5, 5.250%, 10/25/33	188
96	Series 2003-1, Class 2A6, PO, 10/25/33	87
65	Series 2003-1, Class PO2, PO, 10/25/33	58
68	Series 2003-1, Class PO3, PO, 09/25/33	61
33	Series 2003-UP3, Class A3, 7.000%, 09/25/33	33
89	Series 2003-UST1, Class A1, 5.500%, 12/25/18	89
22	Series 2003-UST1, Class PO1, PO, 12/25/18	21
12	Series 2003-UST1, Class PO3, PO, 12/25/18	12
123	Series 2004-UST1, Class A6, VAR, 2.526%, 08/25/34	118
318	Series 2005-1, Class 2A1A, VAR, 2.704%, 04/25/35	253
388	Series 2005-2, Class 2A11, 5.500%, 05/25/35	396
433	Series 2005-5, Class 1A2, VAR, 3.355%, 08/25/35	310
	Credit Suisse First Boston Mortgage Securities Corp.,
501	Series 2003-1, Class DB1, VAR, 6.747%, 02/25/33	506
38	Series 2003-17, Class 2A1, 5.000%, 07/25/18	38
214	Series 2003-21, Class 1A4, 5.250%, 09/25/33	219
341	Series 2003-25, Class 1P, PO, 10/25/33	294
15	Series 2004-5, Class 5P, PO, 08/25/19	15
2,358	Series 2005-4, Class 3A18, 5.500%, 06/25/35	2,372
2,624	Series 2005-4, Class 3A23, 5.500%, 06/25/35	2,589
	CSMC,
5,327	Series 2010-11R, Class A6, VAR, 1.438%, 06/28/47 (e)	5,068
615	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	616
304	Series 2011-6R, Class 3A1, VAR, 2.931%, 07/28/36 (e)	306
280	Series 2012-3R, Class 1A1, VAR, 2.425%, 07/27/37 (e)	275
37	CSMC Trust, Series 2010-16, Class A3, VAR, 4.250%, 06/25/50 (e)	37
	First Horizon Alternative Mortgage Securities Trust,
759	Series 2004-AA4, Class A1, VAR, 2.702%, 10/25/34	742
1,077	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	919
2,086	Series 2007-FA4, Class 1A2, IF, IO, 5.204%, 08/25/37	496

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	First Horizon Mortgage Pass-Through Trust,
406	Series 2004-AR2, Class 2A1, VAR, 3.065%, 05/25/34	400
782	Series 2005-AR1, Class 2A2, VAR, 2.956%, 04/25/35	764
	GMACM Mortgage Loan Trust,
413	Series 2003-AR1, Class A4, VAR, 3.167%, 10/19/33	407
183	Series 2004-J5, Class A7, 6.500%, 01/25/35	189
55	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	56
3,512	Series 2005-AR3, Class 3A4, VAR, 3.201%, 06/19/35	3,424
	GSMPS Mortgage Loan Trust,
763	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	775
1,114	Series 2005-RP3, Class 1AF, VAR, 0.796%, 09/25/35 (e)	901
842	Series 2005-RP3, Class 1AS, IO, VAR, 4.328%, 09/25/35 (e)	117
3,751	Series 2006-RP2, Class 1AS2, IF, IO, 5.635%, 04/25/36 (e)	499
	GSR Mortgage Loan Trust,
728	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	747
471	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	500
333	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	341
171	Series 2005-4F, Class AP, PO, 05/25/35	153
1,625	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	1,682
2,319	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	2,031
1,773	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	1,712
2,545	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e)	2,513
	Impac CMB Trust,
1,801	Series 2004-7, Class 1A1, VAR, 1.186%, 11/25/34	1,679
212	Series 2005-4, Class 2A1, VAR, 1.046%, 05/25/35	205
	Impac Secured Assets Trust,
532	Series 2006-1, Class 2A1, VAR, 0.796%, 05/25/36	476
411	Series 2006-2, Class 2A1, VAR, 0.796%, 08/25/36	401
	JP Morgan Mortgage Trust,
943	Series 2006-A2, Class 4A1, VAR, 2.797%, 08/25/34	945
1,236	Series 2006-A2, Class 5A3, VAR, 2.680%, 11/25/33	1,239
243	Series 2006-A3, Class 6A1, VAR, 2.784%, 08/25/34	242
160	JP Morgan Resecuritization Trust, Series 2009-6, Class 4A1, VAR, 2.719%, 09/26/36 (e)	160
	Lehman Mortgage Trust,
488	Series 2006-2, Class 1A1, VAR, 5.938%, 04/25/36	432
967	Series 2008-2, Class 1A6, 6.000%, 03/25/38	730
	MASTR Adjustable Rate Mortgages Trust,
69	Series 2004-4, Class 2A1, VAR, 2.222%, 05/25/34	61
531	Series 2004-13, Class 2A1, VAR, 2.850%, 04/21/34	530
1,229	Series 2004-13, Class 3A7, VAR, 2.825%, 11/21/34	1,248
365	Series 2004-15, Class 3A1, VAR, 3.405%, 12/25/34	359
	MASTR Alternative Loan Trust,
155	Series 2003-3, Class 1A1, 6.500%, 05/25/33	160
424	Series 2003-9, Class 8A1, 6.000%, 01/25/34	422
453	Series 2004-3, Class 2A1, 6.250%, 04/25/34	471
625	Series 2004-4, Class 10A1, 5.000%, 05/25/24	648
341	Series 2004-6, Class 30PO, PO, 07/25/34	266
528	Series 2004-6, Class 7A1, 6.000%, 07/25/34	524
240	Series 2004-7, Class 30PO, PO, 08/25/34	183
502	Series 2004-8, Class 6A1, 5.500%, 09/25/19	511
89	Series 2004-10, Class 1A1, 4.500%, 09/25/19	89
	MASTR Asset Securitization Trust,
16	Series 2003-2, Class 2A1, 4.500%, 03/25/18	16
9	Series 2003-3, Class 4A1, 5.000%, 04/25/18	9
26	Series 2003-4, Class 3A2, 5.000%, 05/25/18	26
51	Series 2003-12, Class 30PO, PO, 12/25/33	46
53	Series 2004-1, Class 30PO, PO, 02/25/34	45
11	Series 2004-4, Class 3A1, 4.500%, 04/25/19	11
20	Series 2004-6, Class 15PO, PO, 07/25/19	19
36	Series 2004-8, Class 1A1, 4.750%, 08/25/19	36

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
14	Series 2004-8, Class PO, PO, 08/25/19	13
2,188	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.796%, 05/25/35 (e)	1,721
456	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	360
	Merrill Lynch Mortgage Investors Trust,
223	Series 2003-E, Class A1, VAR, 1.066%, 10/25/28	212
2,054	Series 2003-F, Class A1, VAR, 1.086%, 10/25/28	2,002
595	Series 2004-1, Class 2A1, VAR, 2.459%, 12/25/34	594
411	Series 2004-A, Class A1, VAR, 0.906%, 04/25/29	384
7	ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	8
453	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 1.086%, 02/25/35	435
399	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	403
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
160	Series 2003-A1, Class A1, 5.500%, 05/25/33	162
98	Series 2003-A1, Class A2, 6.000%, 05/25/33	99
47	Series 2003-A1, Class A5, 7.000%, 04/25/33	48
3	Series 2003-A1, Class A7, 5.000%, 04/25/18	3
4	PaineWebber CMO Trust, Series P, Class 4, 8.500%, 08/01/19	5
206	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.844%, 05/25/35	210
	RALI Trust,
64	Series 2002-QS8, Class A5, 6.250%, 06/25/17	64
27	Series 2002-QS16, Class A3, IF, 15.690%, 10/25/17	29
3,414	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	3,548
79	Series 2003-QS3, Class A2, IF, 15.519%, 02/25/18	82
206	Series 2003-QS9, Class A3, IF, IO, 7.104%, 05/25/18	8
228	Series 2003-QS12, Class A2A, IF, IO, 7.154%, 06/25/18	11
69	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	2
509	Series 2003-QS14, Class A1, 5.000%, 07/25/18	511
149	Series 2003-QS18, Class A1, 5.000%, 09/25/18	151
1,151	Series 2003-QS19, Class A1, 5.750%, 10/25/33	1,206
1,437	Series 2004-QA6, Class NB2, VAR, 3.244%, 12/26/34	1,198
	RBSSP Resecuritization Trust,
283	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	295
134	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	134
566	Series 2009-12, Class 1A1, VAR, 5.795%, 11/25/33 (e)	585
282	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	278
	Residential Asset Securitization Trust,
230	Series 2003-A13, Class A3, 5.500%, 01/25/34	234
11	Series 2003-A14, Class A1, 4.750%, 02/25/19	11
2,244	Series 2005-A2, Class A4, IF, IO, 4.604%, 03/25/35	324
599	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	542
	RFMSI Trust,
36	Series 2003-S14, Class A4, PO, 07/25/18	35
77	Series 2004-S3, Class A1, 4.750%, 03/25/19	76
326	Series 2004-S6, Class 2A6, PO, 06/25/34	278
44	Series 2004-S9, Class 2A1, 4.750%, 12/25/19	44
536	Series 2005-SA4, Class 1A1, VAR, 2.893%, 09/25/35	440
	Springleaf Mortgage Loan Trust,
838	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	835
1,116	Series 2013-1A, Class M1, VAR, 2.310%, 06/25/58 (e)	1,116
900	Series 2013-1A, Class M2, VAR, 3.140%, 06/25/58 (e)	899
634	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	634
1,938	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	1,937
1,058	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	1,058
542	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	543
2,131	Series 2013-3A, Class M1, VAR, 3.790%, 09/25/57 (e)	2,144
326	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 2.557%, 06/25/34	325
620	Structured Asset Mortgage Investments II Trust, Series 2004-AR5, Class 1A1, VAR, 1.099%, 10/19/34	590

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
674	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	688
1,158	Series 2004-5H, Class A4, 5.540%, 12/25/33	1,189
	Structured Asset Securities Corp. Trust,
100	Series 2005-6, Class 4A1, 5.000%, 05/25/35	101
155	Series 2005-10, Class 5A9, 5.250%, 12/25/34	151
	Thornburg Mortgage Securities Trust,
353	Series 2003-4, Class A1, VAR, 1.086%, 09/25/43	339
898	Series 2004-4, Class 3A, VAR, 2.228%, 12/25/44	884
	WaMu Mortgage Pass-Through Certificates Trust,
129	Series 2003-AR8, Class A, VAR, 2.479%, 08/25/33	130
1,936	Series 2003-AR9, Class 1A6, VAR, 2.523%, 09/25/33	1,946
253	Series 2003-AR9, Class 2A, VAR, 2.585%, 09/25/33	246
84	Series 2003-S8, Class A6, 4.500%, 09/25/18	84
918	Series 2003-S9, Class A8, 5.250%, 10/25/33	937
77	Series 2003-S9, Class P, PO, 10/25/33	64
160	Series 2004-AR3, Class A1, VAR, 2.785%, 06/25/34	161
134	Series 2004-AR3, Class A2, VAR, 2.785%, 06/25/34	135
1,634	Series 2004-RS2, Class A4, 5.000%, 11/25/33	1,658
222	Series 2006-AR10, Class 2P, VAR, 2.449%, 09/25/36	193
159	Series 2006-AR12, Class 2P, VAR, 1.998%, 10/25/36	117
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
7,090	Series 2005-2, Class 1A4, IF, IO, 4.604%, 04/25/35	1,154
1,669	Series 2005-2, Class 2A3, IF, IO, 4.554%, 04/25/35	230
1,916	Series 2005-3, Class CX, IO, 5.500%, 05/25/35	392
2,278	Series 2005-4, Class CB7, 5.500%, 06/25/35	2,107
1,822	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	375
489	Series 2005-6, Class 2A4, 5.500%, 08/25/35	444
3,127	Series 2005-6, Class 2A9, 5.500%, 08/25/35	2,844
156	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	155
	Wells Fargo Mortgage-Backed Securities Trust,
165	Series 2003-K, Class 1A1, VAR, 2.615%, 11/25/33	165
313	Series 2003-K, Class 1A2, VAR, 2.615%, 11/25/33	314
339	Series 2004-EE, Class 2A1, VAR, 2.828%, 12/25/34	341
432	Series 2004-EE, Class 3A1, VAR, 2.836%, 12/25/34	445
1,918	Series 2004-P, Class 2A1, VAR, 2.743%, 09/25/34	1,913
363	Series 2004-V, Class 1A1, VAR, 2.806%, 10/25/34	364
115	Series 2005-16, Class APO, PO, 01/25/36	90
3,266	Series 2005-AR3, Class 1A1, VAR, 2.880%, 03/25/35	3,335
347	Series 2005-AR8, Class 2A1, VAR, 2.869%, 06/25/35	353
292	Series 2005-AR16, Class 2A1, VAR, 2.853%, 02/25/34	293
443	Series 2006-2, Class APO, PO, 03/25/36	345
187	Series 2006-4, Class 1APO, PO, 04/25/36	157
853	Series 2007-7, Class A7, 6.000%, 06/25/37	845
255	Series 2007-11, Class A14, 6.000%, 08/25/37	253

		167,380

	Total Collateralized Mortgage Obligations (Cost $682,819)	720,632

Commercial Mortgage-Backed Securities — 2.6%
	A10 Securitization LLC,
16	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	16
2,350	Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	2,346
1,293	Series 2015-1, Class A2, 3.130%, 04/15/34 (e)	1,295
	A10 Term Asset Financing LLC,
1,304	Series 2013-2, Class A, 2.620%, 11/15/27 (e)	1,294
696	Series 2013-2, Class B, 4.380%, 11/15/27 (e)	682
	ACRE Commercial Mortgage Trust, (Cayman Islands),
610	Series 2014-FL2, Class B, VAR, 2.484%, 08/15/31 (e)	601
710	Series 2014-FL2, Class C, VAR, 2.934%, 08/15/31 (e)	699

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
400	Series 2014-FL2, Class D, VAR, 3.834%, 08/15/31 (e)	389
	BAMLL Commercial Mortgage Securities Trust,
560	Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	575
1,300	Series 2014-520M, Class C, VAR, 4.214%, 08/15/46 (e)	1,253
	Banc of America Commercial Mortgage Trust,
495	Series 2006-5, Class A4, 5.414%, 09/10/47	497
1,264	Series 2007-5, Class A4, 5.492%, 02/10/51	1,293
241	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	241
	BB-UBS Trust,
4,400	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	4,560
2,500	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	2,523
1,404	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR8, Class X1, IO, VAR, 0.257%, 06/11/41 (e)	—	(h)
58,344	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.386%, 12/11/49 (e)	109
748	CGBAM Commercial Mortgage Trust, Series 2014-HD, Class A, VAR, 1.234%, 02/15/31 (e)	741
	COBALT CMBS Commercial Mortgage Trust,
344	Series 2006-C1, Class A4, 5.223%, 08/15/48	345
13,341	Series 2006-C1, Class IO, IO, VAR, 0.737%, 08/15/48	38
	COMM Mortgage Trust,
2,671	Series 2012-CR2, Class XA, IO, VAR, 1.741%, 08/15/45	217
3,500	Series 2013-300P, Class A1, 4.353%, 08/10/30 (e)	3,900
1,060	Series 2013-SFS, Class A2, VAR, 2.987%, 04/12/35 (e)	1,064
1,400	Series 2014-TWC, Class A, VAR, 1.286%, 02/13/32 (e)	1,389
1,156	Series 2015-CR24, Class A5, 3.696%, 08/10/55	1,238
2,812	Series 2015-CR25, Class A4, 3.759%, 08/10/48	3,021
300	Commercial Mortgage Trust, Series 2006-GG7, Class AM, VAR, 5.921%, 07/10/38	300
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
2,557	Series K029, Class A2, VAR, 3.320%, 02/25/23	2,757
10,000	Series K037, Class A2, 3.490%, 01/25/24	10,901
3,560	Series K052, Class A2, 3.151%, 11/25/25	3,785
872	Series KJ02, Class A2, 2.597%, 09/25/20	900
5,500	Series KPLB, Class A, 2.770%, 05/25/25	5,659
1,000	Series KS01, Class A2, 2.522%, 01/25/23	1,025
2,500	Series KSMC, Class A2, 2.615%, 01/25/23	2,567
1,891	Government National Mortgage Association, Series 2014-168, Class VA, VAR, 3.400%, 01/16/37	2,019
1,303	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	1,322
488	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	491
514	GSMS Trust, Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	514
	JP Morgan Chase Commercial Mortgage Securities Trust,
117	Series 2005-CB11, Class AJ, VAR, 5.411%, 08/12/37	117
400	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	397
875	Series 2007-C1, Class A4, 5.716%, 02/15/51	903
998	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	1,060
	LB-UBS Commercial Mortgage Trust,
30,679	Series 2006-C7, Class XW, IO, VAR, 0.704%, 11/15/38 (e)	59
300	Series 2007-C1, Class AM, 5.455%, 02/15/40	304
810	Series 2007-C2, Class A3, 5.430%, 02/15/40	823
20,314	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class XC, IO, VAR, 0.602%, 12/12/49 (e)	45
2,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	2,116
	Morgan Stanley Capital I Trust,
30,379	Series 2006-IQ12, Class X1, IO, VAR, 0.438%, 12/15/43 (e)	35
62,572	Series 2007-HQ11, Class X, IO, VAR, 0.207%, 02/12/44 (e)	65
764	Series 2011-C3, Class A3, 4.054%, 07/15/49	799
	Morgan Stanley Re-REMIC Trust,
604	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	596
1,402	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	1,392

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
1,800	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	1,681
	NCUA Guaranteed Notes Trust,
1,566	Series 2010-C1, Class A2, 2.900%, 10/29/20	1,566
648	Series 2010-C1, Class APT, 2.650%, 10/29/20	648
1,129	NorthStar, (Cayman Islands), Series 2013-1A, Class B, VAR, 5.439%, 08/25/29 (e)	1,140
	PFP Ltd., (Cayman Islands),
1,380	Series 2015-2, Class A, VAR, 1.884%, 07/14/34 (e)	1,367
1,055	Series 2015-2, Class C, VAR, 3.684%, 07/14/34 (e)	1,036
730	Series 2015-2, Class D, VAR, 4.434%, 07/14/34 (e)	719
	RAIT Trust,
544	Series 2014-FL3, Class A, VAR, 1.684%, 12/15/31 (e)	534
1,986	Series 2014-FL3, Class AS, VAR, 2.234%, 12/15/31 (e)	1,952
736	Series 2014-FL3, Class B, VAR, 3.084%, 12/15/31 (e)	727
1,332	Series 2015-FL4, Class A, VAR, 1.784%, 12/15/31 (e)	1,327
1,450	Series 2015-FL4, Class AS, VAR, 2.184%, 12/15/31 (e)	1,455
1,805	Series 2015-FL5, Class B, VAR, 4.334%, 01/15/31 (e)	1,802
664	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/11/31 (e)	679
461	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	462
	Resource Capital Corp., Ltd., (Cayman Islands),
600	Series 2015-CRE4, Class A, VAR, 1.834%, 08/15/32 (e)	590
1,151	Series 2015-CRE4, Class B, VAR, 3.434%, 08/15/32 (e)	1,055
872	RREF LLC, Series 2015-LT7, Class A, 3.000%, 12/25/32 (e)	872
2,236	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	2,322
	UBS-Barclays Commercial Mortgage Trust,
1,053	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,118
9,756	Series 2012-C2, Class XA, IO, VAR, 1.653%, 05/10/63 (e)	560
857	Series 2013-C6, Class A4, 3.244%, 04/10/46	894
	VNDO Mortgage Trust,
1,398	Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	1,438
5,000	Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	5,248
	Wells Fargo Commercial Mortgage Trust,
2,500	Series 2013-120B, Class A, VAR, 2.710%, 03/18/28 (e)	2,538
1,094	Series 2015-C30, Class A4, 3.664%, 09/15/58	1,166
121	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	121
	WFRBS Commercial Mortgage Trust,
1,700	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	1,856
800	Series 2012-C6, Class A4, 3.440%, 04/15/45	848
400	Series 2013-C11, Class D, VAR, 4.178%, 03/15/45 (e)	362

	Total Commercial Mortgage-Backed Securities (Cost $106,987)	109,360

Corporate Bonds — 22.0%
	Consumer Discretionary — 1.5%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
591	3.750%, 12/01/21	615
675	4.250%, 03/01/21	716
173	4.950%, 07/02/64	161
1,000	5.250%, 12/01/41	1,077

		2,569

	Automobiles — 0.2%
	Daimler Finance North America LLC,
532	1.875%, 01/11/18 (e)	535
305	2.250%, 03/02/20 (e)	307
981	2.375%, 08/01/18 (e)	995
739	2.625%, 09/15/16 (e)	742
1,425	2.950%, 01/11/17 (e)	1,440
1,500	Ford Motor Co., 7.450%, 07/16/31	1,956
1,086	General Motors Co., 6.600%, 04/01/36	1,239
	Hyundai Capital America,
526	2.400%, 10/30/18 (e)	530
1,000	3.000%, 03/18/21 (e)	1,019
385	Kia Motors Corp., (South Korea), 2.625%, 04/21/21 (e)	389

		9,152

	Hotels, Restaurants & Leisure — 0.0% (g)
500	McDonald’s Corp., 4.700%, 12/09/35	537
718	Starbucks Corp., 2.700%, 06/15/22	745

		1,282

	Internet & Catalog Retail — 0.1%
	Amazon.com, Inc.,
1,448	3.800%, 12/05/24	1,595
1,435	4.800%, 12/05/34	1,622

		3,217

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — 0.9%
	21st Century Fox America, Inc.,
100	6.200%, 12/15/34	121
400	6.650%, 11/15/37	509
250	6.900%, 08/15/39	326
1,075	7.300%, 04/30/28	1,390
505	8.000%, 10/17/16	518
430	8.875%, 04/26/23	574
	CBS Corp.,
740	3.700%, 08/15/24	765
792	4.000%, 01/15/26	838
345	4.600%, 01/15/45	338
140	4.850%, 07/01/42	139
360	4.900%, 08/15/44	366
	Charter Communications Operating LLC/Charter Communications Operating Capital,
1,797	4.464%, 07/23/22 (e)	1,893
703	6.384%, 10/23/35 (e)	800
250	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	349
	Comcast Corp.,
500	2.750%, 03/01/23	510
347	3.375%, 08/15/25	365
555	4.200%, 08/15/34	589
1,082	4.250%, 01/15/33	1,156
400	6.450%, 03/15/37	531
1,355	6.500%, 11/15/35	1,804
	Cox Communications, Inc.,
446	3.250%, 12/15/22 (e)	435
885	4.800%, 02/01/35 (e)	800
125	8.375%, 03/01/39 (e)	147
450	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	528
	Discovery Communications LLC,
1,016	4.375%, 06/15/21	1,077
569	4.950%, 05/15/42	486
	Grupo Televisa SAB, (Mexico),
221	4.625%, 01/30/26	233
200	6.125%, 01/31/46	211
1,197	Historic TW, Inc., 9.150%, 02/01/23	1,580
	NBCUniversal Media LLC,
275	2.875%, 01/15/23	282
310	4.375%, 04/01/21	344
800	5.950%, 04/01/41	1,015
515	6.400%, 04/30/40	687
296	Sky plc, (United Kingdom), 3.750%, 09/16/24 (e)	300
	Thomson Reuters Corp., (Canada),
482	3.850%, 09/29/24	501
1,278	3.950%, 09/30/21	1,350
441	4.500%, 05/23/43	418
325	4.700%, 10/15/19	350
	Time Warner Cable, Inc.,
359	5.500%, 09/01/41	362
1,218	5.850%, 05/01/17	1,262
400	6.550%, 05/01/37	450
800	8.250%, 04/01/19	926
300	Time Warner Cos., Inc., 7.570%, 02/01/24	377
1,410	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	1,834
	Time Warner, Inc.,
1,700	3.600%, 07/15/25	1,763
555	4.750%, 03/29/21	614
313	5.375%, 10/15/41	343
150	6.200%, 03/15/40	178
172	6.250%, 03/29/41	209
265	6.500%, 11/15/36	321
250	7.625%, 04/15/31	333
301	7.700%, 05/01/32	402
	Viacom, Inc.,
235	2.750%, 12/15/19	237
600	3.125%, 06/15/22	587
67	3.250%, 03/15/23	65
808	3.875%, 12/15/21	836
464	4.375%, 03/15/43	354
250	4.500%, 02/27/42	200
262	4.850%, 12/15/34	233

		36,511

	Multiline Retail — 0.1%
	Macy’s Retail Holdings, Inc.,
516	2.875%, 02/15/23	475
509	3.450%, 01/15/21	514
462	4.375%, 09/01/23	465
526	4.500%, 12/15/34	447
157	5.125%, 01/15/42	133
300	6.375%, 03/15/37	292
230	7.450%, 07/15/17	245
455	Nordstrom, Inc., 4.000%, 10/15/21	475
350	Target Corp., 2.500%, 04/15/26	348

		3,394

	Specialty Retail — 0.1%
417	Bed Bath & Beyond, Inc., 4.915%, 08/01/34	387
502	Gap, Inc. (The), 5.950%, 04/12/21	510
	Home Depot, Inc. (The),
573	2.000%, 04/01/21	578
620	2.625%, 06/01/22	637
454	3.000%, 04/01/26	470
517	4.250%, 04/01/46	561
	Lowe’s Cos., Inc.,
268	3.375%, 09/15/25	284
739	4.650%, 04/15/42	824
326	5.125%, 11/15/41	382

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Specialty Retail — continued
750	Series B, 7.110%, 05/15/37	1,027

		5,660

	Total Consumer Discretionary	61,785

	Consumer Staples — 1.2%
	Beverages — 0.4%
	Anheuser-Busch Cos. LLC,
600	5.500%, 01/15/18	640
920	5.750%, 04/01/36	1,118
	Anheuser-Busch InBev Finance, Inc.,
94	1.900%, 02/01/19	94
3,824	3.300%, 02/01/23	3,930
1,733	3.650%, 02/01/26	1,801
900	3.700%, 02/01/24	962
1,430	4.700%, 02/01/36	1,545
1,135	4.900%, 02/01/46	1,265
750	Brown-Forman Corp., 4.500%, 07/15/45	822
	Diageo Capital plc, (United Kingdom),
264	1.500%, 05/11/17	265
510	4.828%, 07/15/20	570
255	Diageo Investment Corp., 8.000%, 09/15/22	332
355	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	356
	PepsiCo, Inc.,
287	1.250%, 08/13/17	288
368	3.000%, 08/25/21	388
852	3.100%, 07/17/22	893
534	4.450%, 04/14/46	587
59	7.900%, 11/01/18	68
698	SABMiller Holdings, Inc., 3.750%, 01/15/22 (e)	738

		16,662

	Food & Staples Retailing — 0.4%
858	Costco Wholesale Corp., 2.250%, 02/15/22	872
	CVS Health Corp.,
2,036	2.125%, 06/01/21	2,022
1,418	2.875%, 06/01/26	1,410
189	3.500%, 07/20/22	199
536	4.000%, 12/05/23	581
322	5.300%, 12/05/43	380
989	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	1,104
	Kroger Co. (The),
900	4.000%, 02/01/24	977
1,100	5.000%, 04/15/42	1,219
2,480	7.500%, 04/01/31	3,393
291	Sysco Corp., 3.750%, 10/01/25	306
	Walgreen Co.,
1,575	3.100%, 09/15/22	1,591
200	4.400%, 09/15/42	194
	Walgreens Boots Alliance, Inc.,
414	3.100%, 06/01/23	413
663	3.800%, 11/18/24	687
386	4.500%, 11/18/34	391
400	4.800%, 11/18/44	412
	Wal-Mart Stores, Inc.,
128	5.000%, 10/25/40	153
634	5.250%, 09/01/35	798
255	6.200%, 04/15/38	347
350	7.550%, 02/15/30	521

		17,970

	Food Products — 0.4%
	Bunge Ltd. Finance Corp.,
95	3.500%, 11/24/20	98
1,415	8.500%, 06/15/19	1,660
191	Bunge N.A. Finance LP, 5.900%, 04/01/17	197
	Cargill, Inc.,
600	3.300%, 03/01/22 (e)	625
535	4.307%, 05/14/21 (e)	585
850	7.350%, 03/06/19 (e)	979
227	ConAgra Foods, Inc., 2.100%, 03/15/18	228
365	Kellogg Co., 1.750%, 05/17/17	367
	Kraft Heinz Foods Co.,
814	3.500%, 06/06/22	849
694	5.000%, 06/04/42	755
1,187	6.125%, 08/23/18	1,302
2,353	6.875%, 01/26/39	3,104
	Mead Johnson Nutrition Co.,
317	3.000%, 11/15/20	326
153	Class C, 4.125%, 11/15/25	162
1,500	Mondelez International, Inc., 4.000%, 02/01/24	1,628
	Tyson Foods, Inc.,
777	3.950%, 08/15/24	831
1,100	4.875%, 08/15/34	1,203

		14,899

	Household Products — 0.0% (g)
	Kimberly-Clark Corp.,
220	2.400%, 03/01/22	225
426	3.050%, 08/15/25	447
71	7.500%, 11/01/18	81
598	Procter & Gamble - ESOP, Series A, 9.360%, 01/01/21	712
140	Procter & Gamble Co. (The), 5.500%, 02/01/34	181

		1,646

	Total Consumer Staples	51,177

	Energy — 2.2%
	Energy Equipment & Services — 0.2%
348	Diamond Offshore Drilling, Inc., 4.875%, 11/01/43	248

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Energy Equipment & Services — continued
175	Ensco plc, (United Kingdom), 5.200%, 03/15/25	116
	Halliburton Co.,
714	3.500%, 08/01/23	723
193	4.850%, 11/15/35	198
1,620	7.450%, 09/15/39	2,139
	Nabors Industries, Inc.,
200	4.625%, 09/15/21	174
200	5.000%, 09/15/20	183
188	National Oilwell Varco, Inc., 1.350%, 12/01/17	186
	Noble Holding International Ltd., (Cayman Islands),
115	3.950%, 03/15/22	79
83	5.250%, 03/15/42	43
300	6.050%, 03/01/41	168
363	7.950%, 04/01/45	240
200	Schlumberger Holdings Corp., 4.000%, 12/21/25 (e)	208
441	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	459
	Transocean, Inc., (Cayman Islands),
361	5.050%, 10/15/22	227
648	7.125%, 12/15/21	478
100	7.500%, 04/15/31	61
198	8.100%, 12/15/41	126

		6,056

	Oil, Gas & Consumable Fuels — 2.0%
160	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	153
330	Anadarko Petroleum Corp., 8.700%, 03/15/19	372
	Apache Corp.,
138	3.250%, 04/15/22	137
556	4.750%, 04/15/43	533
500	6.900%, 09/15/18	543
235	BG Energy Capital plc, (United Kingdom), 5.125%, 10/15/41 (e)	253
	Boardwalk Pipelines LP,
338	4.950%, 12/15/24	321
318	5.950%, 06/01/26	319
	BP Capital Markets plc, (United Kingdom),
92	1.375%, 11/06/17	92
929	1.846%, 05/05/17	933
1,283	2.237%, 05/10/19	1,301
1,182	2.750%, 05/10/23	1,163
375	3.119%, 05/04/26	374
451	3.506%, 03/17/25	466
1,337	3.814%, 02/10/24	1,405
	Buckeye Partners LP,
500	4.350%, 10/15/24	474
330	4.875%, 02/01/21	341
770	5.850%, 11/15/43	693
200	Burlington Resources Finance Co., (Canada), 7.400%, 12/01/31	240
	Canadian Natural Resources Ltd., (Canada),
401	3.900%, 02/01/25	370
350	6.250%, 03/15/38	341
1,000	6.750%, 02/01/39	1,013
	Cenovus Energy, Inc., (Canada),
208	3.000%, 08/15/22	185
356	4.450%, 09/15/42	261
759	6.750%, 11/15/39	729
	Chevron Corp.,
560	2.355%, 12/05/22	555
1,200	2.566%, 05/16/23	1,195
1,000	4.950%, 03/03/19	1,090
1,852	CNOOC Finance 2015 Australia Pty Ltd., (Australia), 2.625%, 05/05/20	1,839
1,789	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	1,854
230	Conoco Funding Co., (Canada), 7.250%, 10/15/31	279
	ConocoPhillips,
325	5.200%, 05/15/18	344
525	5.750%, 02/01/19	572
150	6.000%, 01/15/20	168
200	6.500%, 02/01/39	246
1,045	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,062
	ConocoPhillips Co.,
205	2.200%, 05/15/20	204
945	3.350%, 11/15/24	950
	Devon Energy Corp.,
750	3.250%, 05/15/22	680
522	4.750%, 05/15/42	426
360	6.300%, 01/15/19	380
673	7.950%, 04/15/32	724
	Ecopetrol S.A., (Colombia),
533	4.125%, 01/16/25	465
773	5.375%, 06/26/26	720
	Encana Corp., (Canada),
545	6.500%, 05/15/19	552
150	6.500%, 08/15/34	133
	Energy Transfer Partners LP,
448	3.600%, 02/01/23	408
964	4.750%, 01/15/26	920
364	5.150%, 03/15/45	309
925	Eni S.p.A., (Italy), Series EX2, 5.700%, 10/01/40 (e)	901
	EnLink Midstream Partners LP,
140	2.700%, 04/01/19	130
838	4.150%, 06/01/25	717
500	5.050%, 04/01/45	369

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Enterprise Products Operating LLC,
506	3.700%, 02/15/26	512
343	3.750%, 02/15/25	349
475	3.900%, 02/15/24	491
333	3.950%, 02/15/27	343
199	4.900%, 05/15/46	199
155	4.950%, 10/15/54	144
318	5.100%, 02/15/45	323
201	5.950%, 02/01/41	223
	EOG Resources, Inc.,
379	2.625%, 03/15/23	370
600	4.100%, 02/01/21	639
902	5.100%, 01/15/36	975
	Exxon Mobil Corp.,
1,000	2.397%, 03/06/22	1,011
1,063	3.043%, 03/01/26	1,093
393	4.114%, 03/01/46	418
950	Gulf South Pipeline Co. LP, 4.000%, 06/15/22	879
180	Hess Corp., 7.875%, 10/01/29	204
	Kerr-McGee Corp.,
200	6.950%, 07/01/24	222
1,700	7.875%, 09/15/31	1,913
	Magellan Midstream Partners LP,
353	3.200%, 03/15/25	341
1,127	5.150%, 10/15/43	1,144
250	6.550%, 07/15/19	281
	Marathon Oil Corp.,
833	2.800%, 11/01/22	720
902	5.900%, 03/15/18	932
1,620	6.000%, 10/01/17	1,668
578	Marathon Petroleum Corp., 3.625%, 09/15/24	545
	Noble Energy, Inc.,
314	5.050%, 11/15/44	298
294	5.625%, 05/01/21	306
	Occidental Petroleum Corp.,
281	3.400%, 04/15/26	286
1,022	3.500%, 06/15/25	1,048
	ONEOK Partners LP,
515	3.200%, 09/15/18	517
485	3.375%, 10/01/22	461
2,000	4.900%, 03/15/25	2,001
350	6.650%, 10/01/36	341
450	8.625%, 03/01/19	506
175	Petrobras Global Finance B.V., (Netherlands), 7.875%, 03/15/19	176
	Petro-Canada, (Canada),
324	6.050%, 05/15/18	347
1,045	6.800%, 05/15/38	1,247
	Petroleos Mexicanos, (Mexico),
370	4.250%, 01/15/25	346
974	4.500%, 01/23/26	914
393	4.875%, 01/18/24	385
492	5.500%, 06/27/44	411
617	5.625%, 01/23/46	521
647	6.375%, 02/04/21 (e)	691
846	6.375%, 01/23/45	784
250	6.625%, 06/15/35	244
538	6.875%, 08/04/26 (e)	581
	Phillips 66,
314	2.950%, 05/01/17	319
182	4.300%, 04/01/22	195
	Plains All American Pipeline LP/PAA Finance Corp.,
323	2.600%, 12/15/19	306
1,000	3.600%, 11/01/24	887
2,500	4.650%, 10/15/25	2,373
1,480	4.900%, 02/15/45	1,207
649	Schlumberger Holdings Corp., 3.625%, 12/21/22 (e)	672
831	Sinopec Group Overseas Development 2013 Ltd., (United Kingdom), 4.375%, 10/17/23 (e)	882
	Spectra Energy Capital LLC,
500	3.300%, 03/15/23	461
1,500	5.650%, 03/01/20	1,589
500	6.200%, 04/15/18	530
400	8.000%, 10/01/19	455
	Spectra Energy Partners LP,
524	2.950%, 09/25/18	531
452	5.950%, 09/25/43	504
	Statoil ASA, (Norway),
906	1.150%, 05/15/18	897
353	1.200%, 01/17/18	351
406	2.450%, 01/17/23	401
1,071	2.650%, 01/15/24	1,062
313	2.750%, 11/10/21	320
467	3.125%, 08/17/17	477
300	3.150%, 01/23/22	309
456	3.250%, 11/10/24	466
253	4.250%, 11/23/41	259
	Suncor Energy, Inc., (Canada),
180	5.950%, 12/01/34	199
250	6.850%, 06/01/39	309
	Sunoco Logistics Partners Operations LP,
259	4.250%, 04/01/24	251
531	4.400%, 04/01/21	545
170	5.300%, 04/01/44	151
1,133	5.350%, 05/15/45	1,019
554	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	523
	Tosco Corp.,
310	7.800%, 01/01/27	387

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
400	8.125%, 02/15/30	507
	Total Capital International S.A., (France),
262	1.500%, 02/17/17	263
508	1.550%, 06/28/17	510
233	2.700%, 01/25/23	233
500	2.750%, 06/19/21	512
370	3.750%, 04/10/24	393
	TransCanada PipeLines Ltd., (Canada),
394	4.875%, 01/15/26	432
550	6.200%, 10/15/37	628
340	6.500%, 08/15/18	371
1,100	7.250%, 08/15/38	1,385
74	Western Gas Partners LP, 5.375%, 06/01/21	74

		83,699

	Total Energy	89,755

	Financials — 9.3%
	Banks — 4.1%
	ABN AMRO Bank N.V., (Netherlands),
1,594	1.800%, 06/04/18 (e)	1,589
669	2.500%, 10/30/18 (e)	680
616	4.750%, 07/28/25 (e)	634
600	4.800%, 04/18/26 (e)	621
	ANZ New Zealand International Ltd., (New Zealand),
750	2.600%, 09/23/19 (e)	761
402	2.850%, 08/06/20 (e)	411
	Australia & New Zealand Banking Group Ltd., (Australia),
900	1.450%, 05/15/18	899
1,268	2.400%, 11/23/16 (e)	1,277
263	4.400%, 05/19/26 (e)	266
228	4.875%, 01/12/21 (e)	253
	Bank of America Corp.,
600	2.000%, 01/11/18	602
650	3.300%, 01/11/23	661
1,189	3.500%, 04/19/26	1,204
4,752	3.875%, 08/01/25	4,959
972	4.000%, 04/01/24	1,023
547	4.125%, 01/22/24	581
700	4.200%, 08/26/24	715
851	4.250%, 10/22/26	864
542	4.450%, 03/03/26	559
2,065	5.000%, 05/13/21	2,284
740	5.625%, 07/01/20	828
422	5.700%, 01/24/22	483
420	5.750%, 12/01/17	444
400	5.875%, 01/05/21	456
2,996	6.400%, 08/28/17	3,171
4,294	6.875%, 04/25/18	4,686
875	7.625%, 06/01/19	1,009
1,510	7.800%, 09/15/16	1,537
900	Series L, 2.250%, 04/21/20	896
1,500	Series L, 2.650%, 04/01/19	1,527
921	Series L, 3.950%, 04/21/25	920
645	Series L, 5.650%, 05/01/18	690
	Bank of Montreal, (Canada),
811	1.400%, 09/11/17	812
855	2.375%, 01/25/19	871
1,106	2.550%, 11/06/22	1,113
	Bank of Nova Scotia (The), (Canada),
2,000	1.450%, 04/25/18	2,000
1,100	1.700%, 06/11/18	1,104
1,275	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 2.350%, 02/23/17 (e)	1,285
	Banque Federative du Credit Mutuel S.A., (France),
1,600	1.700%, 01/20/17 (e)	1,603
245	2.000%, 04/12/19 (e)	246
	Barclays Bank plc, (United Kingdom),
276	2.250%, 05/10/17 (e)	279
1,000	6.050%, 12/04/17 (e)	1,057
310	Series 1, 5.000%, 09/22/16	314
	Barclays plc, (United Kingdom),
1,449	3.250%, 01/12/21	1,461
1,808	3.650%, 03/16/25	1,753
400	4.375%, 01/12/26	407
435	5.250%, 08/17/45	457
	BB&T Corp.,
900	2.625%, 06/29/20	919
740	5.250%, 11/01/19	813
380	6.850%, 04/30/19	433
600	BNP Paribas S.A., (France), 4.375%, 05/12/26 (e)	605
632	BNZ International Funding Ltd., (New Zealand), 2.350%, 03/04/19 (e)	639
695	Branch Banking & Trust Co., 5.625%, 09/15/16	704
1,952	Canadian Imperial Bank of Commerce, (Canada), 2.250%, 07/21/20 (e)	1,978
1,650	Capital One Bank USA N.A., 3.375%, 02/15/23	1,654
	Capital One N.A.,
978	2.350%, 08/17/18	987
850	2.400%, 09/05/19	856
	Citigroup, Inc.,
1,000	1.700%, 04/27/18	998
800	1.750%, 05/01/18	800
507	1.800%, 02/05/18	507
1,210	2.050%, 12/07/18	1,215
1,096	2.150%, 07/30/18	1,104
500	2.400%, 02/18/20	503
378	2.700%, 03/30/21	381
1,000	3.400%, 05/01/26	1,005

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
1,900	3.700%, 01/12/26	1,963
500	3.875%, 03/26/25	500
1,200	4.300%, 11/20/26	1,214
569	4.400%, 06/10/25	584
555	4.650%, 07/30/45	594
1,000	4.750%, 05/18/46	979
137	5.300%, 05/06/44	144
865	5.500%, 09/13/25	953
321	5.875%, 01/30/42	394
250	6.625%, 01/15/28	309
223	8.125%, 07/15/39	337
148	Comerica, Inc., 3.800%, 07/22/26	146
	Commonwealth Bank of Australia, (Australia),
1,080	2.250%, 03/16/17 (e)	1,090
832	4.500%, 12/09/25 (e)	856
	Cooperatieve Rabobank UA, (Netherlands),
1,000	2.500%, 01/19/21	1,011
455	3.375%, 01/19/17	462
789	3.875%, 02/08/22	850
1,488	4.375%, 08/04/25	1,548
500	5.800%, 09/30/10[1] (e)	581
1,400	Credit Agricole S.A., (France), 4.375%, 03/17/25 (e)	1,398
	Credit Suisse Group Funding Guernsey Ltd., (United Kingdom),
250	2.750%, 03/26/20	247
310	3.450%, 04/16/21 (e)	313
340	3.750%, 03/26/25	333
419	3.800%, 09/15/22	422
762	4.550%, 04/17/26 (e)	784
484	4.875%, 05/15/45	483
	Discover Bank,
343	2.600%, 11/13/18	345
1,000	3.200%, 08/09/21	1,009
1,101	4.200%, 08/08/23	1,154
	Fifth Third Bancorp,
1,028	2.875%, 07/27/20	1,045
760	5.450%, 01/15/17	779
	Fifth Third Bank,
600	2.375%, 04/25/19	608
340	2.875%, 10/01/21	348
	HSBC Bank plc, (United Kingdom),
1,438	1.500%, 05/15/18 (e)	1,435
666	4.125%, 08/12/20 (e)	712
575	4.750%, 01/19/21 (e)	632
	HSBC Holdings plc, (United Kingdom),
1,854	3.600%, 05/25/23	1,869
200	3.900%, 05/25/26	202
1,056	4.000%, 03/30/22	1,110
939	4.250%, 08/18/25	940
600	6.100%, 01/14/42	773
321	Huntington Bancshares, Inc., 3.150%, 03/14/21	329
	Huntington National Bank (The),
250	2.000%, 06/30/18	251
858	2.875%, 08/20/20	871
680	Industrial & Commercial Bank of China Ltd., (China), 2.351%, 11/13/17	684
729	KeyBank N.A., 3.180%, 05/22/22	741
	KeyCorp,
315	2.900%, 09/15/20	321
300	5.100%, 03/24/21	333
	Lloyds Bank plc, (United Kingdom),
651	1.750%, 03/16/18	651
666	2.050%, 01/22/19	668
2,100	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	2,245
422	Mitsubishi UFJ Financial Group, Inc., (Japan), 2.950%, 03/01/21	431
	Mizuho Bank Ltd., (Japan),
393	1.800%, 03/26/18 (e)	393
623	2.650%, 09/25/19 (e)	635
742	Mizuho Financial Group, Inc., (Japan), 2.632%, 04/12/21 (e)	745
270	MUFG Americas Holdings Corp., 2.250%, 02/10/20	270
	National Australia Bank Ltd., (Australia),
1,500	2.000%, 06/20/17 (e)	1,512
1,000	3.000%, 07/27/16 (e)	1,004
250	National City Bank, 5.800%, 06/07/17	260
	Nordea Bank AB, (Sweden),
1,000	1.625%, 05/15/18 (e)	1,001
1,800	3.125%, 03/20/17 (e)	1,825
945	4.250%, 09/21/22 (e)	988
	PNC Bank N.A.,
490	1.950%, 03/04/19	495
400	6.875%, 04/01/18	437
	PNC Financial Services Group, Inc. (The),
709	SUB, 2.854%, 11/09/22	719
182	3.900%, 04/29/24	192
	PNC Funding Corp.,
567	4.375%, 08/11/20	616
950	5.625%, 02/01/17	977
595	6.700%, 06/10/19	679
964	Regions Financial Corp., 3.200%, 02/08/21	974
	Royal Bank of Canada, (Canada),
985	1.200%, 09/19/17	983
1,450	1.875%, 02/05/20	1,455
1,789	2.000%, 10/01/18	1,805
1,000	2.200%, 07/27/18	1,014

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
800	Royal Bank of Scotland Group plc, (United Kingdom), 4.800%, 04/05/26	825
	Santander UK Group Holdings plc, (United Kingdom),
180	2.875%, 10/16/20	179
452	3.125%, 01/08/21	454
402	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	403
850	Societe Generale S.A., (France), 2.500%, 04/08/21 (e)	854
927	SpareBank 1 Boligkreditt A.S., (Norway), 1.750%, 11/15/19 (e)	916
1,148	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	1,151
	Standard Chartered plc, (United Kingdom),
769	4.050%, 04/12/26 (e)	769
1,300	5.200%, 01/26/24 (e)	1,371
872	Sumitomo Mitsui Financial Group, Inc., (Japan), 3.784%, 03/09/26	919
	SunTrust Banks, Inc.,
253	2.900%, 03/03/21	257
880	6.000%, 09/11/17	927
1,411	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	1,415
	Toronto-Dominion Bank (The), (Canada),
2,350	1.500%, 03/13/17 (e)	2,359
229	2.125%, 04/07/21	229
521	2.250%, 11/05/19	530
	U.S. Bancorp,
550	1.650%, 05/15/17	553
540	3.000%, 03/15/22	564
566	4.125%, 05/24/21	622
1,277	7.500%, 06/01/26	1,718
896	U.S. Bank N.A., 2.800%, 01/27/25	914
6,606	Wachovia Corp., 5.750%, 02/01/18	7,067
	Wells Fargo & Co.,
2,174	2.600%, 07/22/20	2,217
453	3.000%, 02/19/25	456
540	3.000%, 04/22/26	540
1,000	3.300%, 09/09/24	1,031
850	3.500%, 03/08/22	900
484	4.100%, 06/03/26	510
694	4.300%, 07/22/27	735
702	4.480%, 01/16/24	759
500	4.600%, 04/01/21	552
920	4.650%, 11/04/44	951
1,280	5.606%, 01/15/44	1,496
2,350	5.625%, 12/11/17	2,498
1,045	SUB, 3.676%, 06/15/16	1,046
1,200	Series N, 2.150%, 01/30/20	1,207
250	Wells Fargo Bank N.A., 6.000%, 11/15/17	266
	Westpac Banking Corp., (Australia),
338	2.000%, 03/03/20 (e)	339
2,141	4.875%, 11/19/19	2,351

		169,163

	Capital Markets — 1.9%
1,500	Ameriprise Financial, Inc., 4.000%, 10/15/23	1,604
	Bank of New York Mellon Corp. (The),
909	2.100%, 01/15/19	926
880	2.200%, 03/04/19	893
254	2.800%, 05/04/26	255
700	3.250%, 09/11/24	730
413	3.550%, 09/23/21	441
950	3.650%, 02/04/24	1,020
760	4.600%, 01/15/20	832
	BlackRock, Inc.,
660	3.375%, 06/01/22	702
540	3.500%, 03/18/24	578
430	4.250%, 05/24/21	474
385	6.250%, 09/15/17	410
437	Series 2, 5.000%, 12/10/19	487
	Blackstone Holdings Finance Co. LLC,
429	4.450%, 07/15/45 (e)	411
1,940	5.875%, 03/15/21 (e)	2,246
340	Charles Schwab Corp. (The), 3.225%, 09/01/22	355
	Credit Suisse AG, (Switzerland),
417	1.750%, 01/29/18	418
728	2.300%, 05/28/19	736
271	3.000%, 10/29/21	275
402	3.625%, 09/09/24	418
	Deutsche Bank AG, (Germany),
591	1.875%, 02/13/18	588
1,600	2.950%, 08/20/20	1,595
805	6.000%, 09/01/17	843
500	FMR LLC, 6.450%, 11/15/39 (e)	622
	Goldman Sachs Group, Inc. (The),
952	2.600%, 04/23/20	961
1,309	2.625%, 01/31/19	1,331
300	2.625%, 04/25/21	301
453	2.750%, 09/15/20	459
557	3.500%, 01/23/25	562
525	3.750%, 05/22/25	540
469	3.750%, 02/25/26	482
1,100	4.000%, 03/03/24	1,160
1,415	4.250%, 10/21/25	1,441
848	5.250%, 07/27/21	949
1,366	5.375%, 03/15/20	1,510
1,200	5.750%, 01/24/22	1,375
4,310	5.950%, 01/18/18	4,597
949	6.000%, 06/15/20	1,077
420	6.150%, 04/01/18	453

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
685	6.750%, 10/01/37	833
2,678	7.500%, 02/15/19	3,053
1,445	ING Bank N.V., (Netherlands), 3.750%, 03/07/17 (e)	1,472
	Invesco Finance plc, (United Kingdom),
390	3.750%, 01/15/26	409
657	4.000%, 01/30/24	708
	Jefferies Group LLC,
1,015	5.125%, 04/13/18	1,056
1,010	6.450%, 06/08/27	1,100
880	6.875%, 04/15/21	988
	Macquarie Bank Ltd., (Australia),
2,615	1.600%, 10/27/17 (e)	2,610
896	2.600%, 06/24/19 (e)	907
1,000	2.850%, 07/29/20 (e)	1,018
1,000	4.000%, 07/29/25 (e)	1,039
	Macquarie Group Ltd., (Australia),
1,200	6.000%, 01/14/20 (e)	1,331
1,650	6.250%, 01/14/21 (e)	1,869
	Morgan Stanley,
1,064	2.500%, 04/21/21	1,061
500	2.650%, 01/27/20	507
2,365	2.800%, 06/16/20	2,403
1,250	3.700%, 10/23/24	1,291
946	3.875%, 01/27/26	989
703	3.950%, 04/23/27	701
2,873	4.000%, 07/23/25	3,017
1,100	4.100%, 05/22/23	1,135
480	4.350%, 09/08/26	495
871	5.000%, 11/24/25	945
1,021	5.500%, 07/24/20	1,140
559	5.500%, 07/28/21	629
1,265	5.625%, 09/23/19	1,401
360	5.750%, 01/25/21	408
1,400	6.625%, 04/01/18	1,521
970	7.300%, 05/13/19	1,110
547	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	627
	State Street Corp.,
369	3.100%, 05/15/23	378
2,792	3.550%, 08/18/25	2,987
1,164	3.700%, 11/20/23	1,263
379	TD Ameritrade Holding Corp., 2.950%, 04/01/22	388

		77,846

	Consumer Finance — 1.0%
506	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, (Ireland), 3.950%, 02/01/22	505
700	American Express Co., 7.000%, 03/19/18	765
	American Express Credit Corp.,
1,140	1.800%, 07/31/18	1,145
1,028	1.875%, 11/05/18	1,033
647	2.250%, 05/05/21	647
480	2.375%, 03/24/17	486
1,455	2.375%, 05/26/20	1,473
714	Series F, 2.600%, 09/14/20	729
	American Honda Finance Corp.,
533	1.600%, 02/16/18 (e)	536
565	2.125%, 02/28/17 (e)	570
363	2.125%, 10/10/18	369
417	2.250%, 08/15/19	427
1,599	2.600%, 09/20/16 (e)	1,608
150	7.625%, 10/01/18 (e)	170
	Capital One Financial Corp.,
750	3.200%, 02/05/25	742
1,281	3.500%, 06/15/23	1,310
1,462	4.200%, 10/29/25	1,494
	Caterpillar Financial Services Corp.,
882	2.250%, 12/01/19	900
402	2.850%, 06/01/22	415
340	7.050%, 10/01/18	383
585	7.150%, 02/15/19	669
	Ford Motor Credit Co. LLC,
472	1.684%, 09/08/17	472
340	2.145%, 01/09/18	342
991	2.240%, 06/15/18	996
513	2.375%, 03/12/19	517
1,653	3.000%, 06/12/17	1,676
507	3.096%, 05/04/23	504
1,917	3.984%, 06/15/16	1,919
1,162	4.134%, 08/04/25	1,218
200	4.250%, 09/20/22	212
	General Motors Financial Co., Inc.,
489	3.100%, 01/15/19	498
1,091	3.200%, 07/13/20	1,101
1,230	3.700%, 05/09/23	1,217
207	HSBC Finance Corp., 7.350%, 11/27/32	254
	HSBC USA, Inc.,
800	1.625%, 01/16/18	800
1,077	2.350%, 03/05/20	1,074
2,469	2.750%, 08/07/20	2,488
	John Deere Capital Corp.,
759	1.200%, 10/10/17	760
335	1.700%, 01/15/20	334
400	2.450%, 09/11/20	408
893	2.800%, 03/06/23	917
233	3.150%, 10/15/21	245
874	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	877

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
	PACCAR Financial Corp.,
626	1.400%, 05/18/18	627
663	1.600%, 03/15/17	667
	Toyota Motor Credit Corp.,
412	1.450%, 01/12/18	413
1,350	2.000%, 09/15/16	1,356
558	2.100%, 01/17/19	568
1,130	2.125%, 07/18/19	1,150

		39,986

	Diversified Financial Services — 0.9%
1,455	Bank of America N.A., 5.300%, 03/15/17	1,500
	Berkshire Hathaway, Inc.,
2,498	3.400%, 01/31/22	2,665
840	3.750%, 08/15/21	918
	CME Group, Inc.,
1,230	3.000%, 09/15/22	1,281
777	3.000%, 03/15/25	791
285	5.300%, 09/15/43	348
	GE Capital International Funding Co. Unlimited Co., (Ireland),
3,710	2.342%, 11/15/20 (e)	3,781
2,986	3.373%, 11/15/25 (e)	3,169
3,040	4.418%, 11/15/35 (e)	3,306
	Intercontinental Exchange, Inc.,
447	2.500%, 10/15/18	458
884	4.000%, 10/15/23	947
300	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	308
290	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	351
	Private Export Funding Corp.,
5,000	Series EE, 2.800%, 05/15/22	5,277
681	Series KK, 3.550%, 01/15/24	747
	Shell International Finance B.V., (Netherlands),
212	1.125%, 08/21/17	212
804	2.125%, 05/11/20	807
2,953	2.875%, 05/10/26	2,918
2,854	4.000%, 05/10/46	2,773
789	4.125%, 05/11/35	806
1,020	4.300%, 09/22/19	1,101
1,005	4.375%, 03/25/20	1,095
1,280	6.375%, 12/15/38	1,635
	Siemens Financieringsmaatschappij N.V., (Netherlands),
634	2.900%, 05/27/22 (e)	658
513	4.400%, 05/27/45 (e)	565
300	5.750%, 10/17/16 (e)	305
963	UBS Group Funding Jersey Ltd., (Jersey), 4.125%, 04/15/26 (e)	989

		39,711

	Insurance — 0.9%
520	AIG SunAmerica Global Financing X, 6.900%, 03/15/32 (e)	657
651	Allstate Corp. (The), 3.150%, 06/15/23	677
	American International Group, Inc.,
674	3.750%, 07/10/25	677
296	3.875%, 01/15/35	271
471	4.125%, 02/15/24	490
1,685	4.700%, 07/10/35	1,717
170	4.875%, 06/01/22	186
306	Aon Corp., 6.250%, 09/30/40	375
452	Aon plc, (United Kingdom), 3.875%, 12/15/25	465
	Berkshire Hathaway Finance Corp.,
404	1.300%, 05/15/18	405
233	3.000%, 05/15/22	245
748	4.300%, 05/15/43	804
1,574	4.400%, 05/15/42	1,714
1,810	5.400%, 05/15/18	1,955
120	Chubb Corp. (The), 5.750%, 05/15/18	130
	Chubb INA Holdings, Inc.,
380	2.300%, 11/03/20	386
533	2.875%, 11/03/22	548
798	CNA Financial Corp., 3.950%, 05/15/24	814
	Jackson National Life Global Funding,
563	1.875%, 10/15/18 (e)	567
675	3.050%, 04/29/26 (e)	669
	Liberty Mutual Group, Inc.,
408	5.000%, 06/01/21 (e)	445
900	6.500%, 03/15/35 (e)	1,066
100	Liberty Mutual Insurance Co., 8.500%, 05/15/25 (e)	124
	Lincoln National Corp.,
345	4.200%, 03/15/22	366
253	4.850%, 06/24/21	278
	Marsh & McLennan Cos., Inc.,
676	2.350%, 03/06/20	681
288	3.300%, 03/14/23	294
	Massachusetts Mutual Life Insurance Co.,
280	5.375%, 12/01/41 (e)	316
300	8.875%, 06/01/39 (e)	439
626	MassMutual Global Funding II, 2.500%, 10/17/22 (e)	620
	MetLife, Inc.,
600	4.875%, 11/13/43	650
555	Series A, 6.817%, 08/15/18	618
	Metropolitan Life Global Funding I,
604	1.500%, 01/10/18 (e)	606
938	2.300%, 04/10/19 (e)	953
1,900	3.650%, 06/14/18 (e)	1,979
1,277	3.875%, 04/11/22 (e)	1,364

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — continued
1,750	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	2,601
	New York Life Global Funding,
129	1.950%, 02/11/20 (e)	129
3,951	2.150%, 06/18/19 (e)	4,020
650	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	668
570	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	814
384	Pricoa Global Funding I, 1.600%, 05/29/18 (e)	386
166	Principal Financial Group, Inc., 1.850%, 11/15/17	166
953	Principal Life Global Funding II, 2.250%, 10/15/18 (e)	969
1,750	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	2,313
388	Reliance Standard Life Global Funding II, 3.050%, 01/20/21 (e)	394
285	Travelers Cos., Inc. (The), 5.800%, 05/15/18	309

		37,320

	Real Estate Investment Trusts (REITs) — 0.4%
	American Tower Corp.,
312	3.375%, 10/15/26	307
450	3.500%, 01/31/23	459
1,000	4.700%, 03/15/22	1,085
567	5.000%, 02/15/24	626
100	5.900%, 11/01/21	114
	American Tower Trust I,
471	1.551%, 03/15/18 (e)	470
750	3.070%, 03/15/23 (e)	749
483	Boston Properties LP, 3.650%, 02/01/26	503
	Crown Castle International Corp.,
980	4.875%, 04/15/22	1,066
450	5.250%, 01/15/23	499
	Equity Commonwealth,
600	5.875%, 09/15/20	653
1,345	6.650%, 01/15/18	1,407
364	ERP Operating LP, 4.625%, 12/15/21	407
	HCP, Inc.,
492	2.625%, 02/01/20	490
265	3.400%, 02/01/25	252
1,204	3.875%, 08/15/24	1,191
230	4.200%, 03/01/24	231
598	4.250%, 11/15/23	612
783	National Retail Properties, Inc., 4.000%, 11/15/25	811
	Prologis LP,
133	3.750%, 11/01/25	140
534	4.250%, 08/15/23	581
	Simon Property Group LP,
917	2.150%, 09/15/17	926
868	3.375%, 10/01/24	907
532	3.750%, 02/01/24	570
579	4.125%, 12/01/21	633
200	4.375%, 03/01/21	220
	Ventas Realty LP,
240	3.125%, 06/15/23	239
242	3.500%, 02/01/25	242
353	3.750%, 05/01/24	361
406	4.125%, 01/15/26	425
	Welltower, Inc.,
223	4.000%, 06/01/25	228
732	4.500%, 01/15/24	775

		18,179

	Thrifts & Mortgage Finance — 0.1%
909	Abbey National Treasury Services plc, (United Kingdom), 2.500%, 03/14/19	924
	BPCE S.A., (France),
850	1.625%, 01/26/18	850
800	4.875%, 04/01/26 (e)	813

		2,587

	Total Financials	384,792

	Health Care — 1.2%
	Biotechnology — 0.4%
	Amgen, Inc.,
237	2.125%, 05/01/20	238
491	3.625%, 05/22/24	515
1,000	3.875%, 11/15/21	1,074
500	4.950%, 10/01/41	530
2,000	5.150%, 11/15/41	2,190
265	5.650%, 06/15/42	311
680	5.700%, 02/01/19	751
720	5.750%, 03/15/40	851
	Baxalta, Inc.,
500	3.600%, 06/23/22 (e)	504
167	5.250%, 06/23/45 (e)	171
	Biogen, Inc.,
918	3.625%, 09/15/22	956
250	5.200%, 09/15/45	275
	Celgene Corp.,
873	2.875%, 08/15/20	893
1,336	3.250%, 08/15/22	1,365
929	3.625%, 05/15/24	955
633	5.000%, 08/15/45	672
	Gilead Sciences, Inc.,
539	3.250%, 09/01/22	563
632	3.650%, 03/01/26	665
816	4.600%, 09/01/35	871

		14,350

	Health Care Equipment & Supplies — 0.1%
	Becton, Dickinson & Co.,
162	2.675%, 12/15/19	165

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Equipment & Supplies — continued
243	3.734%, 12/15/24	258
100	5.000%, 05/15/19	108
	Medtronic, Inc.,
821	3.150%, 03/15/22	864
960	4.375%, 03/15/35	1,043
128	Stryker Corp., 3.500%, 03/15/26	133

		2,571

	Health Care Providers & Services — 0.3%
	Aetna, Inc.,
265	4.500%, 05/15/42	276
440	6.750%, 12/15/37	577
	Anthem, Inc.,
467	2.300%, 07/15/18	472
615	3.125%, 05/15/22	621
280	3.300%, 01/15/23	284
500	4.625%, 05/15/42	510
535	4.650%, 01/15/43	547
648	4.650%, 08/15/44	665
	Cardinal Health, Inc.,
540	2.400%, 11/15/19	548
690	3.750%, 09/15/25	739
	Express Scripts Holding Co.,
900	3.500%, 06/15/24	911
305	3.900%, 02/15/22	319
639	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	646
425	Mayo Clinic, Series 2016, 4.128%, 11/15/52	454
588	Memorial Sloan-Kettering Cancer Center, 4.200%, 07/01/55	627
251	Quest Diagnostics, Inc., 3.450%, 06/01/26	251
640	Texas Health Resources, 4.330%, 11/15/55	704
	UnitedHealth Group, Inc.,
472	1.900%, 07/16/18	478
173	2.750%, 02/15/23	176
400	2.875%, 03/15/23	409
697	3.100%, 03/15/26	713
697	3.350%, 07/15/22	736
1,050	3.375%, 11/15/21	1,111
560	4.625%, 07/15/35	627
620	6.625%, 11/15/37	851

		14,252

	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
369	3.000%, 04/15/23	370
344	3.150%, 01/15/23	346
176	3.600%, 08/15/21	185
343	4.150%, 02/01/24	368

		1,269

	Pharmaceuticals — 0.4%
	AbbVie, Inc.,
992	1.750%, 11/06/17	994
1,164	2.500%, 05/14/20	1,175
491	2.850%, 05/14/23	486
1,109	2.900%, 11/06/22	1,114
872	3.200%, 11/06/22	887
322	3.200%, 05/14/26	319
315	4.300%, 05/14/36	312
1,083	4.500%, 05/14/35	1,100
	Actavis Funding SCS, (Luxembourg),
443	3.450%, 03/15/22	450
706	4.550%, 03/15/35	696
275	Actavis, Inc., 3.250%, 10/01/22	276
	Allergan, Inc.,
250	2.800%, 03/15/23	243
453	3.375%, 09/15/20	468
395	Bayer U.S. Finance LLC, 2.375%, 10/08/19 (e)	399
937	Forest Laboratories LLC, 5.000%, 12/15/21 (e)	1,028
750	GlaxoSmithKline Capital plc, (United Kingdom), 2.850%, 05/08/22	777
530	GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	727
546	Johnson & Johnson, 3.550%, 03/01/36	569
	Merck & Co., Inc.,
650	1.300%, 05/18/18	654
644	2.350%, 02/10/22	653
474	2.400%, 09/15/22	480
562	2.800%, 05/18/23	578
210	3.700%, 02/10/45	209
	Mylan N.V., (Netherlands),
460	3.950%, 06/15/26 (e)	456
318	5.250%, 06/15/46 (e)	318
560	Novartis Capital Corp., 3.400%, 05/06/24	597
650	Pfizer, Inc., 3.000%, 06/15/23	679
	Zoetis, Inc.,
193	1.875%, 02/01/18	193
123	4.700%, 02/01/43	120

		16,957

	Total Health Care	49,399

	Industrials — 1.7%
	Aerospace & Defense — 0.3%
557	Airbus Group Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	570
	BAE Systems Holdings, Inc.,
900	3.800%, 10/07/24 (e)	926
400	6.375%, 06/01/19 (e)	448
676	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	791
200	Boeing Co. (The), 7.950%, 08/15/24	278

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Aerospace & Defense — continued
415	Honeywell International, Inc., 5.300%, 03/01/18	444
	Lockheed Martin Corp.,
387	2.125%, 09/15/16	388
131	3.100%, 01/15/23	136
1,281	4.070%, 12/15/42	1,296
292	4.850%, 09/15/41	329
277	Series B, 6.150%, 09/01/36	358
300	Northrop Grumman Systems Corp., 7.750%, 02/15/31	431
1,350	Precision Castparts Corp., 3.250%, 06/15/25	1,421
340	Raytheon Co., 3.150%, 12/15/24	358
	United Technologies Corp.,
214	1.800%, 06/01/17	216
681	3.100%, 06/01/22	713
543	4.150%, 05/15/45	564
914	4.500%, 06/01/42	998

		10,665

	Air Freight & Logistics — 0.0% (g)
	FedEx Corp.,
181	3.250%, 04/01/26	185
318	3.900%, 02/01/35	312
	United Parcel Service of America, Inc.,
355	8.375%, 04/01/20	443
160	SUB, 8.375%, 04/01/30	231
214	United Parcel Service, Inc., 2.450%, 10/01/22	218

		1,389

	Airlines — 0.1%
388	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	398
195	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	208
578	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	621
283	American Airlines 2016-2 Class A Pass Through Trust, 3.650%, 06/15/28	287
147	Continental Airlines 1999-2 Class A-1 Pass-Through Trust, Series 992A, 7.256%, 03/15/20	158
386	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	430
185	Continental Airlines 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24	193
352	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	372
137	Delta Air Lines 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	146
353	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	377

		3,190

	Commercial Services & Supplies — 0.1%
200	Pitney Bowes, Inc., 5.600%, 03/15/18	212
614	Republic Services, Inc., 3.550%, 06/01/22	648
	Waste Management, Inc.,
556	2.400%, 05/15/23	551
156	3.900%, 03/01/35	158
214	4.750%, 06/30/20	238

		1,807

	Construction & Engineering — 0.0% (g)
	ABB Finance USA, Inc.,
226	1.625%, 05/08/17	227
292	2.875%, 05/08/22	299
145	4.375%, 05/08/42	155
789	Fluor Corp., 3.375%, 09/15/21	825

		1,506

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
182	1.500%, 11/02/17	182
170	4.000%, 11/02/32	173
570	5.600%, 05/15/18	613
300	7.625%, 04/01/24	376

		1,344

	Industrial Conglomerates — 0.5%
	Danaher Corp.,
420	2.400%, 09/15/20	433
667	3.900%, 06/23/21	728
	General Electric Co.,
750	2.300%, 04/27/17	757
212	2.700%, 10/09/22	218
573	3.100%, 01/09/23	603
573	3.150%, 09/07/22	604
436	3.375%, 03/11/24	465
789	4.650%, 10/17/21	892
191	5.300%, 02/11/21	219
2,500	5.400%, 02/15/17	2,577
512	5.500%, 01/08/20	580
4,380	5.625%, 05/01/18	4,750
95	5.875%, 01/14/38	125
794	Series A, 6.750%, 03/15/32	1,095
539	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 3.250%, 11/08/22 (e)	559
412	Ingersoll-Rand Global Holding Co., Ltd., 4.250%, 06/15/23	446
	Koninklijke Philips N.V., (Netherlands),
970	3.750%, 03/15/22	1,027
409	5.750%, 03/11/18	437
130	7.200%, 06/01/26	161

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Industrial Conglomerates — continued
	Pentair Finance S.A., (Luxembourg),
981	2.900%, 09/15/18	983
450	4.650%, 09/15/25	460
192	Roper Technologies, Inc., 3.000%, 12/15/20	197
223	Tyco International Finance S.A., (Luxembourg), 5.125%, 09/14/45	245

		18,561

	Machinery — 0.1%
164	Caterpillar, Inc., 2.600%, 06/26/22	166
	Deere & Co.,
819	2.600%, 06/08/22	830
346	3.900%, 06/09/42	355
	Illinois Tool Works, Inc.,
400	3.500%, 03/01/24	430
1,920	3.900%, 09/01/42	1,971
290	Ingersoll-Rand Co., 6.391%, 11/15/27	344
	Parker-Hannifin Corp.,
592	4.450%, 11/21/44	657
215	5.500%, 05/15/18	233

		4,986

	Professional Services — 0.0% (g)
380	Equifax, Inc., 2.300%, 06/01/21	379

	Road & Rail — 0.6%
	Burlington Northern Santa Fe LLC,
200	3.000%, 03/15/23	208
522	3.050%, 03/15/22	549
300	3.450%, 09/15/21	321
136	3.600%, 09/01/20	146
249	3.750%, 04/01/24	271
500	3.900%, 08/01/46	500
375	4.375%, 09/01/42	399
455	4.700%, 09/01/45	514
769	5.150%, 09/01/43	907
1,658	5.400%, 06/01/41	1,990
540	5.650%, 05/01/17	563
335	5.750%, 03/15/18	361
425	5.750%, 05/01/40	533
250	6.700%, 08/01/28	336
	Canadian Pacific Railway Co., (Canada),
600	4.500%, 01/15/22	653
1,130	6.125%, 09/15/15[2]	1,350
250	7.125%, 10/15/31	329
	CSX Corp.,
400	3.400%, 08/01/24	420
526	3.950%, 05/01/50	503
191	4.100%, 03/15/44	194
300	4.250%, 06/01/21	328
575	5.500%, 04/15/41	686
215	7.375%, 02/01/19	246
500	7.900%, 05/01/17	530
	ERAC USA Finance LLC,
559	4.500%, 08/16/21 (e)	611
355	5.250%, 10/01/20 (e)	395
436	5.625%, 03/15/42 (e)	505
350	6.375%, 10/15/17 (e)	372
746	6.700%, 06/01/34 (e)	954
	Norfolk Southern Corp.,
746	3.250%, 12/01/21	776
595	3.950%, 10/01/42	588
100	6.000%, 03/15/05[3]	115
1,510	6.000%, 05/23/11[4]	1,744
365	7.700%, 05/15/17	388
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
479	2.875%, 07/17/18 (e)	484
1,131	3.375%, 02/01/22 (e)	1,126
	Ryder System, Inc.,
244	2.500%, 03/01/17	246
240	2.500%, 03/01/18	243
723	2.500%, 05/11/20	717
517	2.875%, 09/01/20	520
	Union Pacific Corp.,
182	2.950%, 01/15/23	189
838	3.646%, 02/15/24	909
710	4.163%, 07/15/22	787
200	4.300%, 06/15/42	213

		24,719

	Trading Companies & Distributors — 0.0% (g)
	WW Grainger, Inc.,
436	3.750%, 05/15/46	433
655	4.600%, 06/15/45	739

		1,172

	Total Industrials	69,718

	Information Technology — 1.3%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
514	2.600%, 02/28/23	526
197	2.900%, 03/04/21	206
335	2.950%, 02/28/26	348
1,111	3.000%, 06/15/22	1,173
500	3.625%, 03/04/24	551
350	5.500%, 01/15/40	445
755	5.900%, 02/15/39	997

		4,246

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
219	3.000%, 03/01/18	220
190	4.500%, 03/01/23	198
165	6.000%, 04/01/20	182

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electronic Equipment, Instruments & Components — continued
500	6.875%, 06/01/18	538
1,563	7.500%, 01/15/27	1,869

		3,007

	Internet Software & Services — 0.0% (g)
	eBay, Inc.,
1,500	2.600%, 07/15/22	1,455
348	3.450%, 08/01/24	351
271	4.000%, 07/15/42	222

		2,028

	IT Services — 0.3%
	International Business Machines Corp.,
409	1.250%, 02/08/18	410
3,267	2.250%, 02/19/21	3,322
765	6.220%, 08/01/27	989
3,675	7.625%, 10/15/18	4,192
371	Total System Services, Inc., 4.800%, 04/01/26	391
	Xerox Corp.,
271	2.950%, 03/15/17	273
320	5.625%, 12/15/19	339
550	6.750%, 02/01/17	567

		10,483

	Semiconductors & Semiconductor Equipment — 0.1%
	Intel Corp.,
375	3.100%, 07/29/22	396
397	3.300%, 10/01/21	424
652	3.700%, 07/29/25	712
1,185	4.000%, 12/15/32	1,245
453	4.900%, 07/29/45	506
1,460	National Semiconductor Corp., 6.600%, 06/15/17	1,540
365	Texas Instruments, Inc., 1.650%, 08/03/19	366

		5,189

	Software — 0.3%
470	Intuit, Inc., 5.750%, 03/15/17	488
	Microsoft Corp.,
262	0.875%, 11/15/17	261
384	2.125%, 11/15/22	385
500	2.375%, 02/12/22	511
1,310	2.375%, 05/01/23	1,320
291	3.500%, 02/12/35	293
1,155	3.625%, 12/15/23	1,262
305	4.000%, 02/12/55	299
615	4.200%, 11/03/35	681
117	4.500%, 10/01/40	131
639	4.750%, 11/03/55	714
	Oracle Corp.,
586	2.800%, 07/08/21	609
1,750	2.950%, 05/15/25	1,790
1,000	3.625%, 07/15/23	1,081
457	4.300%, 07/08/34	487
1,740	4.375%, 05/15/55	1,743
500	5.000%, 07/08/19	553
813	5.750%, 04/15/18	880
475	6.500%, 04/15/38	644

		14,132

	Technology Hardware, Storage & Peripherals — 0.4%
	Apple, Inc.,
927	2.150%, 02/09/22	924
2,556	2.400%, 05/03/23	2,553
2,364	2.850%, 05/06/21	2,466
1,539	3.200%, 05/13/25	1,602
625	3.450%, 02/09/45	570
426	4.500%, 02/23/36	461
2,069	VAR, 0.887%, 05/03/18	2,072
300	Dell, Inc., 7.100%, 04/15/28	279
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
780	4.420%, 06/15/21 (e)	796
976	5.450%, 06/15/23 (e)	992
857	6.020%, 06/15/26 (e)	865
	HP, Inc.,
282	4.300%, 06/01/21	295
472	4.375%, 09/15/21	496
201	4.650%, 12/09/21	213
849	6.000%, 09/15/41	765

		15,349

	Total Information Technology	54,434

	Materials — 0.6%
	Chemicals — 0.4%
	Agrium, Inc., (Canada),
490	3.375%, 03/15/25	483
525	4.125%, 03/15/35	478
757	5.250%, 01/15/45	778
500	CF Industries, Inc., 7.125%, 05/01/20	569
	Dow Chemical Co. (The),
542	3.000%, 11/15/22	551
850	3.500%, 10/01/24	879
693	4.125%, 11/15/21	753
200	5.250%, 11/15/41	213
375	7.375%, 11/01/29	485
73	8.550%, 05/15/19	86
253	E.I. du Pont de Nemours & Co., 4.900%, 01/15/41	272
	Ecolab, Inc.,
447	1.450%, 12/08/17	447
595	3.250%, 01/14/23	610
150	5.500%, 12/08/41	178
208	Monsanto Co., 4.700%, 07/15/64	184

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Chemicals — continued
	Mosaic Co. (The),
280	3.750%, 11/15/21	291
1,456	4.250%, 11/15/23	1,549
79	4.875%, 11/15/41	75
861	5.450%, 11/15/33	919
347	5.625%, 11/15/43	366
	Potash Corp. of Saskatchewan, Inc., (Canada),
660	3.000%, 04/01/25	650
85	3.250%, 12/01/17	87
	PPG Industries, Inc.,
114	5.500%, 11/15/40	129
122	6.650%, 03/15/18	132
355	9.000%, 05/01/21	449
473	Praxair, Inc., 2.650%, 02/05/25	478
	Union Carbide Corp.,
1,000	7.500%, 06/01/25	1,210
850	7.750%, 10/01/96	996

		14,297

	Construction Materials — 0.0% (g)
	CRH America, Inc.,
417	3.875%, 05/18/25 (e)	433
893	5.125%, 05/18/45 (e)	939

		1,372

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
815	3.850%, 09/30/23	852
150	5.000%, 09/30/43	159
410	5.400%, 03/29/17	424
560	6.500%, 04/01/19	631
	Freeport-McMoRan, Inc.,
1,329	2.150%, 03/01/17	1,316
1,138	3.875%, 03/15/23	936
1,020	5.400%, 11/14/34	772
262	5.450%, 03/15/43	198
283	Nucor Corp., 4.000%, 08/01/23	298
295	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	297
	Rio Tinto Finance USA Ltd., (Australia),
550	3.750%, 09/20/21	575
650	9.000%, 05/01/19	771
	Teck Resources Ltd., (Canada),
514	3.750%, 02/01/23	374
676	4.750%, 01/15/22	547

		8,150

	Total Materials	23,819

	Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 1.2%
	AT&T, Inc.,
3,830	3.000%, 06/30/22	3,834
1,120	3.400%, 05/15/25	1,118
1,441	3.600%, 02/17/23	1,478
1,297	3.800%, 03/15/22	1,352
425	3.875%, 08/15/21	450
376	3.950%, 01/15/25	390
879	4.300%, 12/15/42	822
462	4.350%, 06/15/45	434
425	4.450%, 05/15/21	461
1,000	4.600%, 02/15/21	1,086
563	4.750%, 05/15/46	558
860	5.350%, 09/01/40	915
250	5.500%, 02/01/18	266
2,000	6.000%, 08/15/40	2,271
2,700	6.300%, 01/15/38	3,182
400	6.500%, 09/01/37	481
700	Bellsouth Capital Funding Corp., 7.875%, 02/15/30	875
2,250	BellSouth LLC, 6.550%, 06/15/34	2,574
	British Telecommunications plc, (United Kingdom),
531	2.350%, 02/14/19	540
150	9.625%, 12/15/30	236
600	Centel Capital Corp., 9.000%, 10/15/19	692
	Deutsche Telekom International Finance B.V., (Netherlands),
336	2.250%, 03/06/17 (e)	339
232	4.875%, 03/06/42 (e)	259
400	6.000%, 07/08/19	450
325	8.750%, 06/15/30	481
	GTP Acquisition Partners I LLC,
1,236	2.350%, 06/15/20 (e)	1,249
1,436	3.482%, 06/16/25 (e)	1,450
267	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	267
	Orange S.A., (France),
560	2.750%, 09/14/16	563
1,305	9.000%, 03/01/31	1,996
741	Qwest Corp., 6.750%, 12/01/21	795
	Telefonica Emisiones S.A.U., (Spain),
252	3.192%, 04/27/18	258
526	5.134%, 04/27/20	577
316	5.462%, 02/16/21	356
300	6.421%, 06/20/16	301
	Verizon Communications, Inc.,
432	2.625%, 02/21/20	443
400	3.500%, 11/01/21	423
2,804	3.500%, 11/01/24	2,912
938	4.150%, 03/15/24	1,014
2,085	4.400%, 11/01/34	2,112
1,762	4.500%, 09/15/20	1,933
730	4.522%, 09/15/48	733
1,085	4.672%, 03/15/55	1,060

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
4,200	4.862%, 08/21/46	4,474
566	5.012%, 08/21/54	585
1,514	5.150%, 09/15/23	1,738
100	5.850%, 09/15/35	118

		50,901

	Wireless Telecommunication Services — 0.1%
	America Movil S.A.B. de C.V., (Mexico),
640	2.375%, 09/08/16	641
592	3.125%, 07/16/22	597
	Rogers Communications, Inc., (Canada),
1,547	4.100%, 10/01/23	1,684
400	8.750%, 05/01/32	564
	Vodafone Group plc, (United Kingdom),
957	1.500%, 02/19/18	955
593	1.625%, 03/20/17	595

		5,036

	Total Telecommunication Services	55,937

	Utilities — 1.7%
	Electric Utilities — 1.2%
	Alabama Power Co.,
214	3.750%, 03/01/45	211
239	6.125%, 05/15/38	307
286	American Electric Power Co., Inc., 1.650%, 12/15/17	286
	Arizona Public Service Co.,
133	2.200%, 01/15/20	135
296	4.500%, 04/01/42	327
467	5.050%, 09/01/41	552
455	Baltimore Gas & Electric Co., 2.800%, 08/15/22	462
1,025	Cleveland Electric Illuminating Co. (The), Series D, 7.880%, 11/01/17	1,107
831	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	868
195	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	211
224	DTE Electric Co., 2.650%, 06/15/22	229
	Duke Energy Carolinas LLC,
129	4.250%, 12/15/41	139
660	5.100%, 04/15/18	707
100	6.000%, 01/15/38	131
	Duke Energy Florida LLC,
290	5.650%, 06/15/18	315
245	6.400%, 06/15/38	338
	Duke Energy Indiana LLC,
700	3.750%, 05/15/46	690
1,320	6.350%, 08/15/38	1,808
	Duke Energy Progress LLC,
540	2.800%, 05/15/22	558
792	3.250%, 08/15/25	833
273	4.100%, 05/15/42	286
125	4.100%, 03/15/43	131
387	4.150%, 12/01/44	412
325	5.300%, 01/15/19	357
	Electricite de France S.A., (France),
770	2.150%, 01/22/19 (e)	777
1,300	6.000%, 01/22/14[5] (e)	1,338
950	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	1,040
629	Entergy Louisiana LLC, 3.050%, 06/01/31	616
559	Entergy Mississippi, Inc., 2.850%, 06/01/28	552
316	Exelon Corp., 3.400%, 04/15/26	319
350	Florida Power & Light Co., 5.950%, 02/01/38	459
210	Georgia Power Co., 5.950%, 02/01/39	265
679	Great Plains Energy, Inc., 4.850%, 06/01/21	737
	Hydro-Quebec, (Canada),
1,000	Series HY, 8.400%, 01/15/22	1,304
350	Series IO, 8.050%, 07/07/24	481
100	Indiana Michigan Power Co., 7.000%, 03/15/19	113
100	Jersey Central Power & Light Co., 7.350%, 02/01/19	112
790	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	861
	Kansas City Power & Light Co.,
403	3.150%, 03/15/23	408
1,400	5.300%, 10/01/41	1,615
424	Louisville Gas & Electric Co., Series 25, 3.300%, 10/01/25	450
125	MidAmerican Energy Co., 5.300%, 03/15/18	134
	Nevada Power Co.,
55	5.375%, 09/15/40	67
305	5.450%, 05/15/41	382
720	6.500%, 08/01/18	796
100	Series N, 6.650%, 04/01/36	134
	NextEra Energy Capital Holdings, Inc.,
371	2.400%, 09/15/19	376
725	6.000%, 03/01/19	795
	Niagara Mohawk Power Corp.,
493	3.508%, 10/01/24 (e)	520
300	4.881%, 08/15/19 (e)	326
510	Northern States Power Co., 6.250%, 06/01/36	691
320	Ohio Power Co., 6.050%, 05/01/18	344
	Oncor Electric Delivery Co. LLC,
840	6.800%, 09/01/18	933
110	7.000%, 09/01/22	138
	Pacific Gas & Electric Co.,
544	2.450%, 08/15/22	547

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
492	2.950%, 03/01/26	500
71	3.250%, 09/15/21	74
250	3.250%, 06/15/23	262
781	3.500%, 06/15/25	831
217	4.450%, 04/15/42	236
390	4.500%, 12/15/41	435
810	5.625%, 11/30/17	860
100	6.050%, 03/01/34	131
160	8.250%, 10/15/18	184
	PacifiCorp,
180	5.500%, 01/15/19	198
150	5.650%, 07/15/18	163
	PECO Energy Co.,
350	2.375%, 09/15/22	351
175	5.350%, 03/01/18	187
1,085	Potomac Electric Power Co., 6.500%, 11/15/37	1,475
673	Progress Energy, Inc., 3.150%, 04/01/22	689
	Public Service Co. of Colorado,
250	2.250%, 09/15/22	251
90	3.200%, 11/15/20	95
125	5.800%, 08/01/18	137
2,490	Public Service Co. of Oklahoma, Series G, 6.625%, 11/15/37	3,096
	Public Service Electric & Gas Co.,
833	3.000%, 05/15/25	870
317	5.375%, 11/01/39	393
210	Series I, 1.800%, 06/01/19	212
65	South Carolina Electric & Gas Co., 4.500%, 06/01/64	66
	Southern California Edison Co.,
133	1.845%, 02/01/22	131
785	5.500%, 08/15/18	857
1,185	6.050%, 03/15/39	1,571
200	Series 08-A, 5.950%, 02/01/38	262
318	Series C, 3.500%, 10/01/23	341
363	Southern Co. (The), 1.950%, 09/01/16	364
570	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	664
312	State Grid Overseas Investment 2013 Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	311
	Virginia Electric & Power Co.,
64	3.450%, 02/15/24	68
2,045	5.400%, 04/30/18	2,196
21	Wisconsin Electric Power Co., 2.950%, 09/15/21	22
	Xcel Energy, Inc.,
440	3.300%, 06/01/25	453
92	4.800%, 09/15/41	102
200	6.500%, 07/01/36	259

		48,327

	Gas Utilities — 0.0% (g)
	Atmos Energy Corp.,
125	4.125%, 10/15/44	128
828	4.150%, 01/15/43	851
375	8.500%, 03/15/19	441
308	Boston Gas Co., 4.487%, 02/15/42 (e)	323
335	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	353
382	Dominion Gas Holdings LLC, 2.800%, 11/15/20	390

		2,486

	Independent Power & Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
300	2.950%, 01/15/20	305
1,020	4.000%, 10/01/20	1,075
235	5.750%, 10/01/41	240
	PSEG Power LLC,
772	4.150%, 09/15/21	809
442	4.300%, 11/15/23	454
	Southern Power Co.,
357	4.150%, 12/01/25	372
600	5.150%, 09/15/41	626

417	Tri-State Generation & Transmission Association, Inc., 4.250%, 06/01/46 (e)	415

		4,296

	Multi-Utilities — 0.4%
	AGL Capital Corp.,
254	3.250%, 06/15/26	254
563	3.500%, 09/15/21	585
208	4.400%, 06/01/43	207
1,445	5.875%, 03/15/41	1,692
1,243	6.375%, 07/15/16	1,250
	CMS Energy Corp.,
475	3.000%, 05/15/26	471
400	3.875%, 03/01/24	429
596	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	748
	Consumers Energy Co.,
216	2.850%, 05/15/22	221
130	5.650%, 04/15/20	148
235	Delmarva Power & Light Co., 4.000%, 06/01/42	241
	Dominion Resources, Inc.,
300	7.000%, 06/15/38	386
920	Series F, 5.250%, 08/01/33	995
	DTE Energy Co.,
992	3.300%, 06/15/22 (e)	1,020
200	6.375%, 04/15/33	250
289	Series F, 3.850%, 12/01/23	306

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Multi-Utilities — continued
	NiSource Finance Corp.,
370	3.850%, 02/15/23	392
1,256	5.800%, 02/01/42	1,520
	San Diego Gas & Electric Co.,
379	3.950%, 11/15/41	393
275	6.000%, 06/01/26	352
	Sempra Energy,
350	2.875%, 10/01/22	352
236	3.550%, 06/15/24	244
1,013	4.050%, 12/01/23	1,080
1,150	6.150%, 06/15/18	1,249
180	6.500%, 06/01/16	180
460	9.800%, 02/15/19	553
1,009	WEC Energy Group, Inc., 3.550%, 06/15/25	1,055

		16,573

	Water Utilities — 0.0% (g)
793	American Water Capital Corp., 3.400%, 03/01/25	838

	Total Utilities	72,520

	Total Corporate Bonds (Cost $876,105)	913,336

Foreign Government Securities — 1.2%
	Israel Government AID Bond, (Israel),
1,160	Zero Coupon, 08/15/23	984
2,121	Zero Coupon, 02/15/24	1,771
5,535	Zero Coupon, 05/01/24	4,591
6,165	Zero Coupon, 11/01/23	5,196
1,000	5.500%, 09/18/33	1,360
1,000	Series 1, Zero Coupon, 05/01/23	854
1,500	Series 2, Zero Coupon, 11/01/24	1,223
5,000	Series 7-Z, Zero Coupon, 08/15/25	3,966
3,424	Series 8-Z, Zero Coupon, 02/15/24	2,859
2,000	Series 8-Z, Zero Coupon, 08/15/24	1,643
7,805	Series 10-Z, Zero Coupon, 08/15/24	6,414
1,387	Province of Ontario, (Canada), 1.650%, 09/27/19	1,393
377	Province of Quebec, (Canada), Series A, SUB, 7.365%, 03/06/26	516
	Republic of Colombia, (Colombia),
422	4.000%, 02/26/24	418
581	4.500%, 01/28/26	587
515	5.000%, 06/15/45	478
200	5.625%, 02/26/44	198
	Republic of Panama, (Panama),
317	3.750%, 03/16/25	322
416	4.000%, 09/22/24	431
88	Republic of Peru, (Peru), 5.625%, 11/18/50	100
1,133	Republic of Poland, (Poland), 4.000%, 01/22/24	1,212
	Republic of South Africa, (South Africa),
1,436	5.375%, 07/24/44	1,373
640	5.875%, 09/16/25	681
	Republic of Turkey, (Turkey),
2,350	4.250%, 04/14/26	2,282
719	5.750%, 03/22/24	772
	United Mexican States, (Mexico),
2,030	3.500%, 01/21/21	2,111
788	3.600%, 01/30/25	796
1,732	4.000%, 10/02/23	1,805
200	4.600%, 01/23/46	194
120	4.750%, 03/08/44	119
4,913	5.550%, 01/21/45	5,466

	Total Foreign Government Securities (Cost $50,040)	52,115

Mortgage Pass-Through Securities — 17.5%
	Federal Home Loan Mortgage Corp.,
11	ARM, 2.341%, 07/01/19	11
76	ARM, 2.354%, 10/01/36	81
288	ARM, 2.468%, 12/01/36	304
320	ARM, 2.497%, 11/01/36	338
408	ARM, 2.518%, 11/01/36	432
29	ARM, 2.529%, 04/01/30	30
381	ARM, 2.558%, 02/01/36	403
174	ARM, 2.583%, 02/01/36	184
407	ARM, 2.605%, 12/01/33	431
323	ARM, 2.631%, 10/01/36	338
388	ARM, 2.636%, 01/01/35	409
806	ARM, 2.652%, 03/01/37	846
92	ARM, 2.749%, 05/01/36	97
165	ARM, 2.796%, 02/01/37	174
163	ARM, 2.818%, 12/01/34	172
685	ARM, 2.857%, 04/01/34	724
437	ARM, 2.958%, 10/01/36	464
206	ARM, 3.144%, 07/01/36	213
945	ARM, 3.953%, 07/01/40	989
5,769	Federal Home Loan Mortgage Corp. Gold Pools, 4.500%, 01/01/46	6,364
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
29	4.500%, 08/01/18	30
102	5.000%, 12/01/18	104
4	5.500%, 06/01/17	4
11	6.000%, 04/01/18	12
73	6.500%, 08/01/16 – 02/01/19	74
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
1,983	3.500%, 01/01/32 – 03/01/32	2,107
61	6.000%, 12/01/22	69
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
5,390	3.000%, 08/01/43	5,558

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
3,047	3.500%, 04/01/43	3,188
773	4.000%, 09/01/35	826
4,007	4.500%, 05/01/41	4,389
3,200	5.000%, 09/01/34 – 08/01/40	3,552
1,352	5.500%, 10/01/33 – 07/01/35	1,536
284	6.000%, 12/01/33 – 01/01/34	324
1,123	6.500%, 11/01/34 – 11/01/36	1,332
335	7.000%, 07/01/32 – 10/01/36	379
298	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA, 10.000%, 10/01/30	326
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
2,304	3.000%, 03/01/33	2,407
20,586	3.500%, 10/01/32 – 06/01/43	21,756
19,072	4.000%, 01/01/32 – 01/01/46	20,675
270	5.500%, 10/01/33 – 01/01/34	292
253	6.000%, 02/01/33	285
54	7.000%, 07/01/29	60
	Federal National Mortgage Association,
3	ARM, 1.875%, 01/01/19	3
457	ARM, 1.935%, 07/01/33	474
707	ARM, 1.946%, 01/01/33	733
408	ARM, 2.105%, 05/01/35	426
1,015	ARM, 2.138%, 01/01/35	1,058
356	ARM, 2.185%, 11/01/34	370
63	ARM, 2.187%, 09/01/34	66
482	ARM, 2.190%, 07/01/36	502
3	ARM, 2.192%, 03/01/19	3
415	ARM, 2.245%, 01/01/35	438
740	ARM, 2.338%, 11/01/34	773
128	ARM, 2.349%, 07/01/34	136
562	ARM, 2.350%, 06/01/35	589
205	ARM, 2.372%, 09/01/34	215
1,039	ARM, 2.383%, 10/01/34	1,088
18	ARM, 2.387%, 04/01/34	19
1,087	ARM, 2.391%, 09/01/35	1,130
198	ARM, 2.398%, 01/01/36	208
265	ARM, 2.399%, 08/01/34	280
45	ARM, 2.402%, 07/01/33	47
126	ARM, 2.403%, 09/01/35	133
470	ARM, 2.443%, 07/01/33	499
372	ARM, 2.460%, 05/01/34	392
94	ARM, 2.483%, 02/01/35	99
461	ARM, 2.521%, 08/01/34	484
146	ARM, 2.527%, 11/01/33	154
124	ARM, 2.537%, 05/01/35	129
177	ARM, 2.547%, 01/01/34	186
243	ARM, 2.556%, 04/01/35	255
237	ARM, 2.556%, 04/01/34	246
37	ARM, 2.562%, 09/01/27	40
171	ARM, 2.618%, 06/01/36	178
213	ARM, 2.635%, 10/01/34	225
339	ARM, 2.685%, 09/01/33	362
1,326	ARM, 2.721%, 04/01/35	1,399
116	ARM, 2.753%, 01/01/38	122
502	ARM, 2.836%, 10/01/36	534
99	ARM, 3.000%, 02/01/34	101
38	ARM, 3.250%, 01/01/36	38
24	ARM, 3.784%, 03/01/29	26
2,505	3.500%, 01/01/44	2,629
	Federal National Mortgage Association, 15 Year, Single Family,
147	4.000%, 08/01/18	153
826	4.500%, 06/01/18 – 12/01/19	850
370	5.000%, 06/01/18 – 08/01/24	391
227	5.500%, 03/01/20 – 07/01/20	234
2,222	6.000%, 06/01/16 – 01/01/24	2,421
43	6.500%, 03/01/17 – 08/01/20	45
28	7.000%, 03/01/17 – 09/01/17	29
1	7.500%, 03/01/17	– (h)
	Federal National Mortgage Association, 20 Year, Single Family,
1,184	3.500%, 08/01/32	1,250
71	4.500%, 04/01/24	77
565	6.500%, 05/01/22 – 04/01/25	646
	Federal National Mortgage Association, 30 Year, FHA/VA,
73	6.000%, 09/01/33	82
727	6.500%, 03/01/29 – 08/01/39	843
12	7.000%, 02/01/33	13
33	8.000%, 06/01/28	37
3	9.000%, 05/01/18	3
	Federal National Mortgage Association, 30 Year, Single Family,
4,831	3.000%, 06/01/43	4,975
4,301	3.500%, 06/01/43	4,508
3,390	4.500%, 11/01/33 – 09/01/43	3,695
983	5.000%, 07/01/33 – 09/01/35	1,103
1,387	5.500%, 09/01/31 – 03/01/34	1,588
1,724	6.000%, 12/01/28 – 09/01/37	1,995
754	6.500%, 11/01/29 – 08/01/31	873
607	7.000%, 01/01/24 – 01/01/39	684
249	7.500%, 08/01/36 – 11/01/37	303
424	8.000%, 03/01/27 – 11/01/28	505
9	9.500%, 07/01/28	10
	Federal National Mortgage Association, Other,
4,000	ARM, 0.807%, 12/01/24	4,010
2,794	ARM, 0.827%, 01/01/23	2,812
4,769	ARM, 0.897%, 11/01/23	4,767
2,847	ARM, 0.927%, 11/01/23	2,850
4,693	ARM, 0.987%, 02/01/19	4,683
917	ARM, 1.237%, 03/01/22	917
2,355	ARM, 6.070%, 11/01/18	2,441
2,000	1.690%, 12/01/19	2,011

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
3,450	1.735%, 05/01/20	3,473
3,786	1.750%, 06/01/20	3,813
1,934	1.940%, 07/01/19	1,958
1,500	2.000%, 12/01/20	1,517
12,000	2.010%, 06/01/20	12,186
222	2.030%, 08/01/19	228
2,500	2.120%, 09/01/21	2,503
1,916	2.140%, 04/01/19	1,948
1,424	2.150%, 04/01/19	1,450
3,589	2.340%, 12/01/22	3,661
1,883	2.350%, 05/01/23	1,920
5,226	2.390%, 12/01/22	5,345
3,500	2.400%, 12/01/22	3,575
2,843	2.420%, 06/01/23	2,907
4,000	2.450%, 11/01/22	4,097
2,785	2.460%, 02/01/23	2,843
5,384	2.490%, 10/01/17	5,447
1,418	2.510%, 06/01/23	1,458
6,856	2.520%, 10/01/22 – 05/01/23	7,057
5,000	2.590%, 11/01/21	5,169
2,500	2.660%, 12/01/22	2,637
3,000	2.670%, 07/01/22	3,117
6,547	2.690%, 10/01/17	6,636
3,260	2.704%, 04/01/23	3,386
3,106	2.750%, 03/01/22	3,238
3,000	2.760%, 05/01/21	3,118
1,565	2.770%, 05/01/22	1,635
5,145	2.780%, 06/01/27	5,286
10,969	2.790%, 05/01/27 – 06/01/27	11,269
4,618	2.800%, 07/01/23	4,809
4,975	2.840%, 01/01/25	5,170
6,500	2.900%, 12/01/24	6,774
12,000	2.920%, 12/01/24 – 05/01/30	12,199
1,396	2.940%, 05/01/22	1,469
6,296	2.950%, 08/01/23 – 12/01/24	6,600
3,019	2.960%, 06/01/27	3,142
7,465	2.970%, 12/01/24 – 06/01/30	7,705
6,445	2.980%, 03/01/22 – 07/01/22	6,798
1,000	2.990%, 01/01/25	1,049
2,548	3.000%, 01/01/43	2,614
2,393	3.020%, 07/01/23	2,520
3,208	3.030%, 06/01/35	3,292
13,000	3.040%, 12/01/24 – 04/01/30	13,451
5,769	3.050%, 04/01/22	6,087
6,742	3.070%, 01/01/22	7,129
14,150	3.080%, 04/01/30 – 06/01/30	14,582
8,850	3.100%, 05/01/30	9,144
6,236	3.110%, 12/01/24 – 12/01/26	6,600
11,769	3.120%, 01/01/22 – 06/01/35	12,033
2,991	3.140%, 12/01/26	3,169
1,391	3.150%, 12/01/21	1,473
2,645	3.160%, 02/01/22	2,807
3,000	3.170%, 02/01/30	3,106
3,831	3.200%, 02/01/22	4,078
9,406	3.230%, 11/01/20	9,971
4,235	3.240%, 12/01/26	4,513
13,836	3.250%, 07/01/25 – 09/01/26	14,785
6,131	3.260%, 01/01/22 – 12/01/26	6,552
13,915	3.290%, 10/01/20 – 11/01/26	14,860
8,022	3.300%, 12/01/26 – 07/01/30	8,457
3,000	3.340%, 02/01/27	3,223
3,885	3.350%, 11/01/20 – 09/01/30	4,112
871	3.378%, 11/01/20	927
2,000	3.380%, 12/01/23	2,146
2,000	3.390%, 08/01/17	2,039
1,393	3.430%, 09/01/20	1,487
41,692	3.500%, 12/01/32 – 08/01/43	43,819
1,868	3.520%, 01/01/18	1,917
3,000	3.540%, 10/01/20	3,218
2,000	3.550%, 02/01/30	2,149
2,500	3.590%, 08/01/23	2,707
2,749	3.600%, 09/01/20	2,954
950	3.640%, 01/01/25	1,036
5,000	3.670%, 07/01/23	5,452
1,500	3.690%, 11/01/23	1,639
4,437	3.730%, 07/01/22	4,811
1,818	3.740%, 07/01/20	1,951
4,938	3.760%, 10/01/23 – 11/01/23	5,409
4,000	3.765%, 12/01/25	4,424
3,000	3.770%, 09/01/21	3,258
2,780	3.780%, 09/01/21	3,021
3,619	3.783%, 01/01/26	3,998
6,464	3.790%, 09/01/21	7,026
1,533	3.870%, 01/01/21	1,665
5,000	3.890%, 09/01/21	5,461
3,824	3.930%, 07/01/20 – 01/01/21	4,143
7,918	3.950%, 07/01/20 – 07/01/21	8,622
1,833	3.970%, 12/01/25	2,048
13,647	4.000%, 10/01/32 – 09/01/42	14,724
1,607	4.120%, 04/01/20	1,739
4,396	4.130%, 11/01/19 – 08/01/21	4,768
1,807	4.240%, 11/01/19	1,949
4,380	4.250%, 04/01/21	4,838
2,000	4.260%, 07/01/21	2,212
1,139	4.284%, 01/01/21	1,247
2,072	4.290%, 06/01/20	2,262
2,327	4.300%, 08/01/20 – 04/01/21	2,557
1,352	4.307%, 07/01/21	1,501
2,048	4.330%, 04/01/21	2,251
5,000	4.340%, 06/01/21	5,558
1,421	4.350%, 04/01/20	1,550
1,878	4.369%, 02/01/20	2,041
672	4.382%, 04/01/20	732
1,933	4.390%, 05/01/21	2,140

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
2,000		4.400%, 02/01/20	2,182
2,792		4.480%, 02/01/21	3,089
9,469		4.500%, 12/01/43 – 03/01/44	10,490
6,250		4.514%, 12/01/19	6,778
6,893		4.540%, 01/01/20 – 07/01/26	7,754
3,745		4.640%, 01/01/21	4,170
1,825		5.240%, 07/01/19	2,009
268		5.500%, 03/01/17 – 09/01/33	297
531		6.000%, 09/01/37 – 06/01/39	594
213		6.500%, 01/01/36 – 07/01/36	240
60		7.000%, 10/01/46	66
23		10.500%, 04/15/19	25
		Government National Mortgage Association II, 30 Year, Single Family,
1,901		4.250%, 03/20/45	2,043
211		4.500%, 08/20/33	228
1,847		6.000%, 09/20/38	2,097
44		7.500%, 02/20/28 – 09/20/28	53
68		8.000%, 12/20/25 – 09/20/28	80
26		8.500%, 05/20/25	29
		Government National Mortgage Association II, Other,
9,148		4.375%, 06/20/63	9,898
9,589		4.433%, 05/20/63	10,373
3,033		4.462%, 05/20/63	3,279
2,027		4.479%, 04/20/63	2,192
12		Government National Mortgage Association, 15 Year, Single Family, 6.500%, 06/15/17	12
		Government National Mortgage Association, 30 Year, Single Family,
241		6.500%, 03/15/28 – 04/15/33	276
146		7.000%, 02/15/33 – 06/15/33	176
33		7.500%, 11/15/22 – 09/15/28	36
7		8.000%, 09/15/22 – 08/15/28	8
–	(h)	9.000%, 12/15/16	—	(h)
227		9.500%, 10/15/24	246

		Total Mortgage Pass-Through Securities (Cost $704,713)	726,148

Municipal Bonds — 0.3% (t)
		California — 0.0% (g)
440		Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.582%, 05/15/39	595
350		State of California, Various Purpose, GO, 7.300%, 10/01/39	513

			1,108

		Illinois — 0.0% (g)
160		State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	153

		New York — 0.2%
360		New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series D, Rev., 5.600%, 03/15/40	473
		Port Authority of New York & New Jersey, Consolidated,
1,825		Series 164, Rev., 5.647%, 11/01/40	2,345
2,060		Series 174, Rev., 4.458%, 10/01/62	2,265
440		Port Authority of New York & New Jersey, Consolidated 165, Series 165, Rev., 5.647%, 11/01/40	566

			5,649

		Ohio — 0.1%
1,315		American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	1,880
		Ohio State University, General Receipts,
200		Rev., 5.590%, 12/01/14[5]	235
325		Series A, 4.048%, 12/01/56	347
1,563		Series A, Rev., 4.800%, 06/01/11[4]	1,688

			4,150

		Total Municipal Bonds (Cost $9,344)	11,060

Supranational — 0.1%
3,000		African Development Bank, 8.800%, 09/01/19 (Cost $3,528)	3,628

U.S. Government Agency Securities — 2.3%
1,525		Federal Home Loan Bank, 5.500%, 07/15/36	2,095
6,000		Federal National Mortgage Association, 4.050%, 06/01/17	5,949
		Financing Corp. STRIPS,
4,500		1.577%, 05/11/18	4,412
2,000		3.603%, 04/05/19	1,930
1,240		4.842%, 09/26/19	1,186
13,319		Government Trust Certificate, Series 1-Z, Zero Coupon, 10/01/19	12,417
		Residual Funding Corp. STRIPS,
12,300		1.645%, 10/15/19	11,748
30,450		2.226%, 07/15/20	28,603
12,930		2.868%, 10/15/20	12,072
		Tennessee Valley Authority,
304		4.625%, 09/15/60	351
4,196		5.250%, 09/15/39	5,468
1,115		5.880%, 04/01/36	1,539
		Tennessee Valley Authority STRIPS,
5,000		3.262%, 11/01/25	3,904
800		4.211%, 06/15/35	416
2,000		4.285%, 05/01/19	1,916

		Total U.S. Government Agency Securities (Cost $91,439)	94,006

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — 24.9%
	U.S. Treasury Bonds,
3,600	2.875%, 05/15/43	3,788
2,000	3.500%, 02/15/39	2,375
700	4.250%, 05/15/39	924
24,295	4.375%, 11/15/39	32,605
8,880	4.375%, 05/15/40	11,927
11,785	4.500%, 08/15/39	16,103
850	5.250%, 02/15/29	1,159
300	6.125%, 08/15/29	443
2,506	6.250%, 08/15/23	3,291
900	6.250%, 05/15/30	1,362
4,690	7.500%, 11/15/16	4,837
864	8.125%, 05/15/21	1,142
1,845	8.500%, 02/15/20	2,335
7,000	8.750%, 08/15/20	9,137
	U.S. Treasury Coupon STRIPS,
8,000	1.562%, 11/15/19 (n)	7,677
19,751	1.615%, 08/15/16 (n)	19,735
23,265	1.882%, 05/15/21 (n)	21,639
28,000	2.054%, 11/15/23 (n)	24,508
22,570	2.133%, 08/15/23 (n)	19,889
2,000	2.138%, 02/15/18 (n)	1,971
2,200	2.278%, 02/15/24 (n)	1,915
18,545	2.291%, 05/15/22 (n)	16,828
17,095	2.388%, 02/15/21 (n)	15,988
14,400	2.543%, 11/15/22 (n)	12,931
1,000	2.622%, 02/15/25 (n)	847
1,670	2.627%, 02/15/20 (n)	1,596
15,768	2.647%, 02/15/22 (n)	14,389
1,500	2.676%, 05/15/25 (n)	1,261
11,100	2.733%, 08/15/21 (n)	10,259
15,400	2.782%, 05/15/23 (n)	13,638
4,800	2.825%, 08/15/22 (n)	4,336
14,395	2.863%, 08/15/32 (n)	9,835
33,050	2.887%, 05/15/32 (n)	22,723
4,470	2.920%, 05/15/18 (n)	4,393
9,575	3.023%, 02/15/32 (n)	6,638
19,577	3.083%, 05/15/19 (n)	18,964
38,935	3.137%, 08/15/20 (n)	36,824
5,000	3.149%, 05/15/31 (n)	3,548
38,462	3.186%, 02/15/23 (n)	34,311
9,980	3.195%, 11/15/21 (n)	9,178
800	3.219%, 05/15/35 (n)	499
6,650	3.227%, 11/15/29 (n)	4,926
1,592	3.238%, 08/15/26 (n)	1,296
54,504	3.370%, 05/15/20 (n)	51,718
6,015	3.379%, 05/15/28 (n)	4,645
15,000	3.442%, 08/15/28 (n)	11,514
10,650	3.454%, 11/15/31 (n)	7,453
27,150	3.473%, 11/15/26 (n)	21,944
6,600	3.502%, 05/15/34 (n)	4,249
9,500	3.535%, 02/15/34 (n)	6,178
1,650	3.595%, 08/15/34 (n)	1,053
5,500	3.609%, 02/15/33 (n)	3,691
7,885	3.699%, 11/15/27 (n)	6,193
6,305	3.740%, 02/15/29 (n)	4,767
2,400	3.743%, 08/15/29 (n)	1,791
9,700	3.760%, 08/15/31 (n)	6,826
29,300	3.787%, 02/15/27 (n)	23,514
10,140	3.791%, 11/15/32 (n)	6,858
16,500	3.973%, 05/15/33 (n)	10,998
8,000	4.039%, 02/15/31 (n)	5,731
22,360	4.088%, 08/15/19 (n)	21,569
6,400	4.324%, 05/15/30 (n)	4,676
20,736	4.528%, 02/15/17 (n)	20,644
600	4.614%, 02/15/26 (n)	494
12,800	4.623%, 08/15/30 (n)	9,275
600	4.646%, 08/15/24 (n)	515
4,750	4.779%, 11/15/33 (n)	3,114
9,925	4.859%, 11/15/30 (n)	7,135
6,675	5.093%, 08/15/27 (n)	5,276
8,860	5.096%, 02/15/28 (n)	6,899
100	5.111%, 08/15/35 (n)	62
1,200	5.253%, 02/15/35 (n)	754
1,700	5.345%, 11/15/24 (n)	1,452
23,600	5.345%, 02/15/30 (n)	17,330
22,839	5.355%, 11/15/17 (n)	22,563
3,050	5.460%, 08/15/33 (n)	2,015
1,500	5.921%, 05/15/26 (n)	1,229
2,500	5.971%, 11/15/28 (n)	1,906
2,550	6.012%, 05/15/27 (n)	2,032
200	6.052%, 05/15/24 (n)	173
5,857	7.740%, 11/15/16 (n)	5,842
	U.S. Treasury Inflation Indexed Bonds,
300	1.750%, 01/15/28	390
300	2.500%, 01/15/29	412
799	3.625%, 04/15/28	1,598
	U.S. Treasury Inflation Indexed Notes,
2,453	0.125%, 01/15/22	2,592
630	1.375%, 07/15/18	729
607	1.375%, 01/15/20	708
	U.S. Treasury Notes,
14,257	0.625%, 09/30/17	14,223
8,000	0.750%, 12/31/17	7,990
3,560	0.875%, 01/31/18	3,562
4,510	1.000%, 11/30/19	4,488
31,250	1.250%, 10/31/18	31,465
8,635	1.250%, 11/30/18	8,695
1,500	1.250%, 02/29/20	1,503
15,000	1.375%, 12/31/18	15,151
2,000	1.375%, 02/28/19	2,020
7,400	1.500%, 08/31/18	7,494
3,770	1.500%, 05/31/19	3,821
8,000	1.500%, 01/31/22	7,994

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
4,000	1.750%, 10/31/20	4,070
1,100	2.000%, 10/31/21	1,130
1,000	2.125%, 01/31/21	1,034
56,000	2.125%, 08/15/21	57,916
5,000	2.125%, 09/30/21	5,171
2,000	2.125%, 12/31/21	2,067
10,000	2.250%, 07/31/18	10,288
2,000	2.375%, 08/15/24	2,094
9,300	2.625%, 01/31/18	9,570
700	2.625%, 08/15/20	738
2,300	2.625%, 11/15/20	2,427
2,000	2.750%, 12/31/17	2,059
5,000	2.750%, 02/15/19	5,236
11,638	3.125%, 05/15/19	12,346
7,250	3.125%, 05/15/21	7,851
15,700	3.250%, 12/31/16	15,939
2,600	3.500%, 02/15/18	2,716
18,450	3.500%, 05/15/20	20,047
7,000	3.625%, 02/15/21	7,718

	Total U.S. Treasury Obligations (Cost $970,873)	1,033,300

Loan Assignments — 0.1%
	Consumer Discretionary — 0.1%
	Hotels, Restaurants & Leisure — 0.1%
3,992	Lila Mexican Holdings LLC, Tranche B, VAR, 3.434%, 08/11/22 (Cost $3,833)	3,893

	Total Loan Assignments (Cost $3,833)	3,893

SHARES
Short-Term Investment — 0.6%
	Investment Company — 0.6%
26,380	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.360% (b) (l) (Cost $26,380)	26,380

	Total Investments — 99.9% (Cost $3,986,867)	4,151,979
	Other Assets in Excess of Liabilities — 0.1%	5,347

	NET ASSETS — 100.0%	$4,157,326

Percentages indicated are based on net assets.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2016.
CMBS	—	Commercial Mortgage Backed Security
CMO	—	Collateralized Mortgage Obligation
CSMC	—	Credit Suisse Mortgage Trust
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2016. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2016.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2016.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of May 31, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date. 0.1%.

[1]	—	Security matures in 2110.
[2]	—	Security matures in 2115.
[3]	—	Security matures in 2105.
[4]	—	Security matures in 2111.
[5]	—	Security matures in 2114.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$183,336
Aggregate gross unrealized depreciation	(18,224)

Net unrealized appreciation/depreciation	$165,112

Federal income tax cost of investments	$3,986,867

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$314,324	$143,797	$458,121
Collateralized Mortgage Obligations
Agency CMO	—	553,252	—	553,252
Non-Agency CMO	—	135,236	32,144	167,380

Total Collateralized Mortgage Obligations	—	688,488	32,144	720,632

Commercial Mortgage-Backed Securities	—	98,723	10,637	109,360
Corporate Bonds
Consumer Discretionary	—	61,785	—	61,785
Consumer Staples	—	51,177	—	51,177
Energy	—	89,755	—	89,755
Financials	—	384,792	—	384,792
Health Care	—	49,399	—	49,399
Industrials	—	69,718	—	69,718
Information Technology	—	54,434	—	54,434
Materials	—	23,819	—	23,819
Telecommunication Services	—	55,937	—	55,937
Utilities	—	72,520	—	72,520

Total Corporate Bonds	—	913,336	—	913,336

Foreign Government Securities	—	52,115	—	52,115
Mortgage Pass-Through Securities	—	726,148	—	726,148
Municipal Bonds	—	11,060	—	11,060
Supranational	—	3,628	—	3,628
U.S. Government Agency Securities	—	94,006	—	94,006
U.S. Treasury Obligations	—	1,033,300	—	1,033,300
Loan Assignment
Consumer Discretionary	—	3,893	—	3,893
Short-Term Investment
Investment Company	26,380	—	—	26,380

Total Investments in Securities	$26,380	$3,939,021	$186,578	$4,151,979

There were no transfers between levels 1 and 2 during the period ended May 31, 2016.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 29, 2016	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2016
Investments in Securities
Asset-Backed Securities	$44,464	$—	$43	$133	$8,205	$(11,598)	$108,912	$(6,362)	$143,797
Collateralized Mortgage Obligations — Non-Agency CMO	21,277	—	(567)	(29)	4,578	(927)	7,822	(10)	32,144
Commercial Mortgage-Backed Securities	14,849	—	(296)	(262)	—	(604)	—	(3,050)	10,637
Loan Assignment — Financials	1,143	—	6	— (a)	111	(1,260)	—	—	—

	$81,733	$—	$(814)	$(158)	$12,894	$(14,389)	$116,734	$(9,422)	$186,578

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, level 3 are valued utilizing values as of the beginning of the period.

There were no significant transfers between level 2 and level 3 during the period ended May 31, 2016.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2016, which were valued using significant unobservable inputs (level 3), was $(766).

Core Bond Trust

Quantitative Information about Level 3 Fair Value Measurements # (Amounts in thousands)

	Fair Value at May 31, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$92,873	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (2.59%)
			Constant Default Rate	0.00% - 50.00% (17.31%)
			Yield (Discount Rate of Cash Flows)	1.89 - 8.04% (4.64%)

Asset-Backed Securities	92,873

	22,064	Discounted Cash Flow	Constant Prepayment Rate	0.18% - 37.14% (9.07%)
			Constant Default Rate	0.00% - 7.91% (3.92%)
			Yield (Discount Rate of Cash Flows)	0.74% - 88.95% (5.44%)

Collateralized Mortgage Obligations	22,064

	7,697	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (17.86%)
			Yield (Discount Rate of Cash Flows)	-47.11% - 8.27% (4.59%)

Commercial Mortgage-Backed Securities	7,697

Total	$122,634

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2016, the value of these investments was approximately $63,944,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.7%
Consumer Discretionary — 12.4%
	Auto Components — 0.4%
3	BorgWarner, Inc.	116
4	Delphi Automotive plc, (United Kingdom)	294
4	Goodyear Tire & Rubber Co. (The)	117
10	Johnson Controls, Inc.	446

		973

	Automobiles — 0.6%
61	Ford Motor Co.	820
22	General Motors Co.	686
3	Harley-Davidson, Inc.	133

		1,639

	Distributors — 0.1%
2	Genuine Parts Co.	226
5	LKQ Corp. (a)	160

		386

	Diversified Consumer Services — 0.0% (g)
4	H&R Block, Inc.	79

	Hotels, Restaurants & Leisure — 1.7%
7	Carnival Corp.	336
– (h)	Chipotle Mexican Grill, Inc. (a)	207
2	Darden Restaurants, Inc.	122
3	Marriott International, Inc., Class A	196
14	McDonald’s Corp.	1,716
3	Royal Caribbean Cruises Ltd.	205
23	Starbucks Corp.	1,266
3	Starwood Hotels & Resorts Worldwide, Inc.	193
2	Wyndham Worldwide Corp.	118
1	Wynn Resorts Ltd.	122
6	Yum! Brands, Inc.	523

		5,004

	Household Durables — 0.5%
5	D.R. Horton, Inc.	157
2	Garmin Ltd., (Switzerland)	78
1	Harman International Industries, Inc.	87
2	Leggett & Platt, Inc.	106
3	Lennar Corp., Class A	128
1	Mohawk Industries, Inc. (a)	195
7	Newell Brands, Inc.	340
5	PulteGroup, Inc.	93
1	Whirlpool Corp.	210

		1,394

	Internet & Catalog Retail — 2.2%
6	Amazon.com, Inc. (a)	4,353
2	Expedia, Inc.	206
7	Netflix, Inc. (a)	685
1	Priceline Group, Inc. (The) (a)	977
2	TripAdvisor, Inc. (a)	120

		6,341

	Leisure Products — 0.1%
2	Hasbro, Inc.	153
5	Mattel, Inc.	169

		322

	Media — 2.8%
3	Cablevision Systems Corp., Class A	120
7	CBS Corp. (Non-Voting), Class B	363
38	Comcast Corp., Class A	2,402
2	Discovery Communications, Inc., Class A (a)	65
4	Discovery Communications, Inc., Class C (a)	99
6	Interpublic Group of Cos., Inc. (The)	150
6	News Corp., Class A	71
2	News Corp., Class B	21
4	Omnicom Group, Inc.	311
1	Scripps Networks Interactive, Inc., Class A	95
3	TEGNA, Inc.	79
12	Time Warner, Inc.	933
17	Twenty-First Century Fox, Inc., Class A	504
7	Twenty-First Century Fox, Inc., Class B	197
5	Viacom, Inc., Class B	240
23	Walt Disney Co. (The)	2,323

		7,973

	Multiline Retail — 0.6%
5	Dollar General Corp.	408
4	Dollar Tree, Inc. (a)	331
3	Kohl’s Corp.	107
5	Macy’s, Inc.	161
2	Nordstrom, Inc.	76
9	Target Corp.	646

		1,729

	Specialty Retail — 2.6%
1	Advance Auto Parts, Inc.	176
1	AutoNation, Inc. (a)	58
– (h)	AutoZone, Inc. (a)	359

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
Specialty Retail — continued
3	Bed Bath & Beyond, Inc. (a)	114
4	Best Buy Co., Inc.	141
3	CarMax, Inc. (a)	164
2	Foot Locker, Inc.	120
4	Gap, Inc. (The)	63
20	Home Depot, Inc. (The)	2,613
4	L Brands, Inc.	272
14	Lowe’s Cos., Inc.	1,144
2	O’Reilly Automotive, Inc. (a)	401
6	Ross Stores, Inc.	337
1	Signet Jewelers Ltd.	123
10	Staples, Inc.	89
2	Tiffany & Co.	108
10	TJX Cos., Inc. (The)	795
2	Tractor Supply Co.	200
1	Ulta Salon Cosmetics & Fragrance, Inc. (a)	231
1	Urban Outfitters, Inc. (a)	39

		7,547

	Textiles, Apparel & Luxury Goods — 0.8%
4	Coach, Inc.	171
6	Hanesbrands, Inc.	165
3	Michael Kors Holdings Ltd., (United Kingdom) (a)	119
21	NIKE, Inc., Class B	1,163
1	PVH Corp.	120
1	Ralph Lauren Corp.	86
3	Under Armour, Inc., Class A (a)	107
3	Under Armour, Inc., Class C (a)	99
5	VF Corp.	330

		2,360

	Total Consumer Discretionary	35,747

Consumer Staples — 10.0%
	Beverages — 2.3%
2	Brown-Forman Corp., Class B	154
61	Coca-Cola Co. (The)	2,711
3	Constellation Brands, Inc., Class A	420
3	Dr. Pepper Snapple Group, Inc.	267
3	Molson Coors Brewing Co., Class B	284
2	Monster Beverage Corp. (a)	351
23	PepsiCo, Inc.	2,281

		6,468

	Food & Staples Retailing — 2.3%
7	Costco Wholesale Corp.	1,020
17	CVS Health Corp.	1,652
15	Kroger Co. (The)	544
8	Sysco Corp.	394
13	Walgreens Boots Alliance, Inc.	1,042
24	Wal-Mart Stores, Inc.	1,732
5	Whole Foods Market, Inc.	164

		6,548

	Food Products — 1.7%
9	Archer-Daniels-Midland Co.	397
3	Campbell Soup Co.	170
7	ConAgra Foods, Inc.	309
9	General Mills, Inc.	581
2	Hershey Co. (The)	208
4	Hormel Foods Corp.	145
2	JM Smucker Co. (The)	241
4	Kellogg Co.	292
9	Kraft Heinz Co. (The)	771
2	McCormick & Co., Inc. (Non-Voting)	175
3	Mead Johnson Nutrition Co.	239
24	Mondelez International, Inc., Class A	1,089
5	Tyson Foods, Inc., Class A	292

		4,909

	Household Products — 1.9%
2	Church & Dwight Co., Inc.	199
2	Clorox Co. (The)	260
14	Colgate-Palmolive Co.	980
6	Kimberly-Clark Corp.	715
41	Procter & Gamble Co. (The)	3,353

		5,507

	Personal Products — 0.1%
3	Estee Lauder Cos., Inc. (The), Class A	318

	Tobacco — 1.7%
31	Altria Group, Inc.	1,943
24	Philip Morris International, Inc.	2,385
13	Reynolds American, Inc.	642

		4,970

	Total Consumer Staples	28,720

Energy — 7.0%
	Energy Equipment & Services — 1.0%
7	Baker Hughes, Inc.	317
1	Diamond Offshore Drilling, Inc.	26
4	FMC Technologies, Inc. (a)	96
13	Halliburton Co.	565
2	Helmerich & Payne, Inc.	103

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Energy Equipment & Services — continued
6	National Oilwell Varco, Inc.	193
22	Schlumberger Ltd.	1,655
5	Transocean Ltd., (Switzerland)	52

		3,007

	Oil, Gas & Consumable Fuels — 6.0%
8	Anadarko Petroleum Corp.	411
6	Apache Corp.	337
7	Cabot Oil & Gas Corp.	171
8	Chesapeake Energy Corp. (a)	35
29	Chevron Corp.	2,966
1	Cimarex Energy Co.	172
6	Columbia Pipeline Group, Inc.	159
2	Concho Resources, Inc. (a)	245
19	ConocoPhillips	844
8	Devon Energy Corp.	287
9	EOG Resources, Inc.	698
3	EQT Corp.	194
65	Exxon Mobil Corp.	5,766
4	Hess Corp.	248
29	Kinder Morgan, Inc.	516
13	Marathon Oil Corp.	172
8	Marathon Petroleum Corp.	288
3	Murphy Oil Corp.	78
3	Newfield Exploration Co. (a)	126
7	Noble Energy, Inc.	239
12	Occidental Petroleum Corp.	899
3	ONEOK, Inc.	142
7	Phillips 66	588
3	Pioneer Natural Resources Co.	408
3	Range Resources Corp.	113
6	Southwestern Energy Co. (a)	83
10	Spectra Energy Corp.	334
2	Tesoro Corp.	145
7	Valero Energy Corp.	401
11	Williams Cos., Inc. (The)	236

		17,301

	Total Energy	20,308

Financials — 16.1%
	Banks — 5.6%
161	Bank of America Corp.	2,382
13	BB&T Corp.	461
46	Citigroup, Inc.	2,141
8	Citizens Financial Group, Inc.	194
3	Comerica, Inc.	128
12	Fifth Third Bancorp	231
12	Huntington Bancshares, Inc.	130
57	JPMorgan Chase & Co. (q)	3,736
13	KeyCorp	167
2	M&T Bank Corp.	297
5	People’s United Financial, Inc.	77
8	PNC Financial Services Group, Inc. (The)	701
20	Regions Financial Corp.	197
8	SunTrust Banks, Inc.	345
25	U.S. Bancorp	1,091
72	Wells Fargo & Co.	3,655
3	Zions Bancorp	89

		16,022

	Capital Markets — 1.9%
1	Affiliated Managers Group, Inc. (a)	146
3	Ameriprise Financial, Inc.	268
17	Bank of New York Mellon Corp. (The)	706
2	BlackRock, Inc.	716
19	Charles Schwab Corp. (The)	573
4	E*TRADE Financial Corp. (a)	123
6	Franklin Resources, Inc.	218
6	Goldman Sachs Group, Inc. (The)	977
6	Invesco Ltd.	204
2	Legg Mason, Inc.	58
24	Morgan Stanley	652
3	Northern Trust Corp.	249
6	State Street Corp.	393
4	T. Rowe Price Group, Inc.	298

		5,581

	Consumer Finance — 0.8%
13	American Express Co.	841
8	Capital One Financial Corp.	602
6	Discover Financial Services	367
5	Navient Corp.	73
13	Synchrony Financial (a)	406

		2,289

	Diversified Financial Services — 2.1%
29	Berkshire Hathaway, Inc., Class B (a)	4,107
5	CME Group, Inc.	516
2	Intercontinental Exchange, Inc.	513
5	Leucadia National Corp.	94
3	Moody’s Corp.	261
2	Nasdaq, Inc.	118
4	S&P Global, Inc.	463

		6,072

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — 2.7%
7	Aflac, Inc.	455
6	Allstate Corp. (The)	398
18	American International Group, Inc.	1,038
4	Aon plc, (United Kingdom)	460
3	Arthur J. Gallagher & Co.	134
1	Assurant, Inc.	88
7	Chubb Ltd., (Switzerland)	910
2	Cincinnati Financial Corp.	159
6	Hartford Financial Services Group, Inc. (The)	280
4	Lincoln National Corp.	172
4	Loews Corp.	169
8	Marsh & McLennan Cos., Inc.	537
17	MetLife, Inc.	779
4	Principal Financial Group, Inc.	189
9	Progressive Corp. (The)	304
7	Prudential Financial, Inc.	551
2	Torchmark Corp.	108
5	Travelers Cos., Inc. (The)	525
4	Unum Group	138
2	Willis Towers Watson plc, (United Kingdom)	276
5	XL Group plc, (Ireland)	156

		7,826

	Real Estate Investment Trusts (REITs) — 3.0%
7	American Tower Corp.	699
2	Apartment Investment & Management Co., Class A	104
2	AvalonBay Communities, Inc.	384
2	Boston Properties, Inc.	301
5	Crown Castle International Corp.	473
2	Digital Realty Trust, Inc.	218
1	Equinix, Inc.	389
6	Equity Residential	394
1	Essex Property Trust, Inc.	232
2	Extra Space Storage, Inc.	181
1	Federal Realty Investment Trust	166
9	General Growth Properties, Inc.	244
7	HCP, Inc.	239
12	Host Hotels & Resorts, Inc.	181
4	Iron Mountain, Inc.	138
6	Kimco Realty Corp.	182
2	Macerich Co. (The)	151
8	Prologis, Inc.	389
2	Public Storage	583
4	Realty Income Corp.	235
5	Simon Property Group, Inc.	954
2	SL Green Realty Corp.	158
4	UDR, Inc.	150
5	Ventas, Inc.	348
3	Vornado Realty Trust	264
6	Welltower, Inc.	382
12	Weyerhaeuser Co.	371

		8,510

	Real Estate Management & Development — 0.0% (g)
5	CBRE Group, Inc., Class A (a)	136

	Total Financials	46,436

Health Care — 14.5%
	Biotechnology — 2.7%
4	Alexion Pharmaceuticals, Inc. (a)	530
12	Amgen, Inc.	1,853
11	Baxalta, Inc.	481
3	Biogen, Inc. (a)	988
12	Celgene Corp. (a)	1,286
21	Gilead Sciences, Inc.	1,856
1	Regeneron Pharmaceuticals, Inc. (a)	486
4	Vertex Pharmaceuticals, Inc. (a)	358

		7,838

	Health Care Equipment & Supplies — 2.3%
23	Abbott Laboratories	911
9	Baxter International, Inc.	369
3	Becton, Dickinson and Co.	550
21	Boston Scientific Corp. (a)	478
1	C.R. Bard, Inc.	252
4	Dentsply Sirona, Inc.	234
3	Edwards Lifesciences Corp. (a)	330
4	Hologic, Inc. (a)	132
1	Intuitive Surgical, Inc. (a)	370
22	Medtronic plc, (Ireland)	1,765
4	St. Jude Medical, Inc.	346
5	Stryker Corp.	543
1	Varian Medical Systems, Inc. (a)	123
3	Zimmer Biomet Holdings, Inc.	341

		6,744

	Health Care Providers & Services — 2.7%
5	Aetna, Inc.	617
3	AmerisourceBergen Corp.	228
4	Anthem, Inc.	539
5	Cardinal Health, Inc.	406
3	Centene Corp. (a)	165
4	Cigna Corp.	511

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Providers & Services — continued
3	DaVita HealthCare Partners, Inc. (a)	200
10	Express Scripts Holding Co. (a)	745
5	HCA Holdings, Inc. (a)	372
1	Henry Schein, Inc. (a)	222
2	Humana, Inc.	399
2	Laboratory Corp. of America Holdings (a)	203
4	McKesson Corp.	653
1	Patterson Cos., Inc.	64
2	Quest Diagnostics, Inc.	172
15	UnitedHealth Group, Inc.	1,982
1	Universal Health Services, Inc., Class B	190

		7,668

	Health Care Technology — 0.1%
5	Cerner Corp. (a)	262

	Life Sciences Tools & Services — 0.6%
5	Agilent Technologies, Inc.	235
2	Illumina, Inc. (a)	332
2	PerkinElmer, Inc.	94
6	Thermo Fisher Scientific, Inc.	938
1	Waters Corp. (a)	174

		1,773

	Pharmaceuticals — 6.1%
25	AbbVie, Inc.	1,582
6	Allergan plc (a)	1,451
26	Bristol-Myers Squibb Co.	1,867
15	Eli Lilly & Co.	1,139
3	Endo International plc, (Ireland) (a)	50
43	Johnson & Johnson	4,850
2	Mallinckrodt plc (a)	111
43	Merck & Co., Inc.	2,435
6	Mylan N.V. (a)	279
2	Perrigo Co. plc, (Ireland)	219
94	Pfizer, Inc.	3,273
7	Zoetis, Inc.	338

		17,594

	Total Health Care	41,879

Industrials — 9.9%
	Aerospace & Defense — 2.5%
10	Boeing Co. (The)	1,225
5	General Dynamics Corp.	647
12	Honeywell International, Inc.	1,366
1	L-3 Communications Holdings, Inc.	167
4	Lockheed Martin Corp.	968
3	Northrop Grumman Corp.	600
5	Raytheon Co.	605
2	Rockwell Collins, Inc.	181
4	Textron, Inc.	161
12	United Technologies Corp.	1,220

		7,140

	Air Freight & Logistics — 0.7%
2	C.H. Robinson Worldwide, Inc.	167
3	Expeditors International of Washington, Inc.	138
4	FedEx Corp.	660
11	United Parcel Service, Inc., Class B	1,110

		2,075

	Airlines — 0.5%
2	Alaska Air Group, Inc.	129
9	American Airlines Group, Inc.	300
12	Delta Air Lines, Inc.	528
10	Southwest Airlines Co.	423
5	United Continental Holdings, Inc. (a)	237

		1,617

	Building Products — 0.1%
1	Allegion plc, (Ireland)	101
5	Masco Corp.	170

		271

	Commercial Services & Supplies — 0.4%
1	Cintas Corp.	130
3	Pitney Bowes, Inc.	56
4	Republic Services, Inc.	179
1	Stericycle, Inc. (a)	130
7	Tyco International plc	282
6	Waste Management, Inc.	394

		1,171

	Construction & Engineering — 0.1%
2	Fluor Corp.	115
2	Jacobs Engineering Group, Inc. (a)	97
2	Quanta Services, Inc. (a)	57

		269

	Electrical Equipment — 0.5%
1	Acuity Brands, Inc.	177
4	AMETEK, Inc.	175
7	Eaton Corp. plc	441
10	Emerson Electric Co.	522
2	Rockwell Automation, Inc.	238

		1,553

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Industrial Conglomerates — 2.5%
9	3M Co.	1,589
9	Danaher Corp.	917
146	General Electric Co.	4,399
2	Roper Technologies, Inc.	270

		7,175

	Machinery — 1.3%
9	Caterpillar, Inc.	659
3	Cummins, Inc.	289
5	Deere & Co.	384
2	Dover Corp.	161
2	Flowserve Corp.	98
5	Illinois Tool Works, Inc.	541
4	Ingersoll-Rand plc	268
5	PACCAR, Inc.	306
2	Parker-Hannifin Corp.	242
3	Pentair plc, (United Kingdom)	171
1	Snap-on, Inc.	147
2	Stanley Black & Decker, Inc.	269
3	Xylem, Inc.	124

		3,659

	Professional Services — 0.3%
1	Dun & Bradstreet Corp. (The)	72
2	Equifax, Inc.	233
6	Nielsen Holdings plc	301
2	Robert Half International, Inc.	85
2	Verisk Analytics, Inc. (a)	191

		882

	Road & Rail — 0.8%
15	CSX Corp.	397
1	J.B. Hunt Transport Services, Inc.	115
2	Kansas City Southern	158
5	Norfolk Southern Corp.	391
1	Ryder System, Inc.	58
13	Union Pacific Corp.	1,111

		2,230

	Trading Companies & Distributors — 0.2%
5	Fastenal Co.	207
1	United Rentals, Inc. (a)	99
1	W.W. Grainger, Inc.	202

		508

	Total Industrials	28,550

Information Technology — 20.1%
	Communications Equipment — 1.0%
78	Cisco Systems, Inc.	2,280
1	F5 Networks, Inc. (a)	118
2	Harris Corp.	153
5	Juniper Networks, Inc.	129
2	Motorola Solutions, Inc.	171

		2,851

	Electronic Equipment, Instruments & Components — 0.4%
5	Amphenol Corp., Class A	282
17	Corning, Inc.	362
2	FLIR Systems, Inc.	67
6	TE Connectivity Ltd., (Switzerland)	346

		1,057

	Internet Software & Services — 4.2%
3	Akamai Technologies, Inc. (a)	151
5	Alphabet, Inc., Class A (a)	3,418
5	Alphabet, Inc., Class C (a)	3,410
17	eBay, Inc. (a)	414
36	Facebook, Inc., Class A (a)	4,253
2	VeriSign, Inc. (a)	128
14	Yahoo!, Inc. (a)	515

		12,289

	IT Services — 3.8%
10	Accenture plc, (Ireland), Class A	1,165
1	Alliance Data Systems Corp. (a)	205
7	Automatic Data Processing, Inc.	627
10	Cognizant Technology Solutions Corp., Class A (a)	584
2	CSRA, Inc.	53
4	Fidelity National Information Services, Inc.	320
3	Fiserv, Inc. (a)	366
2	Global Payments, Inc.	190
14	International Business Machines Corp.	2,120
15	MasterCard, Inc., Class A	1,466
5	Paychex, Inc.	272
17	PayPal Holdings, Inc. (a)	656
2	Teradata Corp. (a)	59
3	Total System Services, Inc.	141
30	Visa, Inc., Class A	2,363
8	Western Union Co. (The)	152
15	Xerox Corp.	148

		10,887

	Semiconductors & Semiconductor Equipment — 2.8%
5	Analog Devices, Inc.	283
18	Applied Materials, Inc.	431
6	Broadcom Ltd., (Singapore)	893

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Semiconductors & Semiconductor Equipment — continued
1	First Solar, Inc. (a)	59
74	Intel Corp.	2,328
2	KLA-Tencor Corp.	177
2	Lam Research Corp.	205
4	Linear Technology Corp.	177
3	Microchip Technology, Inc.	164
16	Micron Technology, Inc. (a)	206
8	NVIDIA Corp.	372
2	Qorvo, Inc. (a)	103
23	QUALCOMM, Inc.	1,280
3	Skyworks Solutions, Inc.	199
16	Texas Instruments, Inc.	950
4	Xilinx, Inc.	189

		8,016

	Software — 4.2%
8	Activision Blizzard, Inc.	311
8	Adobe Systems, Inc. (a)	773
4	Autodesk, Inc. (a)	205
5	CA, Inc.	149
2	Citrix Systems, Inc. (a)	204
5	Electronic Arts, Inc. (a)	370
4	Intuit, Inc.	427
123	Microsoft Corp.	6,538
49	Oracle Corp.	1,976
3	Red Hat, Inc. (a)	221
10	salesforce.com, Inc. (a)	823
10	Symantec Corp.	165

		12,162

	Technology Hardware, Storage & Peripherals — 3.7%
86	Apple, Inc.	8,636
30	EMC Corp.	849
27	Hewlett Packard Enterprise Co.	494
27	HP, Inc.	360
5	NetApp, Inc.	115
5	Seagate Technology plc	104
4	Western Digital Corp.	204

		10,762

	Total Information Technology	58,024

Materials — 2.8%
	Chemicals — 2.0%
3	Air Products & Chemicals, Inc.	432
4	CF Industries Holdings, Inc.	101
17	Dow Chemical Co. (The)	895
14	E.I. du Pont de Nemours & Co.	889
2	Eastman Chemical Co.	169
4	Ecolab, Inc.	487
2	FMC Corp.	99
1	International Flavors & Fragrances, Inc.	161
5	LyondellBasell Industries N.V., Class A	439
7	Monsanto Co.	772
5	Mosaic Co. (The)	139
4	PPG Industries, Inc.	448
4	Praxair, Inc.	488
1	Sherwin-Williams Co. (The)	356

		5,875

	Construction Materials — 0.2%
1	Martin Marietta Materials, Inc.	190
2	Vulcan Materials Co.	242

		432

	Containers & Packaging — 0.3%
1	Avery Dennison Corp.	104
2	Ball Corp.	160
6	International Paper Co.	270
3	Owens-Illinois, Inc. (a)	47
3	Sealed Air Corp.	142
4	WestRock Co.	157

		880

	Metals & Mining — 0.3%
21	Alcoa, Inc.	190
20	Freeport-McMoRan, Inc.	216
8	Newmont Mining Corp.	267
5	Nucor Corp.	241

		914

	Total Materials	8,101

Telecommunication Services — 2.6%
	Diversified Telecommunication Services — 2.6%
96	AT&T, Inc.	3,756
8	CenturyLink, Inc.	230
18	Frontier Communications Corp.	94
5	Level 3 Communications, Inc. (a)	244
64	Verizon Communications, Inc.	3,234

	Total Telecommunication Services	7,558

Utilities — 3.3%
	Electric Utilities — 2.0%
8	American Electric Power Co., Inc.	496
11	Duke Energy Corp.	840
5	Edison International	364
3	Entergy Corp.	211

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Electric Utilities — continued
5	Eversource Energy	273
14	Exelon Corp.	492
7	FirstEnergy Corp.	217
7	NextEra Energy, Inc.	863
8	PG&E Corp.	462
2	Pinnacle West Capital Corp.	127
11	PPL Corp.	405
14	Southern Co. (The)	704
8	Xcel Energy, Inc.	328

		5,782

	Gas Utilities — 0.0% (g)
2	AGL Resources, Inc.	123

	Independent Power & Renewable Electricity Producers — 0.1%
10	AES Corp.	114
5	NRG Energy, Inc.	81

		195

	Multi-Utilities — 1.1%
4	Ameren Corp.	188
7	CenterPoint Energy, Inc.	151
4	CMS Energy Corp.	181
5	Consolidated Edison, Inc.	335
9	Dominion Resources, Inc.	672
3	DTE Energy Co.	254
5	NiSource, Inc.	119
8	Public Service Enterprise Group, Inc.	353
2	SCANA Corp.	156
4	Sempra Energy	394
4	TECO Energy, Inc.	101
5	WEC Energy Group, Inc.	296

		3,200

	Water Utilities — 0.1%
3	American Water Works Co., Inc.	206

	Total Utilities	9,506

	Total Common Stocks (Cost $133,056)	284,829
Exchange Traded Fund — 0.3%
	U.S. Equity — 0.3%
4	SPDR S&P 500 ETF Trust (Cost $846)	903

NUMBER OF RIGHTS
Rights — 0.0% (g)
Consumer Staples — 0.0% (g)
	Food & Staples Retailing — 0.0% (g)
5	Safeway, Inc., Casa Ley CVR, expiring 01/30/18 (a)	1
5	Safeway, Inc., PDC CVR, expiring 01/30/17 (a)	—	(h)

	Total Rights (Cost $–)	1

PRINCIPAL AMOUNT($)
Short-Term Investments — 0.8%
	U.S. Treasury Obligation — 0.1%
240	U.S. Treasury Bill, 0.242%, 08/04/2016 (k) (n)	240

SHARES
	Investment Company — 0.7%
2,149	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.360% (b) (l)	2,149

	Total Short-Term Investments (Cost $2,389)	2,389

	Total Investments — 99.8% (Cost $136,291)	288,122
	Other Assets in Excess of Liabilities — 0.2%	539

	NET ASSETS — 100.0%	$288,661

Percentages indicated are based on net assets.

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MAY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
22	E-mini S&P 500	06/17/16	USD	$2,304	$101

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CVR	—	Contingent Value Rights
ETF	—	Exchange Traded Fund
SPDR	—	Standard & Poor’s Depositary Receipts
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of May 31, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.
(q)	—	Investment in affiliate which is a security in the Fund’s index.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$155,186
Aggregate gross unrealized depreciation	(3,355)

Net unrealized appreciation/depreciation	$151,831

Federal income tax cost of investments	$136,291

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$35,747	$–	$–	$35,747
Consumer Staples	28,720	–	–	28,720
Energy	20,308	–	–	20,308
Financials	46,436	–	–	46,436
Health Care	41,879	–	–	41,879
Industrials	28,550	–	–	28,550
Information Technology	58,024	–	–	58,024
Materials	8,101	–	–	8,101
Telecommunication Services	7,558	–	–	7,558
Utilities	9,506	–	–	9,506

Total Common Stocks	284,829	–	–	284,829

Exchange Traded Fund	903	–	–	903
Rights
Consumer Staples	–	–	1	1
Short-Term Investments
Investment Company	2,149	–	–	2,149
U.S. Treasury Obligation	–	240	–	240

Total Investments in Securities	$287,881	$240	$1	$288,122

Appreciation in Other Financial Instruments
Futures Contracts	$101	$–	$–	$101

There were no transfers between levels 1 and 2 during the period ended May 31, 2016.

B. Derivatives - The Fund used derivative instruments including futures in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) below describe the various derivatives used by the Fund.

(1). Futures Contracts - The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 14.8%
78	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 1.239%, 12/27/22 (e)	78
	Ally Auto Receivables Trust,
80	Series 2013-2, Class A3, 0.790%, 01/15/18	80
120	Series 2013-2, Class A4, 1.240%, 11/15/18	120
198	Series 2014-SN2, Class A3, 1.030%, 09/20/17	198
284	Series 2015-SN1, Class A2A, 0.930%, 06/20/17	284
305	Series 2015-SN1, Class A3, 1.210%, 12/20/17	305
170	Series 2016-1, Class A3, 1.470%, 04/15/20	171
500	Series 2016-2, Class A3, 1.350%, 05/15/20	500
	American Credit Acceptance Receivables Trust,
13	Series 2014-4, Class A, 1.330%, 07/10/18 (e)	13
64	Series 2015-1, Class A, 1.430%, 08/12/19 (e)	64
149	Series 2015-2, Class A, 1.570%, 06/12/19 (e)	148
245	Series 2015-2, Class C, 4.320%, 05/12/21 (e)	237
981	American Homes 4 Rent Trust, Series 2015-SFR1, Class A, 3.467%, 04/17/52 (e)	1,013
	AmeriCredit Automobile Receivables Trust,
44	Series 2013-5, Class A3, 0.900%, 09/10/18	44
106	Series 2015-2, Class A2A, 0.830%, 09/10/18	106
650	Series 2015-2, Class A3, 1.270%, 01/08/20	649
150	Series 2015-4, Class A3, 1.700%, 07/08/20	150
750	Anchor Assets IX LLC, Series 2016-1, Class A, 5.125%, 02/15/20 (e)	750
350	ARLP Securitization Trust, Series 2015-1, Class A1, SUB, 3.967%, 05/25/55 (e)	342
158	AXIS Equipment Finance Receivables III LLC, Series 2015-1A, Class A2, 1.900%, 03/20/20 (e)	158
	B2R Mortgage Trust,
129	Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	128
249	Series 2015-2, Class A, 3.336%, 11/15/48 (e)	253
250	BA Credit Card Trust, Series 2015-A2, Class A, 1.360%, 09/15/20	251
284	BCC Funding Corp. X, Series 2015-1, Class A2, 2.224%, 10/20/20 (e)	283
27	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.816%, 04/25/36	26
	BMW Vehicle Owner Trust,
33	Series 2013-A, Class A3, 0.670%, 11/27/17	33
140	Series 2014-A, Class A3, 0.970%, 11/26/18	140
100	Cabela’s Credit Card Master Note Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	100
286	CAM Mortgage LLC, Series 2015-1, Class A, SUB, 3.500%, 07/15/64 (e)	286
	CarFinance Capital Auto Trust,
112	Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	112
125	Series 2014-1A, Class B, 2.720%, 04/15/20 (e)	125
127	Series 2014-2A, Class A, 1.440%, 11/16/20 (e)	126
110	Series 2015-1A, Class A, 1.750%, 06/15/21 (e)	110
236	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.528%, 10/15/21 (e)	233
	CarMax Auto Owner Trust,
64	Series 2013-4, Class A3, 0.800%, 07/16/18	64
137	Series 2013-4, Class A4, 1.280%, 05/15/19	137
247	Series 2014-2, Class A3, 0.980%, 01/15/19	247
666	Series 2015-2, Class A2A, 0.820%, 06/15/18	666
105	Series 2016-1, Class A3, 1.610%, 11/16/20	105
231	Carnow Auto Receivables Trust, Series 2015-1A, Class A, 1.690%, 01/15/20 (e)	231
32	Centex Home Equity Loan Trust, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	32
	Citi Held For Asset Issuance,
199	Series 2015-PM1, Class A, 1.850%, 12/15/21 (e)	199

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
624	Series 2016-MF1, Class A, 4.480%, 08/15/22 (e)	622
400	Series 2016-MF1, Class B, 6.640%, 08/15/22 (e)	397
349	Series 2016-PM1, Class A, 4.650%, 04/15/25 (e)	351
590	Colony American Homes, Series 2014-2A, Class A, VAR, 1.393%, 07/17/31 (e)	581
300	Concord Funding Co. LLC, Series 2012-2, Class A, 3.145%, 01/15/17 (e)	301
72	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	72
	CPS Auto Receivables Trust,
8	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	8
56	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	56
79	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	79
96	Series 2014-B, Class A, 1.110%, 11/15/18 (e)	96
125	Series 2014-C, Class A, 1.310%, 02/15/19 (e)	125
169	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	168
145	Series 2015-A, Class A, 1.530%, 07/15/19 (e)	144
662	Series 2015-B, Class A, 1.650%, 11/15/19 (e)	658
425	Series 2015-B, Class C, 4.200%, 05/17/21 (e)	403
310	Series 2015-C, Class D, 4.630%, 08/16/21 (e)	294
289	Series 2016-A, Class A, 2.250%, 10/15/19 (e)	289
	Credit Acceptance Auto Loan Trust,
221	Series 2014-1A, Class A, 1.550%, 10/15/21 (e)	221
363	Series 2015-2A, Class A, 2.400%, 02/15/23 (e)	364
250	Series 2015-2A, Class C, 3.760%, 02/15/24 (e)	249
400	Discover Card Execution Note Trust, Series 2015-A3, Class A, 1.450%, 03/15/21	400
	Drive Auto Receivables Trust,
177	Series 2015-AA, Class D, 4.120%, 07/15/22 (e)	176
408	Series 2015-BA, Class B, 2.120%, 06/17/19 (e)	409
320	Series 2015-BA, Class D, 3.840%, 07/15/21 (e)	316
2	Series 2015-CA, Class A2A, 1.030%, 02/15/18 (e)	2
220	Series 2015-DA, Class D, 4.590%, 01/17/23 (e)	220
	DT Auto Owner Trust,
15	Series 2014-3A, Class A, 0.980%, 04/16/18 (e)	15
25	Series 2015-1A, Class A, 1.060%, 09/17/18 (e)	25
129	Series 2015-2A, Class A, 1.240%, 09/17/18 (e)	128
301	Series 2015-2A, Class D, 4.250%, 02/15/22 (e)	297
356	Series 2016-1A, Class A, 2.000%, 09/16/19 (e)	357
	Exeter Automobile Receivables Trust,
284	Series 2014-1A, Class B, 2.420%, 01/15/19 (e)	284
40	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	40
145	Series 2014-3A, Class A, 1.320%, 01/15/19 (e)	144
56	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	56
129	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	129
500	Series 2015-1A, Class B, 2.840%, 03/16/20 (e)	498
262	Series 2015-2A, Class A, 1.540%, 11/15/19 (e)	262
205	Series 2016-1A, Class A, 2.350%, 07/15/20 (e)	205
310	Series 2016-1A, Class C, 5.520%, 10/15/21 (e)	306
370	Series 2016-2A, Class B, 3.640%, 02/15/22 (e)	370
	Fifth Third Auto Trust,
15	Series 2013-1, Class A3, 0.880%, 10/16/17	15
73	Series 2014-3, Class A3, 0.960%, 03/15/19	73
318	Series 2015-1, Class A3, 1.420%, 03/16/20	319
	First Investors Auto Owner Trust,
35	Series 2014-3A, Class A2, 1.060%, 11/15/18 (e)	35

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
138	Series 2014-3A, Class A3, 1.670%, 11/16/20 (e)	138
105	Series 2015-1A, Class A2, 1.210%, 04/15/19 (e)	105
186	Series 2015-2A, Class A1, 1.590%, 12/16/19 (e)	185
100	Series 2015-2A, Class D, 4.220%, 12/15/21 (e)	97
	FirstKey Lending Trust,
293	Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	290
144	Series 2015-SFR1, Class B, 3.417%, 03/09/47 (e)	145
	Flagship Credit Auto Trust,
44	Series 2013-2, Class A, 1.940%, 01/15/19 (e)	44
155	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	155
89	Series 2014-2, Class B, 2.840%, 11/16/20 (e)	88
44	Series 2014-2, Class C, 3.950%, 12/15/20 (e)	44
191	Series 2015-1, Class A, 1.630%, 06/15/20 (e)	189
619	Series 2015-3, Class A, 2.380%, 10/15/20 (e)	619
114	Series 2015-3, Class B, 3.680%, 03/15/22 (e)	113
113	Series 2015-3, Class C, 4.650%, 03/15/22 (e)	108
400	Series 2016-1, Class C, 6.220%, 06/15/22 (e)	401
	Ford Credit Auto Lease Trust,
48	Series 2014-B, Class A3, 0.890%, 09/15/17	48
33	Series 2014-B, Class A4, 1.100%, 11/15/17	33
	Ford Credit Auto Owner Trust,
9	Series 2014-C, Class A2, 0.610%, 08/15/17	9
245	Series 2014-C, Class A3, 1.060%, 05/15/19	245
66	Series 2015-A, Class A2A, 0.810%, 01/15/18	66
471	Series 2015-A, Class A3, 1.280%, 09/15/19	472
436	Series 2015-B, Class A2A, 0.720%, 03/15/18	435
595	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	591
46	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	40
	GLS Auto Receivables Trust,
271	Series 2015-1A, Class A, 2.250%, 12/15/20 (e)	271
700	Series 2016-1A, Class A, 2.730%, 10/15/20 (e)	699
	GM Financial Automobile Leasing Trust,
782	Series 2015-1, Class A2, 1.100%, 12/20/17	782
428	Series 2015-1, Class A3, 1.530%, 09/20/18	430
134	Series 2015-1, Class A4, 1.730%, 06/20/19	134
99	Series 2016-2, Class A3, 1.620%, 09/20/19	99
126	GMAT Trust, Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	126
	GO Financial Auto Securitization Trust,
169	Series 2015-1, Class A, 1.810%, 03/15/18 (e)	169
249	Series 2015-1, Class B, 3.590%, 10/15/20 (e)	248
304	Series 2015-2, Class A, 3.270%, 11/15/18 (e)	303
267	Series 2015-2, Class B, 4.800%, 08/17/20 (e)	263
129	Gold Key Resorts LLC, Series 2014-A, Class A, 3.220%, 03/17/31 (e)	128
531	Green Tree Agency Advance Funding Trust I, Series 2015-T1, Class DT1, 4.669%, 10/15/48 (e)	529
	Honda Auto Receivables Owner Trust,
103	Series 2013-4, Class A3, 0.690%, 09/18/17	103
140	Series 2013-4, Class A4, 1.040%, 02/18/20	140
120	Series 2014-2, Class A3, 0.770%, 03/19/18	121
66	Series 2015-1, Class A2, 0.700%, 06/15/17	66
207	Series 2016-1, Class A3, 1.220%, 12/18/19	207
20	HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, VAR, 1.638%, 11/20/36	20
	Hyundai Auto Receivables Trust,
191	Series 2014-B, Class A3, 0.900%, 12/17/18	191

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
74	Series 2015-A, Class A2, 0.680%, 10/16/17	74
159	Series 2015-B, Class A2A, 0.690%, 04/16/18	159
233	Series 2015-B, Class A3, 1.120%, 11/15/19	233
586	Invitation Homes Trust, Series 2014-SFR1, Class A, VAR, 1.434%, 06/17/31 (e)	578
342	Lendmark Funding Trust, Series 2016-A, Class A, 4.820%, 08/21/23 (e)	341
855	LV Tower 52 Issuer LLC, Series 2013-1, Class A, 5.500%, 07/15/19 (e)	834
	MarketPlace Loan Trust,
227	Series 2015-OD3, Class A, 3.250%, 09/17/17 (e)	226
225	Series 2015-OD4, Class A, 3.250%, 12/18/17 (e)	223
314	Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A2A, 0.820%, 06/15/18	314
	Nationstar HECM Loan Trust,
120	Series 2015-1A, Class A, 3.844%, 05/25/18 (e)	120
215	Series 2015-2A, Class A, 2.883%, 11/25/25 (e)	214
296	Series 2015-2A, Class M1, 4.115%, 11/25/25 (e)	295
280	Series 2016-1A, Class M1, 4.360%, 02/25/26 (e)	280
4	Navitas Equipment Receivables LLC, Series 2013-1, Class A, 1.950%, 11/15/16 (e)	4
120	Nissan Auto Receivables Owner Trust, Series 2014-B, Class A3, 1.110%, 05/15/19	120
	NRPL Trust,
308	Series 2015-1A, Class A1, SUB, 3.875%, 11/01/54 (e)	307
591	Series 2015-2A, Class A1, SUB, 3.750%, 10/25/57 (e)	578
200	Series 2015-2A, Class A2, SUB, 3.750%, 10/25/57 (e)	187
	NRZ Advance Receivables Trust Advance Receivables Backed Notes,
450	Series 2015-T1, Class AT1, 2.315%, 08/15/46 (e)	449
250	Series 2015-T1, Class CT1, 3.100%, 08/15/46 (e)	249
200	Series 2015-T1, Class DT1, 3.600%, 08/15/46 (e)	199
201	Series 2015-T2, Class DT2, 4.679%, 08/17/48 (e)	201
550	Series 2015-T3, Class DT3, 4.266%, 11/15/46 (e)	550
900	Series 2015-T4, Class AT4, 3.196%, 11/15/47 (e)	896
300	Series 2015-T4, Class DT4, 4.671%, 11/15/47 (e)	300
386	Oak Hill Advisors Residential Loan Trust, Series 2015-NPL2, Class A1, SUB, 3.721%, 07/25/55 (e)	382
	Ocwen Master Advance Receivables Trust,
443	Series 2015-T1, Class AT1, 2.537%, 09/17/46 (e)	443
438	Series 2015-T1, Class DT1, 4.100%, 09/17/46 (e)	438
661	Series 2015-T3, Class AT3, 3.211%, 11/15/47 (e)	661
295	Series 2015-T3, Class BT3, 3.704%, 11/15/47 (e)	294
	OneMain Financial Issuance Trust,
902	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	903
403	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	406
875	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	872
233	Series 2015-2A, Class B, 3.100%, 07/18/25 (e)	226
484	Oportun Funding II LLC, Series 2016-A, Class A, 4.700%, 03/08/21 (e)	483
12	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.384%, 10/25/34	12
431	Pretium Mortgage Credit Partners I LLC, Series 2015-NPL2, Class A1, SUB, 3.750%, 07/27/30 (e)	427
500	Progreso Receivables Funding II LLC, Series 2014-A, Class A, 3.500%, 07/08/19 (e)	501
500	Progreso Receivables Funding III LLC, Series 2015-A, Class A, 3.625%, 02/08/20 (e)	499
321	Progreso Receivables Funding IV LLC, Series 2015-B, Class A, 3.000%, 07/28/20 (e)	314
	Progress Residential Trust,
868	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	869

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
351	Series 2015-SFR2, Class B, 3.138%, 06/12/32 (e)	349
787	Series 2015-SFR3, Class A, 3.067%, 11/12/32 (e)	798
200	Series 2015-SFR3, Class D, 4.673%, 11/12/32 (e)	202
850	Purchasing Power Funding LLC, Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	846
44	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.746%, 03/25/36	44
225	RMAT LLC, Series 2015-NPL1, Class A1, SUB, 3.750%, 05/25/55 (e)	223
	Santander Drive Auto Receivables Trust,
148	Series 2015-S1, Class R1, 1.930%, 09/17/19 (e)	147
26	Series 2015-S2, Class R1, 1.840%, 11/18/19 (e)	26
124	Series 2015-S7, Class R1, 1.970%, 03/16/21 (e)	123
37	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.390%, 01/25/36	27
77	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	76
90	Skopos Auto Receivables Trust, Series 2015-2A, Class A, 3.550%, 02/15/20 (e)	90
	SpringCastle America Funding LLC,
580	Series 2014-AA, Class A, 2.700%, 05/25/23 (e)	581
175	Series 2014-AA, Class B, 4.610%, 10/25/27 (e)	177
	Springleaf Funding Trust,
659	Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	660
461	Series 2015-AA, Class A, 3.160%, 11/15/24 (e)	461
	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes,
258	Series 2015-T2, Class DT2, 4.230%, 01/15/47 (e)	258
285	Series 2015-T3, Class DT3, 4.430%, 07/15/47 (e)	291
311	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	309
22	Tidewater Auto Receivables Trust, Series 2014-AA, Class A3, 1.400%, 07/15/18 (e)	22
	Toyota Auto Receivables Owner Trust,
121	Series 2014-C, Class A3, 0.930%, 07/16/18	121
375	Series 2016-A, Class A3, 1.250%, 03/16/20	375
266	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class A, VAR, 1.384%, 10/15/18 (e)	262
128	Tricon American Homes Trust, Series 2015-SFR1, Class A, VAR, 1.684%, 05/17/32 (e)	126
6	Truman Capital Mortgage Loan Trust, Series 2014-NPL3, Class A1, SUB, 3.125%, 04/25/53 (e)	6
273	U.S. Residential Opportunity Fund II Trust, Series 2015-1II, Class A, 3.625%, 02/27/35 (e)	268
72	VML LLC, Series 2014-NPL1, Class A1, VAR, 3.875%, 04/27/54 (e)	72
134	Volkswagen Auto Lease Trust, Series 2015-A, Class A2A, 0.870%, 06/20/17	134
100	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	99
336	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	336
100	VOLT XLV LLC, Series 2016-NPL5, Class A1, VAR, 4.000%, 05/25/46 (e)	100
799	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	787
	VOLT XXVI LLC,
316	Series 2014-NPL6, Class A1, SUB, 3.125%, 09/25/43 (e)	313
115	Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	110
353	VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	349
257	VOLT XXXIX LLC, Series 2015-NP13, Class A1, SUB, 4.125%, 10/25/45 (e)	255
315	VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	311

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
		Westlake Automobile Receivables Trust,
200		Series 2015-3A, Class D, 4.400%, 05/17/21 (e)	198
467		Series 2016-1A, Class A2A, 1.820%, 01/15/19 (e)	468
		World Omni Auto Receivables Trust,
152		Series 2013-B, Class A3, 0.830%, 08/15/18	152
127		Series 2013-B, Class A4, 1.320%, 01/15/20	127
70		Series 2015-A, Class A2A, 0.790%, 07/16/18	71
77		Series 2015-A, Class A3, 1.340%, 05/15/20	77

		Total Asset-Backed Securities (Cost $56,199)	56,033

Collateralized Mortgage Obligations — 20.8%
		Agency CMO — 18.3%
32		Federal Home Loan Mortgage Corp. – Government National Mortgage Association, Series 24, Class ZE, 6.250%, 11/25/23	35
		Federal Home Loan Mortgage Corp. REMIC,
–	(h)	Series 46, Class B, 7.800%, 09/15/20	—	(h)
–	(h)	Series 47, Class F, 10.000%, 06/15/20	—	(h)
–	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
1		Series 99, Class Z, 9.500%, 01/15/21	1
5		Series 114, Class H, 6.950%, 01/15/21	6
–	(h)	Series 1079, Class S, HB, IF, 32.523%, 05/15/21	—	(h)
–	(h)	Series 1084, Class F, VAR, 1.384%, 05/15/21	—	(h)
–	(h)	Series 1084, Class S, HB, IF, 43.270%, 05/15/21	—	(h)
4		Series 1144, Class KB, 8.500%, 09/15/21	5
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
–	(h)	Series 1196, Class B, HB, IF, 1,146.137%, 01/15/22	—	(h)
3		Series 1206, Class IA, 7.000%, 03/15/22	3
2		Series 1250, Class J, 7.000%, 05/15/22	3
10		Series 1343, Class LA, 8.000%, 08/15/22	11
41		Series 1466, Class PZ, 7.500%, 02/15/23	46
1		Series 1470, Class F, VAR, 1.678%, 02/15/23	1
15		Series 1491, Class I, 7.500%, 04/15/23	17
15		Series 1518, Class G, IF, 8.657%, 05/15/23	17
13		Series 1541, Class O, VAR, 1.110%, 07/15/23	13
3		Series 1602, Class SA, HB, IF, 21.338%, 10/15/23	5
47		Series 1608, Class L, 6.500%, 09/15/23	54
4		Series 1671, Class L, 7.000%, 02/15/24	5
8		Series 1700, Class GA, PO, 02/15/24	7
77		Series 1706, Class K, 7.000%, 03/15/24	86
285		Series 1720, Class PL, 7.500%, 04/15/24	320
9		Series 1745, Class D, 7.500%, 08/15/24	10
16		Series 1798, Class F, 5.000%, 05/15/23	17
1		Series 1807, Class G, 9.000%, 10/15/20	1
90		Series 1927, Class PH, 7.500%, 01/15/27	103
37		Series 1981, Class Z, 6.000%, 05/15/27	41
12		Series 1987, Class PE, 7.500%, 09/15/27	13
5		Series 2033, Class SN, HB, IF, 28.386%, 03/15/24	3
14		Series 2038, Class PN, IO, 7.000%, 03/15/28	3
77		Series 2040, Class PE, 7.500%, 03/15/28	88
6		Series 2056, Class TD, 6.500%, 05/15/18	6
81		Series 2063, Class PG, 6.500%, 06/15/28	94
10		Series 2064, Class TE, 7.000%, 06/15/28	11
58		Series 2075, Class PH, 6.500%, 08/15/28	64
56		Series 2075, Class PM, 6.250%, 08/15/28	62

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
17		Series 2089, Class PJ, IO, 7.000%, 10/15/28	2
34		Series 2125, Class JZ, 6.000%, 02/15/29	38
8		Series 2163, Class PC, IO, 7.500%, 06/15/29	1
167		Series 2169, Class TB, 7.000%, 06/15/29	191
57		Series 2172, Class QC, 7.000%, 07/15/29	64
–	(h)	Series 2196, Class TL, 7.500%, 11/15/29	1
28		Series 2201, Class C, 8.000%, 11/15/29	32
72		Series 2210, Class Z, 8.000%, 01/15/30	82
18		Series 2224, Class CB, 8.000%, 03/15/30	22
36		Series 2256, Class MC, 7.250%, 09/15/30	42
40		Series 2259, Class ZM, 7.000%, 10/15/30	46
42		Series 2271, Class PC, 7.250%, 12/15/30	49
28		Series 2283, Class K, 6.500%, 12/15/23	31
18		Series 2296, Class PD, 7.000%, 03/15/31	21
9		Series 2306, Class K, PO, 05/15/24	9
22		Series 2306, Class SE, IF, IO, 8.760%, 05/15/24	4
28		Series 2333, Class HC, 6.000%, 07/15/31	28
–	(h)	Series 2344, Class QG, 6.000%, 08/15/16	—	(h)
351		Series 2344, Class ZD, 6.500%, 08/15/31	413
41		Series 2344, Class ZJ, 6.500%, 08/15/31	47
31		Series 2345, Class NE, 6.500%, 08/15/31	37
1		Series 2345, Class PQ, 6.500%, 08/15/16	1
14		Series 2347, Class VP, 6.500%, 03/15/20	15
37		Series 2351, Class PZ, 6.500%, 08/15/31	43
–	(h)	Series 2355, Class BP, 6.000%, 09/15/16	—	(h)
1		Series 2360, Class PG, 6.000%, 09/15/16	1
1		Series 2366, Class MD, 6.000%, 10/15/16	1
1		Series 2391, Class QR, 5.500%, 12/15/16	1
29		Series 2410, Class NG, 6.500%, 02/15/32	33
46		Series 2410, Class OE, 6.375%, 02/15/32	50
20		Series 2410, Class QX, IF, IO, 8.216%, 02/15/32	6
76		Series 2412, Class SP, IF, 15.231%, 02/15/32	103
22		Series 2423, Class MC, 7.000%, 03/15/32	26
47		Series 2423, Class MT, 7.000%, 03/15/32	54
163		Series 2435, Class CJ, 6.500%, 04/15/32	187
49		Series 2441, Class GF, 6.500%, 04/15/32	57
48		Series 2444, Class ES, IF, IO, 7.516%, 03/15/32	13
60		Series 2450, Class GZ, 7.000%, 05/15/32	68
19		Series 2450, Class SW, IF, IO, 7.566%, 03/15/32	5
74		Series 2455, Class GK, 6.500%, 05/15/32	85
98		Series 2466, Class DH, 6.500%, 06/15/32	113
61		Series 2474, Class NR, 6.500%, 07/15/32	70
96		Series 2484, Class LZ, 6.500%, 07/15/32	111
100		Series 2500, Class MC, 6.000%, 09/15/32	113
161		Series 2512, Class PG, 5.500%, 10/15/22	175
29		Series 2535, Class BK, 5.500%, 12/15/22	31
20		Series 2537, Class TE, 5.500%, 12/15/17	21
186		Series 2543, Class YX, 6.000%, 12/15/32	209
239		Series 2568, Class KG, 5.500%, 02/15/23	262
345		Series 2575, Class ME, 6.000%, 02/15/33	378

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
29	Series 2586, Class WI, IO, 6.500%, 03/15/33	5
27	Series 2622, Class PE, 4.500%, 05/15/18	28
16	Series 2631, Class LC, 4.500%, 06/15/18	17
26	Series 2651, Class VZ, 4.500%, 07/15/18	26
13	Series 2684, Class PO, PO, 01/15/33	13
31	Series 2744, Class TU, 5.500%, 05/15/32	32
54	Series 2934, Class EC, PO, 02/15/20	52
81	Series 2990, Class SL, HB, IF, 22.900%, 06/15/34	112
932	Series 2990, Class UZ, 5.750%, 06/15/35	1,067
149	Series 2999, Class ND, 4.500%, 07/15/20	153
7	Series 3068, Class AO, PO, 01/15/35	6
104	Series 3117, Class EO, PO, 02/15/36	94
11	Series 3117, Class OK, PO, 02/15/36	10
147	Series 3122, Class OH, PO, 03/15/36	136
164	Series 3137, Class XP, 6.000%, 04/15/36	188
6	Series 3149, Class SO, PO, 05/15/36	5
235	Series 3152, Class MO, PO, 03/15/36	221
92	Series 3171, Class MO, PO, 06/15/36	87
39	Series 3179, Class OA, PO, 07/15/36	36
339	Series 3202, Class HI, IF, IO, 6.216%, 08/15/36	62
55	Series 3232, Class ST, IF, IO, 6.266%, 10/15/36	9
32	Series 3253, Class PO, PO, 12/15/21	31
27	Series 3316, Class JO, PO, 05/15/37	26
685	Series 3417, Class EO, PO, 11/15/36	657
181	Series 3481, Class SJ, IF, IO, 5.416%, 08/15/38	24
72	Series 3607, Class AO, PO, 04/15/36	68
263	Series 3607, Class OP, PO, 07/15/37	234
47	Series 3611, Class PO, PO, 07/15/34	44
461	Series 3680, Class MA, 4.500%, 07/15/39	498
130	Series 3804, Class FN, VAR, 0.884%, 03/15/39	131
450	Series 3819, Class ZQ, 6.000%, 04/15/36	511
178	Series 3997, Class PF, VAR, 0.884%, 11/15/39	178
763	Series 4219, Class JA, 3.500%, 08/15/39	800
1,178	Series 4374, Class NC, SUB, 1.750%, 02/15/46	1,225
	Federal Home Loan Mortgage Corp. STRIPS,
19	Series 243, Class 16, IO, 4.500%, 11/15/20	1
757	Series 262, Class 35, 3.500%, 07/15/42	786
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
34	Series T-41, Class 3A, VAR, 5.893%, 07/25/32	36
29	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	35
292	Series T-54, Class 2A, 6.500%, 02/25/43	348
99	Series T-54, Class 3A, 7.000%, 02/25/43	118
753	Series T-56, Class A5, 5.231%, 05/25/43	836
24	Series T-58, Class APO, PO, 09/25/43	21
199	Series T-76, Class 2A, VAR, 3.086%, 10/25/37	207
	Federal National Mortgage Association – ACES,
465	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	505
1,000	Series 2012-M9, Class A2, 2.482%, 04/25/22	1,029
179	Series 2012-M11, Class FA, VAR, 0.932%, 08/25/19	179
444	Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	483
2,000	Series 2014-M3, Class A2, VAR, 3.475%, 01/25/24	2,156
1,000	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	1,032
636	Series 2014-M13, Class A2, VAR, 3.021%, 08/25/24	666
1,000	Series 2015-M3, Class A2, 2.723%, 10/25/24	1,023
820	Series 2015-M7, Class A2, 2.590%, 12/25/24	834
1,118	Series 2015-M17, Class FA, VAR, 1.369%, 11/25/22	1,120

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
		Federal National Mortgage Association REMIC,
–	(h)	Series 1988-7, Class Z, 9.250%, 04/25/18	1
3		Series 1989-70, Class G, 8.000%, 10/25/19	3
2		Series 1989-78, Class H, 9.400%, 11/25/19	2
1		Series 1989-83, Class H, 8.500%, 11/25/19	1
1		Series 1989-89, Class H, 9.000%, 11/25/19	1
–	(h)	Series 1990-1, Class D, 8.800%, 01/25/20	—	(h)
1		Series 1990-7, Class B, 8.500%, 01/25/20	1
–	(h)	Series 1990-60, Class K, 5.500%, 06/25/20	1
1		Series 1990-63, Class H, 9.500%, 06/25/20	1
–	(h)	Series 1990-93, Class G, 5.500%, 08/25/20	—	(h)
–	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	—	(h)
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	—	(h)
5		Series 1990-102, Class J, 6.500%, 08/25/20	5
1		Series 1990-120, Class H, 9.000%, 10/25/20	1
–	(h)	Series 1990-134, Class SC, HB, IF, 20.931%, 11/25/20	—	(h)
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	—	(h)
1		Series 1991-42, Class S, IF, 16.894%, 05/25/21	1
24		Series 1992-107, Class SB, HB, IF, 28.751%, 06/25/22	37
2		Series 1992-143, Class MA, 5.500%, 09/25/22	2
13		Series 1993-25, Class J, 7.500%, 03/25/23	15
86		Series 1993-37, Class PX, 7.000%, 03/25/23	95
31		Series 1993-54, Class Z, 7.000%, 04/25/23	34
7		Series 1993-62, Class SA, IF, 18.951%, 04/25/23	9
8		Series 1993-122, Class M, 6.500%, 07/25/23	9
3		Series 1993-165, Class SD, IF, 13.419%, 09/25/23	4
14		Series 1993-178, Class PK, 6.500%, 09/25/23	15
212		Series 1993-183, Class KA, 6.500%, 10/25/23	242
99		Series 1993-189, Class PL, 6.500%, 10/25/23	110
21		Series 1993-247, Class SA, HB, IF, 28.009%, 12/25/23	34
1		Series 1994-9, Class E, PO, 11/25/23	1
58		Series 1996-14, Class SE, IF, IO, 8.910%, 08/25/23	13
–	(h)	Series 1996-27, Class FC, VAR, 0.946%, 03/25/17	—	(h)
6		Series 1996-59, Class J, 6.500%, 08/25/22	7
27		Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	1
25		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	1
16		Series 1997-27, Class J, 7.500%, 04/18/27	17
19		Series 1997-29, Class J, 7.500%, 04/20/27	22
43		Series 1997-39, Class PD, 7.500%, 05/20/27	51
12		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	1
2		Series 1998-4, Class C, PO, 04/25/23	2
11		Series 1998-36, Class ZB, 6.000%, 07/18/28	13
135		Series 1998-43, Class EA, PO, 04/25/23	129
85		Series 2000-2, Class ZE, 7.500%, 02/25/30	97
24		Series 2001-4, Class PC, 7.000%, 03/25/21	25
55		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	7
67		Series 2001-36, Class DE, 7.000%, 08/25/31	77
13		Series 2001-44, Class PD, 7.000%, 09/25/31	15
85		Series 2001-48, Class Z, 6.500%, 09/25/21	94
13		Series 2001-49, Class Z, 6.500%, 09/25/31	15
3		Series 2001-71, Class MB, 6.000%, 12/25/16	3

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1	Series 2001-71, Class QE, 6.000%, 12/25/16	1
17	Series 2001-74, Class MB, 6.000%, 12/25/16	17
10	Series 2001-81, Class LO, PO, 01/25/32	10
29	Series 2002-1, Class HC, 6.500%, 02/25/22	32
14	Series 2002-1, Class SA, HB, IF, 23.738%, 02/25/32	23
2	Series 2002-2, Class UC, 6.000%, 02/25/17	2
1	Series 2002-3, Class OG, 6.000%, 02/25/17	1
39	Series 2002-21, Class PE, 6.500%, 04/25/32	45
13	Series 2002-24, Class AJ, 6.000%, 04/25/17	13
41	Series 2002-28, Class PK, 6.500%, 05/25/32	46
45	Series 2002-37, Class Z, 6.500%, 06/25/32	52
16	Series 2002-94, Class BK, 5.500%, 01/25/18	16
169	Series 2003-22, Class UD, 4.000%, 04/25/33	178
162	Series 2003-34, Class GB, 6.000%, 03/25/33	172
304	Series 2003-34, Class GE, 6.000%, 05/25/33	356
9	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	2
161	Series 2003-47, Class PE, 5.750%, 06/25/33	183
19	Series 2003-52, Class SX, HB, IF, 21.612%, 10/25/31	29
21	Series 2003-64, Class SX, IF, 12.653%, 07/25/33	26
105	Series 2003-71, Class DS, IF, 6.882%, 08/25/33	118
27	Series 2003-80, Class SY, IF, IO, 7.204%, 06/25/23	1
49	Series 2003-83, Class PG, 5.000%, 06/25/23	51
15	Series 2003-91, Class SD, IF, 11.757%, 09/25/33	19
142	Series 2003-116, Class SB, IF, IO, 7.154%, 11/25/33	30
13	Series 2003-130, Class SX, IF, 10.851%, 01/25/34	16
99	Series 2004-25, Class PC, 5.500%, 01/25/34	103
90	Series 2004-25, Class SA, IF, 18.299%, 04/25/34	127
66	Series 2004-36, Class PC, 5.500%, 02/25/34	69
96	Series 2004-36, Class SA, IF, 18.299%, 05/25/34	136
60	Series 2004-46, Class SK, IF, 15.274%, 05/25/34	79
670	Series 2004-50, Class VZ, 5.500%, 07/25/34	743
53	Series 2004-61, Class SH, HB, IF, 22.205%, 11/25/32	79
46	Series 2004-74, Class SW, IF, 14.628%, 11/25/31	66
34	Series 2004-76, Class CL, 4.000%, 10/25/19	34
95	Series 2005-45, Class DC, HB, IF, 22.675%, 06/25/35	149
11	Series 2005-52, Class PA, 6.500%, 06/25/35	12
69	Series 2005-56, Class S, IF, IO, 6.264%, 07/25/35	14
129	Series 2005-56, Class TP, IF, 16.812%, 08/25/33	174
436	Series 2005-68, Class PG, 5.500%, 08/25/35	490
181	Series 2005-73, Class PS, IF, 15.585%, 08/25/35	254
76	Series 2005-74, Class CS, IF, 18.794%, 05/25/35	108
145	Series 2005-106, Class US, HB, IF, 22.931%, 11/25/35	220
489	Series 2005-121, Class DX, 5.500%, 01/25/26	533
143	Series 2006-27, Class OH, PO, 04/25/36	132
49	Series 2006-44, Class P, PO, 12/25/33	46
314	Series 2006-56, Class FC, VAR, 0.736%, 07/25/36	315
47	Series 2006-59, Class QO, PO, 01/25/33	46
49	Series 2006-65, Class QO, PO, 07/25/36	46
73	Series 2006-72, Class GO, PO, 08/25/36	68
150	Series 2006-77, Class PC, 6.500%, 08/25/36	172

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
59		Series 2006-79, Class DO, PO, 08/25/36	55
97		Series 2006-110, Class PO, PO, 11/25/36	92
153		Series 2006-124, Class HB, VAR, 5.671%, 11/25/36	163
77		Series 2007-14, Class ES, IF, IO, 5.994%, 03/25/37	13
61		Series 2007-79, Class SB, HB, IF, 22.381%, 08/25/37	96
388		Series 2007-81, Class GE, 6.000%, 08/25/37	426
165		Series 2007-88, Class VI, IF, IO, 6.094%, 09/25/37	34
459		Series 2007-91, Class ES, IF, IO, 6.014%, 10/25/37	68
85		Series 2007-106, Class A7, VAR, 6.116%, 10/25/37	94
127		Series 2007-116, Class HI, IO, VAR, 1.557%, 01/25/38	8
39		Series 2008-10, Class XI, IF, IO, 5.784%, 03/25/38	6
29		Series 2008-16, Class IS, IF, IO, 5.754%, 03/25/38	5
58		Series 2008-28, Class QS, HB, IF, 19.362%, 04/25/38	82
125		Series 2008-46, Class HI, IO, VAR, 1.801%, 06/25/38	8
86		Series 2009-69, Class PO, PO, 09/25/39	81
758		Series 2009-71, Class BC, 4.500%, 09/25/24	832
219		Series 2009-103, Class MB, VAR, 2.716%, 12/25/39	231
1,000		Series 2010-47, Class MB, 5.000%, 09/25/39	1,122
286		Series 2010-71, Class HJ, 5.500%, 07/25/40	326
1,000		Series 2011-44, Class EB, 3.000%, 05/25/26	1,055
396		Series 2011-118, Class MT, 7.000%, 11/25/41	468
360		Series 2011-118, Class NT, 7.000%, 11/25/41	423
232		Series 2012-47, Class HF, VAR, 0.846%, 05/25/27	233
422		Series 2013-101, Class DO, PO, 10/25/43	338
414		Series 2013-128, Class PO, PO, 12/25/43	323
1		Series G-14, Class L, 8.500%, 06/25/21	2
6		Series G-18, Class Z, 8.750%, 06/25/21	6
–	(h)	Series G-22, Class G, 6.000%, 12/25/16	—	(h)
5		Series G-35, Class M, 8.750%, 10/25/21	6
22		Series G92-35, Class E, 7.500%, 07/25/22	25
1		Series G92-42, Class Z, 7.000%, 07/25/22	1
5		Series G92-44, Class ZQ, 8.000%, 07/25/22	5
19		Series G92-54, Class ZQ, 7.500%, 09/25/22	20
6		Series G93-5, Class Z, 6.500%, 02/25/23	6
9		Series G95-1, Class C, 8.800%, 01/25/25	10
		Federal National Mortgage Association REMIC Trust,
123		Series 2003-W1, Class 1A1, VAR, 5.661%, 12/25/42	139
26		Series 2003-W4, Class 2A, VAR, 6.326%, 10/25/42	30
20		Series 2007-W7, Class 1A4, HB, IF, 36.504%, 07/25/37	31
		Federal National Mortgage Association STRIPS,
–	(h)	Series 50, Class 2, IO, 10.500%, 03/25/19	—	(h)
1		Series 218, Class 2, IO, 7.500%, 04/25/23	—	(h)
54		Series 300, Class 1, PO, 09/25/24	51
10		Series 329, Class 1, PO, 01/25/33	9
		Federal National Mortgage Association Trust,
56		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	65
187		Series 2005-W3, Class 2AF, VAR, 0.666%, 03/25/45	182
		Government National Mortgage Association,
129		Series 1994-7, Class PQ, 6.500%, 10/16/24	146
16		Series 1999-30, Class S, IF, IO, 8.166%, 08/16/29	4
9		Series 2000-9, Class Z, 8.000%, 06/20/30	11

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
182	Series 2000-9, Class ZJ, 8.500%, 02/16/30	214
29	Series 2002-31, Class S, IF, IO, 8.266%, 01/16/31	8
76	Series 2002-40, Class UK, 6.500%, 06/20/32	90
71	Series 2002-47, Class PG, 6.500%, 07/16/32	83
88	Series 2002-47, Class PY, 6.000%, 07/20/32	99
89	Series 2002-47, Class ZA, 6.500%, 07/20/32	105
14	Series 2003-24, Class PO, PO, 03/16/33	13
304	Series 2003-40, Class TJ, 6.500%, 03/20/33	350
78	Series 2003-52, Class AP, PO, 06/16/33	69
20	Series 2004-28, Class S, IF, 18.468%, 04/16/34	31
45	Series 2004-71, Class SB, HB, IF, 27.311%, 09/20/34	77
30	Series 2004-73, Class AE, IF, 13.959%, 08/17/34	37
242	Series 2004-90, Class SI, IF, IO, 5.662%, 10/20/34	38
68	Series 2005-68, Class DP, IF, 15.387%, 06/17/35	95
463	Series 2005-68, Class KI, IF, IO, 5.862%, 09/20/35	85
748	Series 2006-38, Class ZK, 6.500%, 08/20/36	876
50	Series 2006-59, Class SD, IF, IO, 6.262%, 10/20/36	9
195	Series 2007-17, Class JI, IF, IO, 6.376%, 04/16/37	40
223	Series 2007-27, Class SA, IF, IO, 5.762%, 05/20/37	40
338	Series 2007-40, Class SB, IF, IO, 6.312%, 07/20/37	61
204	Series 2007-45, Class QA, IF, IO, 6.202%, 07/20/37	41
186	Series 2007-50, Class AI, IF, IO, 6.337%, 08/20/37	28
50	Series 2007-53, Class ES, IF, IO, 6.112%, 09/20/37	9
47	Series 2007-53, Class SW, IF, 18.890%, 09/20/37	66
36	Series 2007-71, Class SB, IF, IO, 6.262%, 07/20/36	2
105	Series 2007-72, Class US, IF, IO, 6.112%, 11/20/37	19
106	Series 2007-76, Class SA, IF, IO, 6.092%, 11/20/37	19
66	Series 2008-33, Class XS, IF, IO, 7.266%, 04/16/38	14
193	Series 2008-40, Class SA, IF, IO, 5.966%, 05/16/38	36
268	Series 2008-50, Class KB, 6.000%, 06/20/38	306
136	Series 2008-55, Class SA, IF, IO, 5.762%, 06/20/38	22
147	Series 2008-93, Class AS, IF, IO, 5.262%, 12/20/38	22
44	Series 2009-6, Class SA, IF, IO, 5.666%, 02/16/39	6
65	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	14
212	Series 2009-22, Class SA, IF, IO, 5.832%, 04/20/39	34
190	Series 2009-31, Class TS, IF, IO, 5.862%, 03/20/39	23
180	Series 2009-79, Class OK, PO, 11/16/37	159
972	Series 2009-92, Class ZC, 5.000%, 10/20/39	1,142
350	Series 2009-106, Class ST, IF, IO, 5.562%, 02/20/38	60
83	Series 2010-14, Class AO, PO, 12/20/32	81
1,000	Series 2010-105, Class B, 5.000%, 08/20/40	1,155
117	Series 2010-130, Class CP, 7.000%, 10/16/40	138
419	Series 2011-137, Class WA, VAR, 5.535%, 07/20/40	475
1,454	Series 2011-H19, Class FA, VAR, 0.907%, 08/20/61	1,443
409	Series 2012-H21, Class DF, VAR, 1.087%, 05/20/61	409
185	Series 2012-H24, Class FA, VAR, 0.887%, 03/20/60	185
409	Series 2012-H26, Class MA, VAR, 0.987%, 07/20/62	408
729	Series 2012-H29, Class FA, VAR, 0.952%, 10/20/62	724
711	Series 2013-91, Class WA, VAR, 4.505%, 04/20/43	761
160	Series 2013-H03, Class FA, VAR, 0.737%, 08/20/60	160

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
467	Series 2013-H07, Class JA, 1.750%, 03/20/63	469
862	Series 2014-H15, Class FA, VAR, 0.937%, 07/20/64	855
772	Series 2014-H17, Class FC, VAR, 0.937%, 07/20/64	765
917	Series 2014-H19, Class FE, VAR, 0.907%, 09/20/64	907
2,670	Series 2015-H04, Class FL, VAR, 0.908%, 02/20/65	2,644
2,856	Series 2015-H12, Class FA, VAR, 0.918%, 05/20/65	2,817
741	Series 2015-H15, Class FJ, VAR, 0.877%, 06/20/65	729
1,997	Series 2015-H16, Class FL, VAR, 0.877%, 07/20/65	1,970
707	Series 2015-H18, Class FA, VAR, 0.887%, 06/20/65	700
762	Series 2015-H20, Class FA, VAR, 0.908%, 08/20/65	753
816	Series 2015-H26, Class FG, VAR, 0.958%, 10/20/65	808
4,479	Series 2015-H29, Class FL, VAR, 1.037%, 11/20/65	4,461
2,481	Series 2015-H30, Class FE, VAR, 1.037%, 11/20/65	2,471
77	NCUA Guaranteed Notes Trust, Series 2010-R3, Class 3A, 2.400%, 12/08/20	78
	Vendee Mortgage Trust,
364	Series 1993-1, Class ZB, 7.250%, 02/15/23	408
180	Series 1994-1, Class 1, VAR, 5.515%, 02/15/24	196
266	Series 1996-1, Class 1Z, 6.750%, 02/15/26	306
87	Series 1996-2, Class 1Z, 6.750%, 06/15/26	100
354	Series 1997-1, Class 2Z, 7.500%, 02/15/27	414
87	Series 1998-1, Class 2E, 7.000%, 03/15/28	104

		69,280

	Non-Agency CMO — 2.5%
495	Access PT Funding Trust, Series 2016-1, 6.250%, 02/16/21	495
	Ajax Mortgage Loan Trust,
388	Series 2014-A, Class A, SUB, 3.750%, 10/25/57 (e)	386
197	Series 2015-B, Class A, SUB, 3.875%, 07/25/60 (e)	194
	Alternative Loan Trust,
1,511	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,499
233	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	211
243	Angel Oak Mortgage Trust LLC, Series 2015-1, Class A, SUB, 4.500%, 11/25/45 (e)	245
	ASG Resecuritization Trust,
35	Series 2009-1, Class A60, VAR, 2.355%, 06/26/37 (e)	34
144	Series 2009-3, Class A65, VAR, 2.346%, 03/26/37 (e)	143
	Banc of America Alternative Loan Trust,
31	Series 2003-7, Class 2A4, 5.000%, 09/25/18	32
27	Series 2003-11, Class PO, PO, 01/25/34	23
25	Banc of America Funding Trust, Series 2004-1, Class PO, PO, 03/25/34	20
	Banc of America Mortgage Trust,
12	Series 2003-8, Class APO, PO, 11/25/33	10
4	Series 2004-1, Class APO, PO, 02/25/34	3
16	Series 2004-3, Class 1A26, 5.500%, 04/25/34	16
12	Series 2004-6, Class APO, PO, 07/25/34	11
	BCAP LLC Trust,
251	Series 2010-RR7, Class 2A1, VAR, 2.540%, 07/26/45 (e)	249
216	Series 2011-RR10, Class 2A1, VAR, 1.259%, 09/26/37 (e)	208
33	Series 2012-RR2, Class 1A1, VAR, 0.608%, 08/26/36 (e)	33
74	Bear Stearns ARM Trust, Series 2005-5, Class A1, VAR, 2.380%, 08/25/35	74
	CHL Mortgage Pass-Through Trust,
52	Series 2004-5, Class 1A4, 5.500%, 06/25/34	54
25	Series 2004-HYB3, Class 2A, VAR, 2.712%, 06/20/34	23
249	Series 2005-22, Class 2A1, VAR, 2.758%, 11/25/35	211

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Citigroup Global Markets Mortgage Securities VII, Inc.,
44	Series 2003-HYB1, Class A, VAR, 2.740%, 09/25/33	43
1	Series 2003-UP2, Class PO1, PO, 12/25/18	1
	Citigroup Mortgage Loan Trust,
81	Series 2008-AR4, Class 1A1A, VAR, 3.021%, 11/25/38 (e)	80
91	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	92
63	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	63
	Citigroup Mortgage Loan Trust, Inc.,
9	Series 2003-UP3, Class A3, 7.000%, 09/25/33	9
12	Series 2003-UST1, Class A1, 5.500%, 12/25/18	12
2	Series 2003-UST1, Class PO1, PO, 12/25/18	2
1	Series 2003-UST1, Class PO3, PO, 12/25/18	1
16	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 2A5, 5.000%, 10/25/18	16
	CSMC,
463	Series 2010-11R, Class A6, VAR, 1.438%, 06/28/47 (e)	441
37	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	37
95	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-3, Class 1A1, VAR, 4.997%, 06/25/20	95
5	Deutsche Mortgage Securities, Inc., Mortgage Loan Trust, Series 2004-1, Class 2APO, PO, 10/25/18	4
	First Horizon Mortgage Pass-Through Trust,
105	Series 2004-AR7, Class 2A2, VAR, 2.717%, 02/25/35	104
87	Series 2005-AR1, Class 2A2, VAR, 2.956%, 04/25/35	85
186	GSR Mortgage Loan Trust, Series 2006-1F, Class 1A3, 5.500%, 02/25/36	174
43	Impac Secured Assets CMN Owner Trust, Series 2002-2, Class APO, PO, 04/25/33	26
	JP Morgan Mortgage Trust,
478	Series 2003-A1, Class 1A1, VAR, 2.492%, 10/25/33	456
47	Series 2006-A2, Class 4A1, VAR, 2.797%, 08/25/34	47
158	Series 2006-A2, Class 5A3, VAR, 2.680%, 11/25/33	159
	MASTR Adjustable Rate Mortgages Trust,
38	Series 2004-3, Class 4A2, VAR, 2.567%, 04/25/34	35
134	Series 2004-13, Class 2A1, VAR, 2.850%, 04/21/34	134
	MASTR Alternative Loan Trust,
121	Series 2003-9, Class 8A1, 6.000%, 01/25/34	120
265	Series 2004-4, Class 10A1, 5.000%, 05/25/24	275
20	Series 2004-7, Class 30PO, PO, 08/25/34	16
14	Series 2004-10, Class 1A1, 4.500%, 09/25/19	15
74	Series 2005-6, Class 3A1, 5.500%, 11/25/20	71
	MASTR Asset Securitization Trust,
16	Series 2003-2, Class 1A1, 5.000%, 03/25/18	16
3	Series 2004-8, Class PO, PO, 08/25/19	3
32	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	25
	Merrill Lynch Mortgage Investors Trust,
242	Series 2003-E, Class A1, VAR, 1.066%, 10/25/28	230
82	Series 2004-A, Class A1, VAR, 0.906%, 04/25/29	77
36	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 1.086%, 02/25/35	34
54	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	54
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
29	Series 2003-A1, Class A1, 5.500%, 05/25/33	29
20	Series 2003-A1, Class A2, 6.000%, 05/25/33	20
9	Series 2003-A1, Class A5, 7.000%, 04/25/33	10

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	RALI Trust,
29	Series 2002-QS8, Class A5, 6.250%, 06/25/17	30
8	Series 2002-QS16, Class A3, IF, 15.690%, 10/25/17	8
13	Series 2003-QS3, Class A2, IF, 15.519%, 02/25/18	13
51	Series 2003-QS9, Class A3, IF, IO, 7.104%, 05/25/18	2
73	Series 2004-QS3, Class CB, 5.000%, 03/25/19	72
98	Reperforming Loan REMIC Trust, Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	80
5	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	5
	Springleaf Mortgage Loan Trust,
50	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	50
155	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	155
125	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	125
136	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	136
306	Series 2013-3A, Class M1, VAR, 3.790%, 09/25/57 (e)	308
82	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-33H, Class 1A1, 5.500%, 10/25/33	83
38	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 05/25/35	38
	WaMu Mortgage Pass-Through Certificates Trust,
11	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	11
106	Series 2003-AR5, Class A7, VAR, 2.815%, 06/25/33	107
53	Series 2004-AR3, Class A2, VAR, 2.785%, 06/25/34	54
213	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB7, 5.500%, 06/25/35	197
	Washington Mutual MSC Mortgage Pass-Through Certificates Trust,
27	Series 2003-MS2, Class 1A1, 5.750%, 02/25/33	29
6	Series 2003-MS7, Class P, PO, 03/25/33	5
17	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	17
	Wells Fargo Mortgage-Backed Securities Trust,
41	Series 2003-K, Class 1A1, VAR, 2.615%, 11/25/33	41
67	Series 2004-EE, Class 3A1, VAR, 2.836%, 12/25/34	69
201	Series 2004-P, Class 2A1, VAR, 2.743%, 09/25/34	200
327	Series 2005-AR3, Class 1A1, VAR, 2.880%, 03/25/35	333

		9,453

	Total Collateralized Mortgage Obligations (Cost $76,122)	78,733

Commercial Mortgage-Backed Securities — 2.1%
236	A10 Securitization LLC, Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	235
	A10 Term Asset Financing LLC,
248	Series 2013-2, Class A, 2.620%, 11/15/27 (e)	246
123	Series 2014-1, Class A1, 1.720%, 04/15/33 (e)	122
253	Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4, 5.492%, 02/10/51	259
22	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	22
200	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	202
9,410	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.386%, 12/11/49 (e)	18
	COMM Mortgage Trust,
500	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	502
423	Series 2014-KYO, Class A, VAR, 1.339%, 06/11/27 (e)	421
132	Series 2014-PAT, Class A, VAR, 1.235%, 08/13/27 (e)	130
400	Series 2014-TWC, Class A, VAR, 1.286%, 02/13/32 (e)	397
281	Series 2015-CR25, Class A4, 3.759%, 08/10/48	302

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
1,000	Series K037, Class A2, 3.490%, 01/25/24	1,090
763	Series KF12, Class A, VAR, 1.146%, 09/25/22	764
500	Series KSMC, Class A2, 2.615%, 01/25/23	514
115	Morgan Stanley Re-REMIC Trust, Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	115
42	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	42
203	NorthStar, (Cayman Islands), Series 2013-1A, Class B, VAR, 5.439%, 08/25/29 (e)	205
	PFP Ltd., (Cayman Islands),
345	Series 2015-2, Class A, VAR, 1.884%, 07/14/34 (e)	342
100	Series 2015-2, Class C, VAR, 3.684%, 07/14/34 (e)	98
100	Series 2015-2, Class D, VAR, 4.434%, 07/14/34 (e)	98
	RAIT Trust,
250	Series 2014-FL2, Class B, VAR, 2.584%, 05/13/31 (e)	248
68	Series 2014-FL3, Class A, VAR, 1.684%, 12/15/31 (e)	67
296	Series 2015-FL4, Class A, VAR, 1.784%, 12/15/31 (e)	294
250	Series 2015-FL5, Class B, VAR, 4.334%, 01/15/31 (e)	249
	Resource Capital Corp., Ltd., (Cayman Islands),
160	Series 2015-CRE4, Class A, VAR, 1.834%, 08/15/32 (e)	158
153	Series 2015-CRE4, Class B, VAR, 3.434%, 08/15/32 (e)	140
116	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	120
104	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.525%, 05/10/63	110
500	VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	525
17	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	17

	Total Commercial Mortgage-Backed Securities (Cost $8,012)	8,052

Corporate Bonds — 21.8%
	Consumer Discretionary — 1.0%
	Auto Components — 0.0% (g)
99	Johnson Controls, Inc., 3.750%, 12/01/21	103

	Automobiles — 0.1%
	Daimler Finance North America LLC,
150	1.875%, 01/11/18 (e)	151
150	2.625%, 09/15/16 (e)	150

		301

	Hotels, Restaurants & Leisure — 0.0% (g)
65	Starbucks Corp., 2.700%, 06/15/22	67

	Internet & Catalog Retail — 0.1%
197	Amazon.com, Inc., 3.800%, 12/05/24	217

	Media — 0.7%
	21st Century Fox America, Inc.,
100	7.250%, 05/18/18	110
100	7.700%, 10/30/25	135
	CBS Corp.,
144	3.700%, 08/15/24	149
208	4.000%, 01/15/26	220
80	Comcast Corp., 3.375%, 08/15/25	84
78	Discovery Communications LLC, 4.375%, 06/15/21	83
550	NBCUniversal Media LLC, 2.875%, 01/15/23	564
	Thomson Reuters Corp., (Canada),
51	3.850%, 09/29/24	53
105	3.950%, 09/30/21	111
60	4.700%, 10/15/19	65
	Time Warner Cable, Inc.,
57	5.850%, 05/01/17	59
50	6.750%, 07/01/18	54
150	8.250%, 04/01/19	174
35	8.750%, 02/14/19	41
100	Time Warner Cos., Inc., 7.570%, 02/01/24	126
300	Time Warner, Inc., 3.600%, 07/15/25	311
	Viacom, Inc.,
37	2.750%, 12/15/19	37
100	3.125%, 06/15/22	98
11	3.250%, 03/15/23	11

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
43	3.875%, 12/15/21	44

		2,529

	Multiline Retail — 0.0% (g)
	Macy’s Retail Holdings, Inc.,
37	2.875%, 02/15/23	34
49	4.375%, 09/01/23	49
25	7.450%, 07/15/17	27
35	Nordstrom, Inc., 4.000%, 10/15/21	37

		147

	Specialty Retail — 0.1%
32	Bed Bath & Beyond, Inc., 4.915%, 08/01/34	30
67	Home Depot, Inc. (The), 2.625%, 06/01/22	69
119	Lowe’s Cos., Inc., 3.375%, 09/15/25	126

		225

	Total Consumer Discretionary	3,589

	Consumer Staples — 1.1%
	Beverages — 0.4%
75	Anheuser-Busch Cos. LLC, 5.500%, 01/15/18	80
	Anheuser-Busch InBev Finance, Inc.,
136	1.900%, 02/01/19	137
398	3.300%, 02/01/23	409
150	3.700%, 02/01/24	160
70	Diageo Capital plc, (United Kingdom), 4.828%, 07/15/20	78
30	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	30
	PepsiCo, Inc.,
180	1.250%, 08/13/17	181
31	3.000%, 08/25/21	33
111	3.100%, 07/17/22	116
6	7.900%, 11/01/18	7
200	SABMiller Holdings, Inc., 3.750%, 01/15/22 (e)	211

		1,442

	Food & Staples Retailing — 0.4%
86	Costco Wholesale Corp., 2.250%, 02/15/22	87
	CVS Health Corp.,
562	3.500%, 07/20/22	593
179	4.000%, 12/05/23	194
50	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	56
	Kroger Co. (The),
50	2.200%, 01/15/17	50
90	4.000%, 02/01/24	98
30	6.150%, 01/15/20	34
75	6.400%, 08/15/17	80
100	Sysco Corp., 3.750%, 10/01/25	105
185	Walgreen Co., 3.100%, 09/15/22	187

		1,484

	Food Products — 0.3%
135	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	158
14	Bunge N.A. Finance LP, 5.900%, 04/01/17	14
	Cargill, Inc.,
100	3.300%, 03/01/22 (e)	104
106	4.307%, 05/14/21 (e)	116
24	ConAgra Foods, Inc., 2.100%, 03/15/18	24
	Kraft Heinz Foods Co.,
30	3.500%, 06/06/22	31
66	5.000%, 07/15/35 (e)	73
22	5.375%, 02/10/20	25
332	6.125%, 08/23/18	364
92	Mead Johnson Nutrition Co., Class C, 4.125%, 11/15/25	98
150	Mondelez International, Inc., 4.000%, 02/01/24	163
73	Tyson Foods, Inc., 3.950%, 08/15/24	78

		1,248

	Household Products — 0.0% (g)
20	Kimberly-Clark Corp., 2.400%, 03/01/22	21
50	Procter & Gamble - ESOP, Series A, 9.360%, 01/01/21	59

		80

	Total Consumer Staples	4,254

	Energy — 2.1%
	Energy Equipment & Services — 0.1%
9	Ensco plc, (United Kingdom), 5.200%, 03/15/25	6
107	Halliburton Co., 3.500%, 08/01/23	108
	Nabors Industries, Inc.,
30	4.625%, 09/15/21	26
30	5.000%, 09/15/20	28
15	National Oilwell Varco, Inc., 1.350%, 12/01/17	15

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Energy Equipment & Services — continued
12	Noble Holding International Ltd., (Cayman Islands), 3.950%, 03/15/22	8
47	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	49
	Transocean, Inc., (Cayman Islands),
39	5.050%, 10/15/22	25
57	6.500%, 11/15/20	44
78	7.125%, 12/15/21	57

		366

	Oil, Gas & Consumable Fuels — 2.0%
	Apache Corp.,
42	3.250%, 04/15/22	42
25	6.900%, 09/15/18	27
29	Boardwalk Pipelines LP, 4.950%, 12/15/24	28
	BP Capital Markets plc, (United Kingdom),
20	1.375%, 11/06/17	20
233	2.237%, 05/10/19	236
256	2.750%, 05/10/23	252
60	3.506%, 03/17/25	62
166	3.814%, 02/10/24	175
	Buckeye Partners LP,
30	4.350%, 10/15/24	28
40	4.875%, 02/01/21	41
25	5.850%, 11/15/43	23
	Canadian Natural Resources Ltd., (Canada),
25	3.900%, 02/01/25	23
150	5.900%, 02/01/18	157
21	Cenovus Energy, Inc., (Canada), 3.000%, 08/15/22	19
40	Chevron Corp., 2.355%, 12/05/22	40
200	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	207
150	ConocoPhillips, 5.750%, 02/01/19	164
190	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	193
41	ConocoPhillips Co., 2.200%, 05/15/20	41
190	Devon Energy Corp., 6.300%, 01/15/19	201
58	Ecopetrol S.A., (Colombia), 4.125%, 01/16/25	51
80	Encana Corp., (Canada), 6.500%, 05/15/19	81
	Energy Transfer Partners LP,
89	3.600%, 02/01/23	81
91	4.750%, 01/15/26	87
200	Eni S.p.A., (Italy), 4.150%, 10/01/20 (e)	210
74	EnLink Midstream Partners LP, 4.150%, 06/01/25	63
	Enterprise Products Operating LLC,
500	1.650%, 05/07/18	499
37	3.750%, 02/15/25	38
49	3.900%, 02/15/24	50
	EOG Resources, Inc.,
23	2.625%, 03/15/23	23
100	4.100%, 02/01/21	106
300	4.150%, 01/15/26	319
250	Gulf South Pipeline Co. LP, 4.000%, 06/15/22	231
50	Magellan Midstream Partners LP, 6.550%, 07/15/19	56
	Marathon Oil Corp.,
228	5.900%, 03/15/18	236
175	6.000%, 10/01/17	180
67	Marathon Petroleum Corp., 3.625%, 09/15/24	63
36	Noble Energy, Inc., 5.625%, 05/01/21	37
91	Occidental Petroleum Corp., 3.500%, 06/15/25	93
	ONEOK Partners LP,
40	3.200%, 09/15/18	40
40	3.375%, 10/01/22	38
200	4.900%, 03/15/25	200
97	Petro-Canada, (Canada), 6.050%, 05/15/18	104
	Petroleos Mexicanos, (Mexico),
59	4.250%, 01/15/25	55
69	4.875%, 01/18/24	68
149	6.375%, 02/04/21 (e)	159
43	Phillips 66, 2.950%, 05/01/17	44
	Plains All American Pipeline LP/PAA Finance Corp.,
59	2.600%, 12/15/19	56
100	3.600%, 11/01/24	89
250	4.650%, 10/15/25	237
200	Sinopec Group Overseas Development 2013 Ltd., (United Kingdom), 4.375%, 10/17/23 (e)	212
	Spectra Energy Capital LLC,
150	5.650%, 03/01/20	159
140	6.200%, 04/15/18	148
50	8.000%, 10/01/19	57

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Spectra Energy Partners LP,
79	2.950%, 09/25/18	80
63	3.500%, 03/15/25	62
	Statoil ASA, (Norway),
143	2.650%, 01/15/24	142
42	2.750%, 11/10/21	43
67	3.125%, 08/17/17	68
83	3.150%, 01/23/22	86
180	Sunoco Logistics Partners Operations LP, 4.650%, 02/15/22	185
	Total Capital International S.A., (France),
44	1.500%, 02/17/17	44
75	1.550%, 06/28/17	75
150	2.750%, 06/19/21	154
	TransCanada PipeLines Ltd., (Canada),
172	3.750%, 10/16/23	179
100	6.500%, 08/15/18	109
30	7.125%, 01/15/19	33

		7,409

	Total Energy	7,775

	Financials — 10.8%
	Banks — 4.4%
	ABN AMRO Bank N.V., (Netherlands),
200	1.800%, 06/04/18 (e)	200
200	2.500%, 10/30/18 (e)	203
200	ANZ New Zealand International Ltd., (New Zealand), 2.600%, 09/23/19 (e)	203
250	Australia & New Zealand Banking Group Ltd., (Australia), 2.400%, 11/23/16 (e)	252
	Bank of America Corp.,
300	2.000%, 01/11/18	301
150	3.300%, 01/11/23	153
485	3.875%, 08/01/25	506
42	4.125%, 01/22/24	44
100	5.000%, 05/13/21	111
130	5.625%, 07/01/20	145
170	5.750%, 12/01/17	180
50	5.875%, 01/05/21	57
814	6.400%, 08/28/17	862
266	6.875%, 04/25/18	290
208	Series L, 1.950%, 05/12/18	208
200	Series L, 2.250%, 04/21/20	199
154	Series L, 3.950%, 04/21/25	154
300	Series L, 5.650%, 05/01/18	321
85	Bank of Montreal, (Canada), 2.550%, 11/06/22	85
	Bank of Nova Scotia (The), (Canada),
175	1.450%, 04/25/18	175
200	1.700%, 06/11/18	201
200	Banque Federative du Credit Mutuel S.A., (France), 1.700%, 01/20/17 (e)	200
250	Barclays Bank plc, (United Kingdom), 6.050%, 12/04/17 (e)	264
317	Barclays plc, (United Kingdom), 3.250%, 01/12/21	320
	BB&T Corp.,
225	2.625%, 06/29/20	230
100	5.250%, 11/01/19	110
234	Canadian Imperial Bank of Commerce, (Canada), 2.250%, 07/21/20 (e)	237
300	Capital One Bank USA N.A., 3.375%, 02/15/23	301
250	Capital One N.A., 2.350%, 08/17/18	252
	Citigroup, Inc.,
650	1.700%, 04/27/18	648
106	1.800%, 02/05/18	106
82	2.150%, 07/30/18	83
350	2.400%, 02/18/20	352
115	5.500%, 09/13/25	127
16	Comerica, Inc., 3.800%, 07/22/26	16
	Commonwealth Bank of Australia, (Australia),
250	2.250%, 03/16/17 (e)	252
201	4.500%, 12/09/25 (e)	207
	Cooperatieve Rabobank UA, (Netherlands),
34	3.375%, 01/19/17	35
118	3.875%, 02/08/22	127
250	4.375%, 08/04/25	260
250	Discover Bank, 2.600%, 11/13/18	251
	Fifth Third Bancorp,
146	2.875%, 07/27/20	148
350	5.450%, 01/15/17	359
	HSBC Holdings plc, (United Kingdom),
196	4.000%, 03/30/22	206
200	4.250%, 08/18/25	200
300	4.875%, 01/14/22	329
	Huntington National Bank (The),
250	2.000%, 06/30/18	251
250	2.875%, 08/20/20	254

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	KeyCorp,
56	2.900%, 09/15/20	57
50	5.100%, 03/24/21	55
200	Lloyds Bank plc, (United Kingdom), 1.750%, 03/16/18	200
300	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	321
200	Mizuho Bank Ltd., (Japan), 2.650%, 09/25/19 (e)	204
36	MUFG Americas Holdings Corp., 2.250%, 02/10/20	36
300	Nordea Bank AB, (Sweden), 3.125%, 03/20/17 (e)	304
	PNC Funding Corp.,
133	4.375%, 08/11/20	145
265	5.125%, 02/08/20	294
115	5.625%, 02/01/17	118
107	Regions Financial Corp., 3.200%, 02/08/21	108
	Royal Bank of Canada, (Canada),
150	1.875%, 02/05/20	151
239	2.000%, 10/01/18	241
105	2.000%, 12/10/18	106
125	2.200%, 07/27/18	127
95	2.300%, 07/20/16	95
77	Santander UK Group Holdings plc, (United Kingdom), 3.125%, 01/08/21	77
250	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	250
200	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	211
	Toronto-Dominion Bank (The), (Canada),
200	1.500%, 03/13/17 (e)	201
37	1.950%, 01/22/19	37
104	2.250%, 11/05/19	106
250	U.S. Bank N.A., 2.800%, 01/27/25	255
	Wells Fargo & Co.,
130	2.600%, 07/22/20	133
99	3.000%, 02/19/25	100
51	4.300%, 07/22/27	54
237	4.480%, 01/16/24	256
415	5.625%, 12/11/17	441
500	SUB, 3.676%, 06/15/16	500
250	Wells Fargo Bank N.A., 6.000%, 11/15/17	266
285	Westpac Banking Corp., (Australia), 4.875%, 11/19/19	313

		16,737

	Capital Markets — 2.3%
120	Ameriprise Financial, Inc., 4.000%, 10/15/23	128
	Bank of New York Mellon Corp. (The),
229	2.600%, 08/17/20	235
150	3.250%, 09/11/24	157
100	3.650%, 02/04/24	107
75	4.600%, 01/15/20	82
	BlackRock, Inc.,
160	4.250%, 05/24/21	176
166	Series 2, 5.000%, 12/10/19	185
150	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	174
40	Charles Schwab Corp. (The), 3.225%, 09/01/22	42
250	Credit Suisse AG, (Switzerland), 1.700%, 04/27/18	250
	Deutsche Bank AG, (Germany),
319	1.875%, 02/13/18	317
100	2.950%, 08/20/20	100
	Goldman Sachs Group, Inc. (The),
48	2.600%, 04/23/20	48
68	2.625%, 01/31/19	69
117	2.750%, 09/15/20	119
137	3.750%, 05/22/25	141
120	4.000%, 03/03/24	127
68	5.375%, 03/15/20	75
80	5.750%, 01/24/22	92
1,100	5.950%, 01/18/18	1,173
250	7.500%, 02/15/19	285
200	ING Bank N.V., (Netherlands), 3.750%, 03/07/17 (e)	204
	Invesco Finance plc, (United Kingdom),
125	3.750%, 01/15/26	131
71	4.000%, 01/30/24	76
	Jefferies Group LLC,
150	5.125%, 04/13/18	156
125	6.875%, 04/15/21	140
111	Legg Mason, Inc., 4.750%, 03/15/26	115
	Macquarie Bank Ltd., (Australia),
291	1.600%, 10/27/17 (e)	290
65	2.600%, 06/24/19 (e)	66
100	2.850%, 07/29/20 (e)	102

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
300	3.900%, 01/15/26 (e)	307
100	4.000%, 07/29/25 (e)	104
	Macquarie Group Ltd., (Australia),
150	6.000%, 01/14/20 (e)	167
40	6.250%, 01/14/21 (e)	45
	Morgan Stanley,
40	2.650%, 01/27/20	41
284	2.800%, 06/16/20	289
83	3.700%, 10/23/24	86
62	3.950%, 04/23/27	62
330	4.000%, 07/23/25	346
93	5.000%, 11/24/25	101
166	5.500%, 07/24/20	185
100	5.500%, 07/28/21	113
450	5.625%, 09/23/19	498
100	5.750%, 01/25/21	113
100	6.625%, 04/01/18	109
100	7.300%, 05/13/19	114
84	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	96
	State Street Corp.,
36	3.100%, 05/15/23	37
294	3.550%, 08/18/25	315
192	3.700%, 11/20/23	208
34	TD Ameritrade Holding Corp., 2.950%, 04/01/22	35

		8,733

	Consumer Finance — 1.5%
250	American Express Co., 7.000%, 03/19/18	273
	American Express Credit Corp.,
261	1.800%, 07/31/18	262
139	1.875%, 11/05/18	140
95	Series F, 2.600%, 09/14/20	97
	American Honda Finance Corp.,
200	2.125%, 02/28/17 (e)	202
83	2.250%, 08/15/19	85
	Capital One Financial Corp.,
125	3.200%, 02/05/25	124
110	3.500%, 06/15/23	112
	Caterpillar Financial Services Corp.,
250	1.000%, 11/25/16	250
206	2.250%, 12/01/19	210
58	2.850%, 06/01/22	60
65	7.050%, 10/01/18	73
100	7.150%, 02/15/19	115
	Ford Motor Credit Co. LLC,
200	2.240%, 06/15/18	201
550	2.375%, 03/12/19	554
200	3.000%, 06/12/17	203
250	3.157%, 08/04/20	256
200	4.250%, 09/20/22	212
130	General Motors Financial Co., Inc., 3.100%, 01/15/19	132
	HSBC USA, Inc.,
200	1.700%, 03/05/18	200
180	2.350%, 03/05/20	180
296	2.750%, 08/07/20	298
	John Deere Capital Corp.,
400	2.375%, 07/14/20	409
50	2.450%, 09/11/20	51
33	3.150%, 10/15/21	34
73	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	73
	PACCAR Financial Corp.,
39	1.400%, 05/18/18	39
66	1.600%, 03/15/17	67
	Toyota Motor Credit Corp.,
100	1.375%, 01/10/18	100
225	1.750%, 05/22/17	227
105	2.100%, 01/17/19	107
200	2.125%, 07/18/19	204

		5,550

	Diversified Financial Services — 1.1%
425	Bank of America N.A., 5.300%, 03/15/17	438
	Berkshire Hathaway, Inc.,
98	2.750%, 03/15/23	100
638	3.400%, 01/31/22	681
397	CME Group, Inc., 3.000%, 03/15/25	404
649	GE Capital International Funding Co. Unlimited Co., (Ireland), 2.342%, 11/15/20 (e)	662
	Intercontinental Exchange, Inc.,
47	2.500%, 10/15/18	48
88	4.000%, 10/15/23	95
	Private Export Funding Corp.,
500	Series EE, 2.800%, 05/15/22	528
200	Series KK, 3.550%, 01/15/24	219

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Financial Services — continued
	Shell International Finance B.V., (Netherlands),
42	1.125%, 08/21/17	42
367	2.125%, 05/11/20	368
100	3.250%, 05/11/25	102
195	4.375%, 03/25/20	213
	Siemens Financieringsmaatschappij N.V., (Netherlands),
250	2.900%, 05/27/22 (e)	259
100	5.750%, 10/17/16 (e)	102

		4,261

	Insurance — 0.9%
61	Allstate Corp. (The), 3.150%, 06/15/23	63
	American International Group, Inc.,
161	3.750%, 07/10/25	162
259	4.125%, 02/15/24	269
143	Aon plc, (United Kingdom), 3.875%, 12/15/25	147
	Berkshire Hathaway Finance Corp.,
65	1.300%, 05/15/18	65
150	5.400%, 05/15/18	162
	Chubb INA Holdings, Inc.,
200	2.700%, 03/13/23	201
130	2.875%, 11/03/22	134
90	CNA Financial Corp., 3.950%, 05/15/24	92
80	Jackson National Life Global Funding, 4.700%, 06/01/18 (e)	84
41	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	45
35	Lincoln National Corp., 4.200%, 03/15/22	37
300	Manulife Financial Corp., (Canada), 4.150%, 03/04/26	317
50	Marsh & McLennan Cos., Inc., 3.300%, 03/14/23	51
300	MassMutual Global Funding II, 2.100%, 08/02/18 (e)	305
	Metropolitan Life Global Funding I,
207	1.500%, 01/10/18 (e)	208
175	3.650%, 06/14/18 (e)	182
100	3.875%, 04/11/22 (e)	107
323	New York Life Global Funding, 2.150%, 06/18/19 (e)	329
150	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	154
16	Principal Financial Group, Inc., 1.850%, 11/15/17	16
106	Principal Life Global Funding II, 2.250%, 10/15/18 (e)	108
150	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	198
90	Reliance Standard Life Global Funding II, 3.050%, 01/20/21 (e)	91

		3,527

	Real Estate Investment Trusts (REITs) — 0.5%
	American Tower Corp.,
80	3.500%, 01/31/23	81
38	5.000%, 02/15/24	42
	American Tower Trust I,
45	1.551%, 03/15/18 (e)	45
200	3.070%, 03/15/23 (e)	200
	Equity Commonwealth,
125	5.875%, 09/15/20	136
150	6.650%, 01/15/18	157
255	ERP Operating LP, 4.625%, 12/15/21	285
	HCP, Inc.,
52	2.625%, 02/01/20	52
38	3.400%, 02/01/25	36
115	3.875%, 08/15/24	114
17	4.200%, 03/01/24	17
38	4.250%, 11/15/23	39
	Prologis LP,
38	3.750%, 11/01/25	40
53	4.250%, 08/15/23	58
50	Realty Income Corp., 3.875%, 07/15/24	51
	Simon Property Group LP,
100	2.500%, 09/01/20	102
62	3.375%, 10/01/24	65
38	3.750%, 02/01/24	41
81	4.125%, 12/01/21	88
90	4.375%, 03/01/21	99
	Ventas Realty LP,
27	3.500%, 02/01/25	27
44	3.750%, 05/01/24	45
62	4.125%, 01/15/26	65
73	Welltower, Inc., 4.500%, 01/15/24	77

		1,962

	Thrifts & Mortgage Finance — 0.1%
233	Abbey National Treasury Services plc, (United Kingdom), 2.500%, 03/14/19	237

	Total Financials	41,007

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care — 1.0%
	Biotechnology — 0.3%
	Amgen, Inc.,
44	2.125%, 05/01/20	44
400	3.875%, 11/15/21	430
40	5.700%, 02/01/19	44
75	Baxalta, Inc., 3.600%, 06/23/22 (e)	76
184	Biogen, Inc., 3.625%, 09/15/22	192
	Celgene Corp.,
98	3.250%, 08/15/22	100
161	3.625%, 05/15/24	165
	Gilead Sciences, Inc.,
59	3.250%, 09/01/22	62
57	3.650%, 03/01/26	60

		1,173

	Health Care Equipment & Supplies — 0.0% (g)
40	Becton, Dickinson & Co., 5.000%, 05/15/19	43

	Health Care Providers & Services — 0.2%
	Anthem, Inc.,
93	2.300%, 07/15/18	94
115	3.125%, 05/15/22	116
	Cardinal Health, Inc.,
45	2.400%, 11/15/19	46
49	3.750%, 09/15/25	52
72	Express Scripts Holding Co., 3.500%, 06/15/24	73
214	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	216
	UnitedHealth Group, Inc.,
91	1.900%, 07/16/18	92
70	3.350%, 07/15/22	74
112	3.375%, 11/15/21	119

		882

	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
35	3.150%, 01/15/23	35
22	3.600%, 08/15/21	23
34	4.150%, 02/01/24	37

		95

	Pharmaceuticals — 0.5%
	AbbVie, Inc.,
119	1.750%, 11/06/17	119
127	2.500%, 05/14/20	128
87	2.900%, 11/06/22	88
35	3.200%, 11/06/22	36
100	Allergan, Inc., 2.800%, 03/15/23	97
	Forest Laboratories LLC,
250	4.375%, 02/01/19 (e)	262
69	5.000%, 12/15/21 (e)	76
150	GlaxoSmithKline Capital plc, (United Kingdom), 2.850%, 05/08/22	155
500	Johnson & Johnson, 2.050%, 03/01/23	499
	Merck & Co., Inc.,
75	1.300%, 05/18/18	75
64	2.350%, 02/10/22	65
62	2.400%, 09/15/22	63
30	3.700%, 02/10/45	30

		1,693

	Total Health Care	3,886

	Industrials — 1.4%
	Aerospace & Defense — 0.1%
43	Airbus Group Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	44
	BAE Systems Holdings, Inc.,
68	3.800%, 10/07/24 (e)	70
70	6.375%, 06/01/19 (e)	78
100	Honeywell International, Inc., 5.300%, 03/01/18	107
	Lockheed Martin Corp.,
47	2.125%, 09/15/16	47
74	3.100%, 01/15/23	77
140	Precision Castparts Corp., 3.250%, 06/15/25	148

		571

	Air Freight & Logistics — 0.2%
473	Federal Express Corp. 1998 Pass-Through Trust, 6.720%, 01/15/22	537
115	United Parcel Service of America, Inc., 8.375%, 04/01/20	143

		680

	Airlines — 0.1%
168	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	181
20	Continental Airlines 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	22
43	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	45

		248

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Commercial Services & Supplies — 0.0% (g)
50	Pitney Bowes, Inc., 5.600%, 03/15/18	53

	Construction & Engineering — 0.0% (g)
	ABB Finance USA, Inc.,
32	1.625%, 05/08/17	32
41	2.875%, 05/08/22	42
70	Fluor Corp., 3.375%, 09/15/21	73

		147

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
27	1.500%, 11/02/17	27
50	5.600%, 05/15/18	54

		81

	Industrial Conglomerates — 0.5%
84	Danaher Corp., 2.400%, 09/15/20	87
	General Electric Co.,
200	3.100%, 01/09/23	210
175	3.375%, 03/11/24	187
230	4.650%, 10/17/21	260
500	5.400%, 02/15/17	515
140	5.500%, 01/08/20	159
34	Ingersoll-Rand Global Holding Co., Ltd., 4.250%, 06/15/23	37
152	Koninklijke Philips N.V., (Netherlands), 3.750%, 03/15/22	161
98	Pentair Finance S.A., (Luxembourg), 2.900%, 09/15/18	98
62	Roper Technologies, Inc., 3.000%, 12/15/20	63
32	Tyco International Finance S.A., (Luxembourg), 3.900%, 02/14/26	34

		1,811

	Machinery — 0.1%
	Caterpillar, Inc.,
74	1.500%, 06/26/17	74
31	2.600%, 06/26/22	32
89	Deere & Co., 2.600%, 06/08/22	90
25	Parker-Hannifin Corp., 5.500%, 05/15/18	27

		223

	Road & Rail — 0.4%
	Burlington Northern Santa Fe LLC,
43	3.050%, 03/15/22	45
32	3.450%, 09/15/21	34
19	3.600%, 09/01/20	21
100	3.750%, 04/01/24	109
100	5.650%, 05/01/17	104
55	Canadian Pacific Railway Co., (Canada), 4.500%, 01/15/22	60
	CSX Corp.,
100	3.400%, 08/01/24	105
30	7.375%, 02/01/19	34
50	7.900%, 05/01/17	53
	ERAC USA Finance LLC,
27	4.500%, 08/16/21 (e)	30
48	5.250%, 10/01/20 (e)	53
	Norfolk Southern Corp.,
138	3.250%, 12/01/21	144
50	7.700%, 05/15/17	53
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
53	2.875%, 07/17/18 (e)	54
141	3.375%, 02/01/22 (e)	140
	Ryder System, Inc.,
23	2.500%, 03/01/17	23
25	2.500%, 03/01/18	25
28	2.500%, 05/11/20	28
86	2.875%, 09/01/20	87
	Union Pacific Corp.,
21	2.950%, 01/15/23	22
75	3.646%, 02/15/24	81
233	4.163%, 07/15/22	258

		1,563

	Trading Companies & Distributors — 0.0% (g)
55	WW Grainger, Inc., 4.600%, 06/15/45	62

	Total Industrials	5,439

	Information Technology — 1.2%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
55	2.900%, 03/04/21	57
44	2.950%, 02/28/26	46
194	3.000%, 06/15/22	205

		308

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
32	3.000%, 03/01/18	32
16	4.500%, 03/01/23	17
100	6.875%, 06/01/18	108
63	7.500%, 01/15/27	75

		232

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Internet Software & Services — 0.1%
410	eBay, Inc., 2.600%, 07/15/22	397

	IT Services — 0.3%
	International Business Machines Corp.,
126	1.250%, 02/08/18	127
309	2.250%, 02/19/21	314
350	7.625%, 10/15/18	399
90	Total System Services, Inc., 4.800%, 04/01/26	95
236	Xerox Corp., 5.625%, 12/15/19	250

		1,185

	Semiconductors & Semiconductor Equipment — 0.1%
130	Intel Corp., 3.700%, 07/29/25	142
30	National Semiconductor Corp., 6.600%, 06/15/17	32
73	Texas Instruments, Inc., 1.650%, 08/03/19	73

		247

	Software — 0.2%
25	Intuit, Inc., 5.750%, 03/15/17	26
	Microsoft Corp.,
23	0.875%, 11/15/17	23
34	2.125%, 11/15/22	34
50	2.375%, 02/12/22	51
118	2.375%, 05/01/23	119
167	3.625%, 12/15/23	183
	Oracle Corp.,
200	3.625%, 07/15/23	216
100	5.750%, 04/15/18	108

		760

	Technology Hardware, Storage & Peripherals — 0.3%
	Apple, Inc.,
273	2.150%, 02/09/22	272
182	2.250%, 02/23/21	184
199	2.400%, 05/03/23	199
250	2.700%, 05/13/22	257
207	VAR, 0.887%, 05/03/18	207
	HP, Inc.,
118	4.375%, 09/15/21	124
45	4.650%, 12/09/21	48

		1,291

	Total Information Technology	4,420

	Materials — 0.5%
	Chemicals — 0.3%
	Agrium, Inc., (Canada),
45	3.375%, 03/15/25	45
100	4.125%, 03/15/35	91
125	CF Industries, Inc., 7.125%, 05/01/20	142
	Dow Chemical Co. (The),
100	3.500%, 10/01/24	103
119	4.125%, 11/15/21	129
20	8.550%, 05/15/19	24
88	Ecolab, Inc., 3.250%, 01/14/23	90
	Mosaic Co. (The),
34	3.750%, 11/15/21	35
212	4.250%, 11/15/23	226
25	Potash Corp. of Saskatchewan, Inc., (Canada), 3.250%, 12/01/17	26
41	Praxair, Inc., 2.650%, 02/05/25	42
150	Union Carbide Corp., 7.500%, 06/01/25	181

		1,134

	Construction Materials — 0.0% (g)
200	CRH America, Inc., 3.875%, 05/18/25 (e)	208

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
95	3.850%, 09/30/23	99
100	5.400%, 03/29/17	103
100	6.500%, 04/01/19	113
	Freeport-McMoRan, Inc.,
128	2.150%, 03/01/17	127
107	3.875%, 03/15/23	88
27	Nucor Corp., 4.000%, 08/01/23	28
27	Rio Tinto Finance USA Ltd., (Australia), 3.500%, 11/02/20	28

		586

	Total Materials	1,928

	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 1.1%
	AT&T, Inc.,
575	3.000%, 06/30/22	576
28	3.400%, 05/15/25	28
353	3.800%, 03/15/22	368
50	3.875%, 08/15/21	53
26	3.950%, 01/15/25	27

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
50	4.450%, 05/15/21	54
150	4.600%, 02/15/21	163
180	5.500%, 02/01/18	191
350	Bellsouth Capital Funding Corp., 7.875%, 02/15/30	438
100	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18	107
	GTP Acquisition Partners I LLC,
174	2.350%, 06/15/20 (e)	176
202	3.482%, 06/16/25 (e)	204
27	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	27
61	Orange S.A., (France), 2.750%, 09/14/16	61
148	Qwest Corp., 6.750%, 12/01/21	159
31	Telefonica Emisiones S.A.U., (Spain), 5.134%, 04/27/20	34
	Verizon Communications, Inc.,
115	2.625%, 02/21/20	118
295	3.500%, 11/01/24	306
156	4.150%, 03/15/24	169
353	4.500%, 09/15/20	387
401	5.150%, 09/15/23	460

		4,106

	Wireless Telecommunication Services — 0.1%
160	Rogers Communications, Inc., (Canada), 4.100%, 10/01/23	174
	Vodafone Group plc, (United Kingdom),
151	1.500%, 02/19/18	151
49	1.625%, 03/20/17	49

		374

	Total Telecommunication Services	4,480

	Utilities — 1.5%
	Electric Utilities — 1.1%
27	American Electric Power Co., Inc., 1.650%, 12/15/17	27
27	Arizona Public Service Co., 2.200%, 01/15/20	27
43	Baltimore Gas & Electric Co., 2.800%, 08/15/22	44
50	Cleveland Electric Illuminating Co. (The), Series D, 7.880%, 11/01/17	54
30	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	32
20	DTE Electric Co., 2.650%, 06/15/22	20
285	Duke Energy Corp., 3.550%, 09/15/21	300
60	Duke Energy Indiana LLC, 3.750%, 07/15/20	64
	Duke Energy Progress LLC,
40	2.800%, 05/15/22	41
106	3.250%, 08/15/25	111
150	5.300%, 01/15/19	165
60	Electricite de France S.A., (France), 2.150%, 01/22/19 (e)	61
100	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	110
186	Entergy Mississippi, Inc., 2.850%, 06/01/28	184
400	Florida Power & Light Co., 3.125%, 12/01/25	418
	Indiana Michigan Power Co.,
135	7.000%, 03/15/19	153
100	Series J, 3.200%, 03/15/23	102
25	Jersey Central Power & Light Co., 7.350%, 02/01/19	28
47	Kansas City Power & Light Co., 3.150%, 03/15/23	48
60	Nevada Power Co., 7.125%, 03/15/19	69
27	NextEra Energy Capital Holdings, Inc., 2.400%, 09/15/19	27
	Niagara Mohawk Power Corp.,
28	3.508%, 10/01/24 (e)	30
40	4.881%, 08/15/19 (e)	43
25	Ohio Power Co., 6.050%, 05/01/18	27
50	Oncor Electric Delivery Co. LLC, 6.800%, 09/01/18	56
	Pacific Gas & Electric Co.,
68	2.450%, 08/15/22	68
50	3.250%, 06/15/23	52
125	5.625%, 11/30/17	133
	PacifiCorp,
140	3.600%, 04/01/24	150
100	3.850%, 06/15/21	109
60	5.650%, 07/15/18	66
75	PECO Energy Co., 5.350%, 03/01/18	80
51	Public Service Co. of Colorado, 3.200%, 11/15/20	54
74	Public Service Co. of Oklahoma, 4.400%, 02/01/21	80
375	Public Service Electric & Gas Co., 3.000%, 05/15/25	392
	Southern California Edison Co.,
50	1.845%, 02/01/22	49

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
212	Series C, 3.500%, 10/01/23	227
45	Southern Co. (The), 1.950%, 09/01/16	45
30	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	35
	Virginia Electric & Power Co.,
21	3.450%, 02/15/24	22
100	5.400%, 04/30/18	108
40	6.000%, 05/15/37	51

		3,962

	Gas Utilities — 0.0% (g)
30	Atmos Energy Corp., 8.500%, 03/15/19	35
50	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	53

		88

	Independent Power & Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
45	2.950%, 01/15/20	46
72	4.000%, 10/01/20	76
37	PSEG Power LLC, 4.300%, 11/15/23	38
317	Southern Power Co., 4.150%, 12/01/25	330

		490

	Multi-Utilities — 0.2%
	AGL Capital Corp.,
94	3.500%, 09/15/21	98
100	6.375%, 07/15/16	100
50	Consumers Energy Co., 5.650%, 04/15/20	57
79	DTE Energy Co., 3.300%, 06/15/22 (e)	81
200	NiSource Finance Corp., 3.850%, 02/15/23	212
	Sempra Energy,
48	4.050%, 12/01/23	51
150	9.800%, 02/15/19	180
87	WEC Energy Group, Inc., 3.550%, 06/15/25	91

		870

	Water Utilities — 0.1%
122	American Water Capital Corp., 3.400%, 03/01/25	129

	Total Utilities	5,539

	Total Corporate Bonds (Cost $79,533)	82,317

Foreign Government Securities — 1.2%
	Israel Government AID Bond, (Israel),
325	Zero Coupon, 08/15/23	276
1,000	Zero Coupon, 02/15/24	835
1,000	Series 7-Z, Zero Coupon, 08/15/25	793
1,000	Series 8-Z, Zero Coupon, 02/15/25	807
1,000	Series 8-Z, Zero Coupon, 08/15/24	821
	Republic of Poland, (Poland),
125	3.250%, 04/06/26	125
92	4.000%, 01/22/24	99
200	Republic of Turkey, (Turkey), 5.750%, 03/22/24	215
	United Mexican States, (Mexico),
244	3.500%, 01/21/21	254
250	3.600%, 01/30/25	252
116	4.000%, 10/02/23	121

	Total Foreign Government Securities (Cost $4,432)	4,598

Mortgage Pass-Through Securities — 10.3%
	Federal Home Loan Mortgage Corp.,
12	ARM, 2.375%, 07/01/26	12
173	ARM, 2.461%, 08/01/36	181
41	ARM, 2.540%, 01/01/37	43
52	ARM, 2.541%, 11/01/36	55
102	ARM, 2.566%, 09/01/36	108
22	ARM, 2.572%, 01/01/27	23
161	ARM, 2.652%, 03/01/37	169
186	ARM, 2.662%, 12/01/34	198
109	ARM, 2.813%, 09/01/36	116
184	ARM, 2.939%, 06/01/36	193
137	ARM, 3.039%, 04/01/38	146
85	ARM, 3.255%, 02/01/37	91
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
41	4.000%, 06/01/19	42
7	4.500%, 10/01/18	7
1	5.500%, 06/01/17	1
4	6.000%, 10/01/17 – 04/01/18	4
51	6.500%, 01/01/17 – 03/01/22	53
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
5	6.000%, 12/01/22	6
19	6.500%, 08/01/26	22
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
47	6.000%, 01/01/34	55
45	7.000%, 04/01/26 – 02/01/37	54
4	7.500%, 08/01/25	5
5	8.000%, 07/01/20 – 11/01/24	5

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
13		8.500%, 07/01/28	16
145		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA, 10.000%, 10/01/30	159
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
2,291		3.500%, 05/01/33 – 05/01/43	2,414
387		4.000%, 06/01/42	417
72		6.000%, 02/01/33	81
		Federal National Mortgage Association,
49		ARM, 2.114%, 02/01/37	51
76		ARM, 2.135%, 08/01/35	80
109		ARM, 2.138%, 01/01/35	114
1		ARM, 2.192%, 03/01/19	1
160		ARM, 2.251%, 02/01/35	166
176		ARM, 2.318%, 09/01/34	186
178		ARM, 2.320%, 01/01/35	189
95		ARM, 2.325%, 09/01/36	100
67		ARM, 2.364%, 11/01/33	71
136		ARM, 2.391%, 09/01/35	141
126		ARM, 2.403%, 09/01/35	133
63		ARM, 2.483%, 02/01/35	66
63		ARM, 2.487%, 08/01/36	67
81		ARM, 2.556%, 04/01/35	85
114		ARM, 2.559%, 08/01/34	120
7		ARM, 2.562%, 09/01/27	7
–	(h)	ARM, 2.625%, 08/01/19	—	(h)
106		ARM, 2.635%, 10/01/34	113
187		ARM, 2.673%, 02/01/37	197
136		ARM, 2.685%, 09/01/33	145
101		ARM, 2.710%, 07/01/46	107
100		ARM, 2.717%, 04/01/33	105
180		ARM, 3.182%, 02/01/36	190
5		ARM, 3.784%, 03/01/29	5
		Federal National Mortgage Association, 15 Year, Single Family,
20		4.000%, 05/01/19	20
98		4.500%, 05/01/18 – 05/01/19	101
130		5.000%, 06/01/18 – 04/01/19	135
71		5.500%, 01/01/20 – 06/01/20	74
157		6.000%, 03/01/21 – 01/01/24	171
15		6.500%, 03/01/17 – 08/01/20	16
61		Federal National Mortgage Association, 20 Year, Single Family, 6.500%, 05/01/22	69
		Federal National Mortgage Association, 30 Year, FHA/VA,
12		6.000%, 09/01/33	13
19		6.500%, 03/01/29	21
4		8.500%, 02/01/30	4
4		9.000%, 09/01/19 – 12/01/30	4
2		9.500%, 12/01/18	2
		Federal National Mortgage Association, 30 Year, Single Family,
1,516		3.500%, 06/01/43	1,589
46		4.500%, 08/01/33	51
730		5.000%, 07/01/33 – 08/01/40	819
76		5.500%, 12/01/33	88
341		6.000%, 12/01/32 – 09/01/37	394
29		6.500%, 08/01/31	34
5		7.000%, 09/01/27 – 08/01/32	5
8		7.500%, 11/01/22 – 10/01/24	8
293		8.000%, 03/01/21 – 11/01/32	365
5		8.500%, 07/01/24 – 05/01/25	5
2		10.000%, 02/01/24	2
		Federal National Mortgage Association, Other,
977		VAR, 1.227%, 12/01/25	975
469		1.940%, 01/01/17	469
974		2.220%, 12/01/22	987
487		2.240%, 12/01/22	494
646		2.395%, 01/01/22	661
963		2.480%, 06/01/19	987
1,000		2.760%, 05/01/21	1,039
1,915		2.764%, 06/01/23	1,990
1,000		2.790%, 05/01/27	1,027
1,000		3.030%, 04/01/27	1,046
1,500		3.100%, 09/01/25	1,587
1,000		3.110%, 12/01/24	1,058
1,000		3.240%, 12/01/26	1,066
1,000		3.290%, 08/01/26	1,069
500		3.340%, 02/01/27	537
1,000		3.380%, 12/01/23	1,073
1,000		3.540%, 10/01/20	1,073
2,271		3.590%, 12/01/20	2,439
1,490		3.760%, 10/01/23 – 11/01/23	1,633
741		4.000%, 07/01/42	800
1,012		4.160%, 03/01/21	1,109
336		4.264%, 06/01/21	367
766		4.300%, 04/01/21	845
966		4.380%, 04/01/21	1,068

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
483		4.390%, 05/01/21	535
51		5.500%, 04/01/38	55
76		6.000%, 03/01/37	86
		Government National Mortgage Association II, 30 Year, Single Family,
194		6.000%, 03/20/28 – 09/20/38	222
9		7.500%, 02/20/28 – 09/20/28	10
24		8.000%, 12/20/25 – 08/20/28	27
15		8.500%, 03/20/25 – 05/20/25	17
2		Government National Mortgage Association, 15 Year, Single Family, 6.000%, 10/15/17	2
		Government National Mortgage Association, 30 Year, Single Family,
225		6.000%, 11/15/28 – 12/15/38	256
220		6.500%, 01/15/24 – 12/15/35	256
204		7.000%, 08/15/23 – 06/15/35	236
15		7.500%, 11/15/22 – 09/15/28	16
3		8.000%, 07/15/22 – 08/15/28	3
–	(h)	8.500%, 11/15/17	1
4		9.000%, 08/15/16 – 11/15/24	4
54		9.500%, 09/15/18 – 12/15/25	59
576		Government National Mortgage Association, Other, 3.500%, 11/20/33	612

		Total Mortgage Pass-Through Securities (Cost $37,206)	38,901

Supranational — 0.0% (g)
150		African Development Bank, 8.800%, 09/01/19 (Cost $176)	181

U.S. Government Agency Securities — 2.2%
		Federal National Mortgage Association,
1,000		06/01/17	992
667		2.125%, 04/24/26	666
800		5.000%, 05/11/17	831
		Financing Corp. STRIPS,
1,440		1.553%, 05/11/18 (n)	1,412
584		3.441%, 09/26/19 (n)	558
500		3.602%, 04/05/19 (n)	483
		Residual Funding Corp. STRIPS,
250		1.555%, 10/15/19 (n)	239
1,950		1.884%, 07/15/20 (n)	1,831
1,000		Tennessee Valley Authority, 5.500%, 07/18/17	1,053
333		Tennessee Valley Authority STRIPS, 4.284%, 05/01/19 (n)	319

		Total U.S. Government Agency Securities (Cost $8,212)	8,384

U.S. Treasury Obligations — 25.4%
		U.S. Treasury Bonds,
1,225		7.500%, 11/15/16	1,264
250		8.750%, 08/15/20	326
		U.S. Treasury Coupon STRIPS,
2,650		1.632%, 11/15/19 (n)	2,543
2,200		1.921%, 02/15/18 (n)	2,168
5,515		1.983%, 05/15/21 (n)	5,130
3,825		2.058%, 08/15/23 (n)	3,371
200		2.069%, 05/15/24 (n)	173
2,150		2.153%, 11/15/23 (n)	1,882
200		2.185%, 05/15/26 (n)	164
2,985		2.191%, 02/15/20 (n)	2,853
10		2.312%, 05/15/28 (n)	8
3,000		2.316%, 02/15/24 (n)	2,611
3,275		2.373%, 02/15/21 (n)	3,063
750		2.466%, 05/15/23 (n)	664
300		2.517%, 02/15/27 (n)	241
8,275		2.567%, 08/15/21 (n)	7,648
1,300		2.595%, 11/15/22 (n)	1,167
2,400		2.602%, 02/15/22 (n)	2,190
1,495		2.658%, 05/15/19 (n)	1,448
200		2.678%, 05/15/25 (n)	168
5,495		2.748%, 02/15/23 (n)	4,902
3,577		2.779%, 08/15/16 (n)	3,574
53		2.835%, 02/15/28 (n)	41
4,350		2.865%, 08/15/19 (n)	4,196
1,000		2.887%, 08/15/22 (n)	903
200		2.987%, 08/15/28 (n)	154
1,224		3.097%, 02/15/17 (n)	1,219
47		3.229%, 08/15/26 (n)	38
300		3.311%, 11/15/26 (n)	242
4,848		3.480%, 05/15/20 (n)	4,600
140		3.542%, 11/15/27 (n)	110
100		3.551%, 08/15/27 (n)	79
1,525		3.604%, 11/15/21 (n)	1,402
400		5.480%, 11/15/16 (n)	399
		U.S. Treasury Inflation Indexed Notes,
617		0.125%, 01/15/22	652
425		1.375%, 01/15/20	496

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
	U.S. Treasury Notes,
593	0.875%, 01/31/18	593
1,500	1.250%, 10/31/18	1,510
320	1.500%, 05/31/19	324
2,000	1.875%, 11/30/21	2,042
4,000	2.000%, 10/31/21	4,110
3,000	2.000%, 11/30/22	3,069
15,000	2.000%, 02/15/25	15,237
700	2.375%, 08/15/24	733
350	2.625%, 08/15/20	369
800	2.625%, 11/15/20	844
1,500	2.750%, 11/30/16	1,516
1,000	3.125%, 04/30/17	1,022
850	3.125%, 05/15/21	921
1,050	3.500%, 02/15/18	1,097
400	4.250%, 11/15/17	420

	Total U.S. Treasury Obligations (Cost $93,054)	95,896

SHARES
Short-Term Investment — 1.0%
	Investment Company — 1.0%
3,849	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.360% (b) (l) (Cost $3,849)	3,849

	Total Investments — 99.6% (Cost $366,795)	376,944
	Other Assets in Excess of Liabilities — 0.4%	1,343

	NET ASSETS — 100.0%	$378,287

Percentages indicated are based on net assets.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2016.
CMO	—	Collateralized Mortgage Obligation
CSMC	—	Credit Suisse Mortgage Trust
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2016. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2016.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2016.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of May 31, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,038
Aggregate gross unrealized depreciation	(889)

Net unrealized appreciation/depreciation	$10,149

Federal income tax cost of investments	$366,795

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$44,112	$11,921	$56,033
Collateralized Mortgage Obligations
Agency CMO	—	69,280	—	69,280
Non-Agency CMO	—	8,293	1,160	9,453

Total Collateralized Mortgage Obligations	—	77,573	1,160	78,733

Commercial Mortgage-Backed Securities	—	6,996	1,056	8,052
Corporate Bonds
Consumer Discretionary	—	3,589	—	3,589
Consumer Staples	—	4,254	—	4,254
Energy	—	7,775	—	7,775
Financials	—	41,007	—	41,007
Health Care	—	3,886	—	3,886
Industrials	—	5,439	—	5,439
Information Technology	—	4,420	—	4,420
Materials	—	1,928	—	1,928
Telecommunication Services	—	4,480	—	4,480
Utilities	—	5,539	—	5,539

Total Corporate Bonds	—	82,317	—	82,317

Foreign Government Securities	—	4,598	—	4,598
Mortgage Pass-Through Securities	—	38,901	—	38,901
Supranational	—	181	—	181
U.S. Government Agency Securities	—	8,384	—	8,384
U.S. Treasury Obligations	—	95,896	—	95,896
Short-Term Investment
Investment Company	3,849	—	—	3,849

Total Investments in Securities	$3,849	$358,958	$14,137	$376,944

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

There were no significant transfers among any levels during the period ended May 31, 2016.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

JPMorgan Intermediate Bond Trust	Balance as of February 29, 2016	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2016
Investments in Securities
Asset-Backed Securities	$1,988	$—	$14	$— (a)	$933	$(715)	$9,729	$(28)	$11,921
Collateralized Mortgage Obligations — Non-Agency CMO	559	—	(1)	1	500	(25)	126	—	1,160
Commercial Mortgage-Backed Securities	1,129	—	(16)	(9)	—	(48)	—	—	1,056

	$3,676	$—	$(3)	$(8)	$1,433	$(788)	$9,855	$(28)	$14,137

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

Transfers from level 2 to level 3 or from level 3 to level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2016, which were valued using significant unobservable inputs (level 3) amounted to approximately $ (3,000).

Intermediate Bond Trust

Quantitative Information about Level 3 Fair Value Measurements # (Amounts in thousands)

	Fair Value at May 31, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$6,816	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (2.03%)
			Constant Default Rate	0.00% - 50.00% (19.61%)
			Yield (Discount Rate of Cash Flows)	1.89% - 7.59% (4.60%)
			Projected Principal Writedown	0.00% (0.00%)

Asset-Backed Securities	6,816

	639	Discounted Cash Flow	Constant Prepayment Rate	4.00% - 30.00% (6.68%)
			Constant Default Rate	0.00% - 7.51% (1.92%)
			Yield (Discount Rate of Cash Flows)	1.58% - 88.95% (2.69%)

Collateralized Mortgage Obligations	639

	602	Discounted Cash Flow	Constant Prepayment Rate	0.00 - 100.00% (2.92%)
			Yield (Discount Rate of Cash Flows)	1.06% - 8.27% (5.55%)

Commercial Mortgage-Backed Securities	602

Total	$8,057

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2016, the value of these investments was approximately $6,080,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 26, 2016

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
July 26, 2016